As filed with the Commission on April 30, 2002
                                                      1933 Act File No. 33-07404
                                                      1940 Act File No. 811-4760

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X

                        Post-Effective Amendment No. 89 X

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X

                               Amendment No. 89 X

                               BT INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)

                                 (410) 895-3433
                         (Registrant's Telephone Number)

Daniel O. Hirsch, Esq.                      Copies to: Burton M. Leibert, Esq.
One South Street                                       Willkie, Farr & Gallagher
Baltimore, Maryland  21202                             787 Seventh Ave
(Name and Address of Agent                             New York, New York 10019
for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[x] On April 30, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date)pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cash Management Portfolio, Treasury Money Portfolio and BT Investment Portfolios also have executed this Registration Statement.

                                [GRAPHIC OMITTED]
                            Deutsche Asset Management

                                [GRAPHIC OMITTED]
                                    World Map

                                                                 Mutual Fund
                                                                      Prospectus
                                                                  April 30, 2002

                                   Investment

Cash Management Fund
Treasury Money Fund

                                [GRAPHIC OMITTED]
                                 A Member of the
                               Deutsche Bank Group

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


CASH MANAGEMENT FUND .................................  3
TREASURY MONEY FUND .................................. 10
INFORMATION CONCERNING ALL FUNDS ..................... 16
Management of the Funds .............................. 16
Calculating a Fund's Share Price ..................... 17
Dividends and Distributions .......................... 17
Tax Considerations ................................... 17
Performance Information .............................. 18
Buying and Selling Fund Shares ....................... 18



--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
OF THE CASH MANAGEMENT FUND INVESTMENT

GOAL: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
CORE STRATEGY: The Fund invests in high quality money market instruments.


INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in high quality money market instruments, maintaining a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in high quality securities that are valued in US dollars and have remaining maturities of 397 days or less. The Fund invests more than 25% of its total assets in banks and other financial institutions.

CASH MANAGEMENT FUND INVESTMENT

OVERVIEW OF THE CASH MANAGEMENT FUND

Goal .................................................. 3
Core Strategy ......................................... 3
Investment Policies and Strategies .................... 3
Principal Risks of Investing in the Fund .............. 4
Who Should Consider Investing in the Fund ............. 4
Total Returns, After Fees and Expenses ................ 5
Fees and Expenses of the Fund ......................... 6

A DETAILED LOOK AT THE
CASH MANAGEMENT FUND

Objective ............................................. 7
Strategy .............................................. 7
Principal Investments ................................. 7
Risks ................................................. 8
Financial Highlights .................................. 9

--------------------------------------------------------------------------------

Overview of the Cash Management Fund Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

o Changes in interest rates or economic downturns could have a negative effect on issuers in the financial services industry.

o    Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

                                 Overview of the Cash Management Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years and the last ten calendar years.

As of December 31, 2001, the Fund's 7-day yield was 1.60%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven-day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

[GRAPHIC OMITTED]
Year-by-Year Returns
(the past ten calendar years)
1992  1993  1994  1995  1996  1997  1998  1999  2000  2001
3.05  2.54  3.67  5.35  4.82  4.98  4.93  4.58  5.87  3.63


The Fund's highest return in any calendar quarter was 2.28% (second quarter
1989) and its lowest quarterly return was 0.32% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                            AVERAGE ANNUAL RETURNS
                             1 Year       5 Years         10 Years


 Investment Class
 Return Before Taxes          3.63%         4.79%           4.34%


--------------------------------------------------------------------------------

Overview of the Cash Management Fund Investment

FEES AND EXPENSES OF THE FUND
(EXPENSES PAID FROM FUND ASSETS)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

--------------------------------------------------------------------------------
1Information on the annual operating expenses reflects the expenses of both the Fund and the Cash Management Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)


2The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.


3For the first year, the expense example takes into account fee waivers and reimbursements.

   ANNUAL FUND OPERATING EXPENSES

                                                           PERCENTAGE OF AVERAGE
                                                              DAILY NET ASSETS 1


 Management Fees                                           0.15%
--------------------------------------------------------------------------------
 Distribution and Service (12b-1) Fees                      None
--------------------------------------------------------------------------------
 Other Expenses (including a 0.25%
 shareholder servicing fee)                                0.63%
--------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                      0.78%
--------------------------------------------------------------------------------
 Less: Fee Waiver and/or Expense Reimbursements           (0.03)% 2
--------------------------------------------------------------------------------
 NET EXPENSES                                              0.75%
--------------------------------------------------------------------------------


   EXPENSE EXAMPLE 3


           1 Year         3 Years       5 Years        10 Years
            $77            $246           $430           $963


--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE CASH MANAGEMENT FUND INVESTMENT

OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in high quality short-term money market instruments. While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality money market securities and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price:

o Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Fund buys US government debt obligations, money market instruments and other debt obligations that at the time of purchase:

     o have received the highest short-term rating from two nationally recognized statistical rating organizations;

     o have received the highest short-term rating from one rating organization (if only one organization rates the security);

     o    are unrated, but are determined to be of similar quality by us; or

     o have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund may invest in high-quality, short-term, dollar-nominated money market instruments paying a fixed, variable or floating interest rate. These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security's maturity.

o US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

Because many of the Fund's principal investments are issued or credit-enhanced by banks or other financial institutions, the Fund may invest more than 25% of its total assets in the financial services industry. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

--------------------------------------------------------------------------------

A Detailed Look at the Cash Management Fund Investment

RISKS


SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH MONEY MARKET MUTUAL FUNDS, AND OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.


Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

o We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o We primarily buy securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. The Fund only buys high quality securities with minimal credit risk.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

o    it cannot sell the securities at the agreed-upon time and price; or

o the securities lose value before they can be sold. The Fund seeks to reduce this risk by monitoring, the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the Fund may invest more than 25% of its total assets in the financial services industry, it may be vulnerable to setbacks in that industry. Banks and other financial service companies are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the Fund may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the Fund's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

--------------------------------------------------------------------------------

                          A Detailed Look at the Cash Management Fund Investment


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

   FINANCIAL HIGHLIGHTS
                                                                                              For the Years Ended December 31,
                                                             2001           2000           1999           1998            1997

 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF YEAR                           $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                         0.04           0.06           0.04            0.05           0.05
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from
   investment transactions                                     0.001          0.001          0.001           0.001         (0.00)1
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                              0.04           0.06           0.04            0.05           0.05
--------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income                                        (0.04)         (0.06)         (0.04)          (0.05)         (0.05)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                                 $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                       3.63%          5.87%          4.58%           4.93%          4.98%
--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:

 Net assets, end of year (000s omitted)                    $188,863       $243,989       $154,304        $232,586       $138,423
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:

 Net investment income                                         3.60%          5.75%          4.42%           4.80%          4.88%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   Cash Management Portfolio                                   0.75%          0.75%          0.75%           0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   Cash Management Portfolio                                   0.78%          0.79%          0.78%           0.81%          0.78%
--------------------------------------------------------------------------------------------------------------------------------


1 Less than $0.01 per share.

--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
OF THE TREASURY MONEY FUND INVESTMENT

GOAL: The Fund seeks a high level of current income consistent with liquidity and the preservation of capital.
CORE STRATEGY: The Fund invests in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.


INVESTMENT POLICIES AND STRATEGIES

The Fund invests all of its assets in a master portfolio with the same goal as the Fund. The Fund, through the master portfolio, seeks to achieve that goal by investing in US Treasury obligations, either directly or through repurchase agreements. The Fund maintains a dollar weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

TREASURY MONEY FUND INVESTMENT

OVERVIEW OF THE TREASURY MONEY FUND

Goal ................................................. 10
Core Strategy ........................................ 10
Investment Policies and Strategies ................... 10
Principal Risks of Investing in the Fund ............. 11
Who Should Consider Investing in the Fund ............ 11
Total Returns, After Fees and Expenses ............... 12
Fees and Expenses of the Fund ........................ 13

A DETAILED LOOK AT THE TREASURY MONEY FUND

Objective ............................................ 14
Strategy ............................................. 14
Principal Investments ................................ 14
Risks ................................................ 14
Financial Highlights ................................. 15

--------------------------------------------------------------------------------

                                  Overview of the Treasury Money Fund Investment


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o    Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are a conservative investor looking for a liquid investment that offers income approximating money market rates and preserves the value of your capital.

You should not consider investing in the Fund if you seek long-term capital growth. Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

Overview of the Treasury Money Fund Investment

TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 2001, the Fund's 7-day yield was 1.31%. To learn the current 7-day yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------
The 7-day yield, which is often referred to as the 'current yield,' is the income generated by the Fund over a seven day period. This amount is then annualized, which means that we assume the Fund generates the same income every week for a year. The 'total return' of the Fund is the change in the value of an investment in the Fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the Fund over a given period.

[GRAPHIC OMITTED]
Year-by-Year Returns
(the past ten calendar years)
1992  1993  1994  1995  1996  1997  1998  1999  2000  2001
3.1   2.43  3.4   5.19  4.71  4.86  4.76  4.32  5.6   3.33


The Fund's highest return in any calendar quarter was 2.13% (second quarter
1989) and its lowest quarterly return was 0.29% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                          AVERAGE ANNUAL RETURNS
                           1 Year       5 Years         10 Years


 Investment Class
 Return Before Taxes         3.33%          4.57%         4.17%


--------------------------------------------------------------------------------

                                  Overview of the Treasury Money Fund Investment


FEES AND EXPENSES OF THE FUND
(EXPENSES PAID FROM FUND ASSETS)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

--------------------------------------------------------------------------------
1Information on the annual operating expenses reflects the expenses of both the Fund and the Treasury Money Portfolio, the master portfolio in which the Fund invests its assets. (A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)


2The investment advisor and administrator have agreed, for a 6-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.


3For the first year, the expense example takes into account fee waivers and reimbursements.

   ANNUAL FUND OPERATING EXPENSES

                                            PERCENTAGE OF AVERAGE
                                               DAILY NET ASSETS 1

 Management Fees                                           0.15%
--------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                   None
--------------------------------------------------------------------------------
 Other Expenses                                            0.64%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses                             0.79%
--------------------------------------------------------------------------------
 Less: Fee Waivers and/or Expense Reimbursements          (0.04)%2
--------------------------------------------------------------------------------
 NET EXPENSES                                              0.75%
--------------------------------------------------------------------------------


   EXPENSE EXAMPLE 3


           1 Year         3 Years       5 Years        10 Years
            $77            $248           $435           $974


--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE TREASURY MONEY FUND INVESTMENT

OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital by investing in debt obligations of the US Treasury or repurchase agreements collateralized by US Treasury debt obligations.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments, including US government obligations, can change in value when interest rates change.

STRATEGY

The Fund seeks current income, maintaining a dollar-weighted average maturity of 90 days or less, by investing only in US Treasury obligations and repurchase agreements backed by obligations of the US Treasury. Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase. Although the US government guarantees the timely payment of interest and principal, it does not guarantee the market value of these obligations, which may change in response to changes in interest rates.

PRINCIPAL INVESTMENTS

The Fund invests in US Treasury obligations, either directly or through repurchase agreements. In a repurchase agreement, the Fund buys securities at one price with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price. The Fund may invest up to 10% of its total assets in other money market mutual funds in accordance with applicable regulations.

RISKS

SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH 'TREASURY' MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund adheres to the following practices:

o We limit the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, rates of short-term investments fluctuate less than longer-term bonds.

o    We primarily buy securities with remaining maturities of 13 months or less.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This, in turn, could cause the Fund's returns to lag behind those of similar money market funds.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the securities defaults on its obligation to repurchase them. In this circumstance, the Fund can lose money because:

o    it cannot sell the securities at the agreed-upon time and price; or

o    the securities lose value before they can be sold.

The Fund seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The Fund also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

--------------------------------------------------------------------------------

                           A Detailed Look at the Treasury Money Fund Investment


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

   FINANCIAL HIGHLIGHTS
                                                                                              For the Years Ended December 31,
                                                             2001           2000           1999           1998            1997
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF YEAR                           $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                         0.03           0.05           0.04            0.05           0.05
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from
   investment transactions                                     0.001         (0.00)1        (0.00)1          0.001         (0.00)1
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                              0.03           0.05           0.04            0.05           0.05
--------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income and short-term gains                   (0.03)         (0.05)         (0.04)          (0.05)         (0.05)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                                 $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                       3.33%          5.60%          4.32%           4.76%          4.86%
--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:

 Net assets, end of year (000s omitted)                    $285,003       $335,886       $560,729        $308,911       $268,274
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:

 Net investment income                                         3.25%          5.43%          4.25%           4.66%          4.74%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   Treasury Money Portfolio                                    0.75%          0.75%          0.75%           0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   Treasury Money Portfolio                                    0.79%          0.78%          0.77%           0.77%          0.77%
--------------------------------------------------------------------------------------------------------------------------------


1Less than $0.01 per share.

--------------------------------------------------------------------------------

INFORMATION
--------------------------------------------------------------------------------
CONCERNING ALL FUNDS

MANAGEMENT OF THE FUNDS


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas, Inc., Deutsche Bank Securities, Inc., Scudder Trust Company, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc. ('DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ('DeAMIS').


Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Fund's activities on their behalf.


Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as each Fund's investment advisor. The investment advisor makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On April 30, 2001, the investment advisor to the Funds changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc.

The Funds paid the following fees to the investment advisor for investment advisory services in the last fiscal year:


                                     PERCENTAGE OF AVERAGE
   FUND                              DAILY FUND NET ASSETS
--------------------------------------------------------------------------------
 Cash Management Fund Investment                     0.15%
--------------------------------------------------------------------------------
 Treasury Money Fund Investment                      0.15%
--------------------------------------------------------------------------------


DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition, ICCC or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


o    keeping accurate, up-to-date records for your individual Fund account;

o    implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o    sending proxy reports and updated prospectus information to you; and

o    collecting your executed proxies.


Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management, or special trust or retirement-investment reporting.


Organizational Structure. Cash Management Fund Investment and Treasury Money Fund Investment are 'feeder funds' that invest all of their assets in a 'master portfolio.' Those Funds and their corresponding master portfolio are listed below:


   FEEDER FUND                      MASTER PORTFOLIO
--------------------------------------------------------------------------------
 Cash Management Fund Investment    Cash Management Portfolio
--------------------------------------------------------------------------------
 Treasury Money Fund Investment     Treasury Money Portfolio
--------------------------------------------------------------------------------

Each feeder fund and its master portfolio have the same goal. Each master portfolio is advised by DeAM, Inc.

--------------------------------------------------------------------------------

                                                Information Concerning all Funds


A master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This arrangement allows a Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholders' best interests. If the Trustees withdraw a Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.


CALCULATING A FUND'S SHARE PRICE

We calculate the daily price of each Fund's shares (also known as the 'Net Asset Value' or 'NAV') each day the Exchange is open for business. We calculate the Funds' NAVs as of 12:00 noon, Eastern time, and as of the close of regular business on the New York Stock Exchange. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:

o All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

o Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

o Purchase orders received after the Fund's close will be processed the next business day.


Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium-- or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund's Net Asset Value will normally be $1.00 a share.

When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its fair value under procedures adopted under the general supervision of the Board of Trustees.


DIVIDENDS AND DISTRIBUTIONS


Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis. Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells.

The Funds may also pay dividends and capital gain distributions at other times if necessary in order to avoid federal income or excise tax.

The Funds automatically reinvest all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify your service agent at least five days before the date on which the next dividend or distribution will be paid.


TAX CONSIDERATIONS


The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by the Funds. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Funds. Every year the Funds will send you information on the tax status of dividends and distributions paid the previous years. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.


Dividends and distributions usually have the following tax status:


   TRANSACTION                              TAX STATUS
--------------------------------------------------------------------------------
 Income dividends                           Ordinary income
--------------------------------------------------------------------------------
 Short-term capital gain distributions*     Ordinary income
--------------------------------------------------------------------------------
 Long-term capital gain distributions*      Long-term capital gains
--------------------------------------------------------------------------------


*Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.


--------------------------------------------------------------------------------
Generally, the Funds are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Funds' portfolio instruments are open and the Funds' management believes there is adequate liquidity.


--------------------------------------------------------------------------------

Information Concerning all Funds


You must provide your social security number or other taxpayer identification number to the Funds along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Funds are otherwise legally required to do so, they will withhold 31% 'backup withholding' tax from your dividends, distributions, sales proceeds and other payments to you.

The tax considerations for tax-deferred accounts, non-taxable entities and foreign investors may be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.


PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.


BUYING AND SELLING FUND SHARES


How to Contact the Deutsche Asset
Management Service Center
By Phone:                         1-800-730-1313
By Mail:                          Deutsche Asset Management
Service Center                    P.O. Box 219210
                                  Kansas City, MO 64121-9210
By Overnight Mail:                Deutsche Asset Management
                                  Service Center
                                  210 West 10th Street, 8th floor

Kansas City, MO 64105-1716

OUR REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU PERSONALLY MONDAY THROUGH FRIDAY, 8:30 A.M. TO 7:00 P.M., EASTERN TIME EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. YOU CAN REACH THE DEUTSCHE ASSET MANAGEMENT SERVICE CENTER'S AUTOMATED ASSISTANCE LINE 24 HOURS A DAY, 7 DAYS A WEEK.


Minimum Account Investments
Initial purchase:
   Initial investment in Investment Class shares         $2,000
   Subsequent investments                                $  100
   IRA account, initial investment
     (there is no minimum for subsequent investments) $1,000 Initial investment for shareholders of other
     Deutsche Asset Management Funds'
     Investment Class Shares                             $  500
   Automatic investing plan, initial investment          $  250
   Weekly, semi-monthly or monthly plan subsequent
     investments                                         $  100
   Quarterly plan subsequent investments                 $  250
   Semi-annual or annual plan subsequent investments $ 500 Minimum investment for qualified retirement plans (such as 401(k), pension or profit
     sharing plans)                                      $    0
Account balance:
   Non-retirement account                                $  500
   IRA account                                           $    0


Accounts opened through a service agent may have different minimum investment accounts.


Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children. Each Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.


How to Open Your Fund Account


By Mail:                 Complete and sign the account application that
                         accompanies this prospectus. (You may obtain additional
                         applications by calling the Service Center.) Mail the
                         completed application along with a check payable to the
                         Funds you have selected to the Deutsche Asset
                         Management Service Center. The addresses are shown
                         under 'How to contact the Deutsche Asset Management
                         Service Center.'
By Wire:                 Call the Service Center to set up a wire account.


Please note that your account cannot become activated until we receive a completed application via mail or fax.

IF THIS IS YOUR FIRST INVESTMENT THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, you will need a special application form. This form is available from your service agent, or by calling the Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------

                                                Information Concerning all Funds

Two Ways to Buy and Sell Shares in Your Account

MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under 'How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.


Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.


WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 12:00 p.m. Eastern Time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No.:                    021001033

Attn:                           Deutsche Asset
                                Management/Mutual Funds

DDA No.:                        00-226-296

FBO:                            (Account name)
                                (Account number)

Credit:                         Cash Management Fund
                                Investment--1671
                                Treasury Money Fund
                                Investment--1672

Refer to your account statement for the account name, number and fund number.


Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 12:00 p.m. Eastern Time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. Wire transfers may be restricted on holidays and at certain other times. The minimum redemption by wire is $1,000. All orders placed after 12 p.m. Eastern Time will be wired to your account the next business day.


Important Information About Buying and Selling Shares


o You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation on the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.


o You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.

o After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Fund is open for business.


o We accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter, third-party checks or checks issued by credit card companies or internet based companies.


o The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

--------------------------------------------------------------------------------

Information Concerning all Funds


o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

o We reserve the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.


o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.


o We remit proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.


o If we receive your purchase order before 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern Time, you will not.

o If we receive your order to sell shares after 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern Time, you will not.

o    We do not issue share certificates.

o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Deutsche Asset Management Service Center for more information.

o During periods of heavy market activity, you may have trouble reaching the Deutsche Asset Management Service Center by telephone. If this occurs, you should make your request by mail.


o The Funds reserve the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Funds reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits Funds from disposing of their portfolio securities or pricing their shares.

o Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you semi-annual and annual reports on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares in certain other Deutsche Asset Management mutual funds up to four times a calendar year. We may modify or terminate this exchange privilege upon 60 days notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.


PLEASE NOTE THE FOLLOWING CONDITIONS:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

o You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

o If you are maintaining a taxable account, you may have to pay taxes on the exchange.

o Your exchange must meet the minimum investment amount for the class of shares being purchased.

SPECIAL SHAREHOLDER SERVICES

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.


o Regular Investments: You can make regular investments automatically from your checking account weekly, monthly, semi-monthly, quarterly, semi-annually or annually.


o Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

o Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:


                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO64121-9210
or call our toll-free number:   1-800-730-1313

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

Cash Management Fund Investment                                CUSIP#055922108
Treasury Money Fund Investment                                 CUSIP#055922405
BT Investment Funds                                            COMBMONPRO(04/02)
                                                               811-4760

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME04101

                                [GRAPHIC OMITTED]
                            Deutsche Asset Management

                                [GRAPHIC OMITTED]
                                    World Map

                                                                 Mutual Fund
                                                                      Prospectus
                                                                  April 30, 2002
                                                                      Investment

NY Tax Free Money Fund
Tax Free Money Fund

                                [GRAPHIC OMITTED]
                                 A Member of the
                               Deutsche Bank Group

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


NY TAX FREE MONEY FUND ...............................  3
TAX FREE MONEY FUND .................................. 10
INFORMATION CONCERNING ALL FUNDS ..................... 17
Management of the Funds .............................. 17
Calculating a Fund's Share Price ..................... 18
Dividends and Distributions .......................... 18
Tax Considerations ................................... 18
Performance Information .............................. 19
Buying and Selling Fund Shares ....................... 19


--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
OF THE NY TAX FREE MONEY FUND INVESTMENT

GOAL: The Fund seeks a high level of current income exempt from Federal and New York income tax consistent with liquidity and the preservation of capital.
CORE STRATEGY: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

INVESTMENT POLICIES AND STRATEGIES

The Fund seeks to achieve its goal by investing primarily in municipal bonds and notes from New York issues (or issues in other locales) whose interest payments are exempt from New York State and City income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

NY TAX FREE MONEY FUND INVESTMENT

OVERVIEW OF THE NY TAX FREE MONEY FUND

Goal .................................................. 3
Core Strategy ......................................... 3
Investment Policies and Strategies .................... 3
Principal Risks of Investing in the Fund .............. 4
Who Should Consider Investing in the Fund ............. 4
Total Returns, After Fees and Expenses ................ 5
Fees and Expenses of the Fund ......................... 6

A DETAILED LOOK AT THE
NY TAX FREE MONEY FUND

Objective ............................................. 7
Strategy .............................................. 7
Principal Investments ................................. 7
Risks ................................................. 8
Financial Highlights .................................. 9

--------------------------------------------------------------------------------

Overview of the NY Tax Free Money Fund Investment

PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:


o A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.


o New York's local economy could suffer a reversal that would undermine or cast doubt on the ability of New York municipal issuers to meet their financial obligations.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

o    Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal. The Fund offers an added advantage to New York residents by emphasizing investments whose interest income is exempt from New York State and City tax.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

                               Overview of the NY Tax Free Money Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last calendar year, the last five calendar years, and the last ten calendar years.


As of December 31, 2001, the Fund's taxable equivalent yield was 1.61%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.


--------------------------------------------------------------------------------
The taxable equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax-free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The 'total return' of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.

[GRAPHIC OMITTED]
Year-by-Year Returns
(the past ten calendar years)
1992  1993  1994  1995  1996  1997  1998  1999  2000  2001
2.38  1.68  2.11  3.12  2.68  2.86  2.66  2.41  3.23  1.89



The Fund's highest return in any calendar quarter was 1.38% (second quarter
1989) and its lowest quarterly return was 0.14% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                             AVERAGE ANNUAL RETURNS
                              1 Year       5 Years         10 Years
 Investment Class
 Return Before Taxes          1.89%         2.61%           2.50%

--------------------------------------------------------------------------------

Overview of the NY Tax Free Money Fund Investment

FEES AND EXPENSES OF THE FUND
(EXPENSES PAID FROM FUND ASSETS)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund. It assumes that the Fund earned an annual return of 5% over the periods shown, the Fund's operating expenses remained the same and you sold your shares at the end of the period.


You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.

--------------------------------------------------------------------------------
1The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.

2For the first year, the expense example takes into account fee waivers and/or reimbursements.

   ANNUAL FEES AND EXPENSES
                                                           PERCENTAGE OF AVERAGE
                                                                DAILY NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                           0.15%
--------------------------------------------------------------------------------
 Distribution and Service (12b-1) Fees                      None
--------------------------------------------------------------------------------
 Other Expenses (including a 0.25%
 shareholder servicing fee)                                0.65%
--------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                      0.80%1
--------------------------------------------------------------------------------
 Less: Fee Waiver and/or Expense Reimbursements           (0.05)%
--------------------------------------------------------------------------------
 NET EXPENSES                                              0.75%
--------------------------------------------------------------------------------



   EXPENSE EXAMPLE 2


           1 Year         3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
            $77            $250           $439           $985
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE NY TAX FREE MONEY FUND INVESTMENT

OBJECTIVE

The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments. The Fund concentrates its investments in municipal bonds and notes from the State of New York or governmental issuers in other locales, such as Puerto Rico, whose interest payments are exempt from New York State and City income taxes.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by concentrating its investments in the bonds and notes of New York issuers and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income exempt from Federal and New York State and City income taxes:

o Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Fund primarily buys short-term New York municipal obligations that at the time of purchase:

o have received one of the top two short-term ratings from two nationally recognized statistical rating organizations;

o have received one of the top two short-term ratings from one rating organization (if only one organization rates the security);

o    are unrated, but are determined to be of comparable quality by us; or

o have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by us.

PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, which are payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, tax-exempt debt of borrowers that matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds, whose interest rates vary with changes in specified market rates or indices. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

o Private activity bonds, which are revenue bonds that finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to local, state and Federal taxes, including the alternative minimum tax.

Under normal conditions, the Fund invests at least 80% of its assets in investments the income from which is excluded from federal income taxes and exempt from New York State and City personal income taxes.

--------------------------------------------------------------------------------

A Detailed Look at the NY Tax Free Money Fund Investment


The Fund may invest up to 20% of its total assets in notes and bonds that are exempt from Federal income taxes but not from New York State and City income tax when money available for investment exceeds the supply of New York debt securities that meet the Fund's criteria.


Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

RISKS

SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH TAX FREE MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. While the Fund seeks to maintain a $1.00 share price, it cannot guarantee that this will always happen. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds. We attempt to limit this risk by diversifying the Fund's investments so that a single setback need not undermine the pursuit of its objective and by investing in money market instruments that receive the highest short-term debt ratings as described above.


Concentration Risk. Because of the Fund's concentration in New York municipal securities, the Fund has a relatively large exposure to financial stresses arising from a regional economic downturn. The investment advisor attempts to limit this risk by spreading out investments across issuers to the extent possible.


--------------------------------------------------------------------------------

                        A Detailed Look at the NY Tax Free Money Fund Investment


The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.

   FINANCIAL HIGHLIGHTS 1

                                                                                              For the Years Ended December 31,
                                                             2001           2000           1999           1998            1997
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF YEAR                           $1.00         $ 1.00         $ 1.00          $ 1.00         $ 1.00
--------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                         0.02           0.03           0.02            0.03           0.03
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from
   investment transactions                                     0.00 2        (0.00)2         0.00 2         (0.00)2        (0.00)2
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                              0.02           0.03           0.02            0.03           0.03
--------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income                                        (0.02)         (0.03)         (0.02)          (0.03)         (0.03)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                                 $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                       1.89%          3.23%          2.41%           2.66%          2.86%
--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:

 Net assets, end of year (000s omitted)                    $109,739        $86,489        $73,867         $77,839        $85,364
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:


 Net investment income                                         1.86%          3.19%          2.37%           2.63%          2.83%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   NY Tax Free Money Portfolio                                 0.75%3         0.75%          0.75%           0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   NY Tax Free Money Portfolio                                 0.80%3         0.86%          0.84%           0.85%          0.81%
--------------------------------------------------------------------------------------------------------------------------------


1 On April 27, 2001, NY Tax Free Money Portfolio closed. The Financial Highlights includes the Fund's information as a stand-alone Fund for the period April 27, 2001 to December 31, 2001 and as a feeder fund for the prior periods.


2Less than $0.01 per share.

3The actual expense ratios incurred by the Portfolio for the period January 1, 2001 through April 26, 2001 were 0.20% after waivers and 0.24% before waivers.

--------------------------------------------------------------------------------

OVERVIEW
--------------------------------------------------------------------------------
OF THE TAX FREE MONEY FUND INVESTMENT

GOAL: The Fund seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.
CORE STRATEGY: The Fund invests primarily in municipal bonds and notes with remaining maturities of 397 days (about 13 months) or less, whose interest payments are exempt from Federal income tax.

INVESTMENT POLICIES AND STRATEGIES

The Fund seeks to achieve its goal by investing primarily in municipal obligations whose interest payments are exempt from Federal income taxes. The Fund maintains a dollar-weighted average maturity of 90 days or less. The Fund attempts to maintain a stable share price by investing in securities that are valued in US dollars and have remaining maturities of 397 days or less.

TAX FREE MONEY FUND INVESTMENT

OVERVIEW OF THE TAX FREE MONEY FUND

Goal ................................................. 10
Core Strategy ........................................ 10
Investment Policies and Strategies ................... 10
Principal Risks of Investing in the Fund ............. 11
Who Should Consider Investing in the Fund ............ 11
Total Returns, After Fees and Expenses ............... 12
Fees and Expenses of the Fund ........................ 13

A DETAILED LOOK AT THE TAX FREE MONEY FUND

Objective ............................................ 14
Strategy ............................................. 14
Principal Investments ................................ 14
Risks ................................................ 15
Financial Highlights ................................. 16

--------------------------------------------------------------------------------

                                  Overview of the Tax Free Money Fund Investment


PRINCIPAL RISKS OF INVESTING IN THE FUND

Although the Fund seeks to preserve the value of your investment at $1.00 a share, there are risks associated with investing in the Fund. For example:

o A sharp rise in interest rates could cause the bond market and individual securities in the Fund's portfolio to decline in value.

o An issuer's creditworthiness could decline, which in turn may cause the value of a security in the Fund's portfolio to decline.

o    Securities held by the Fund could perform poorly.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking a highly liquid investment that offers current income exempt from Federal income taxes while preserving the value of your principal.

You should not consider investing in the Fund if you seek long-term capital growth.

Although it provides a convenient means of diversifying short-term investments, the Fund by itself does not constitute a balanced investment program.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

Overview of the Tax Free Money Fund Investment


TOTAL RETURNS, AFTER FEES AND EXPENSES

The bar chart and table on this page can help you evaluate the potential risk and rewards of investing in the Fund by showing changes in the Fund's performance year to year. The bar chart shows the Fund's actual return for each of the past ten calendar years. The table shows the Fund's average annual return over the last year, the last five calendar years and the last ten calendar years.

As of December 31, 2001, the Fund's tax equivalent yield was 1.77%. To learn the current yield, investors may call the Deutsche Asset Management Service Center at 1-800-730-1313.

--------------------------------------------------------------------------------
The tax equivalent yield demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a fund's tax free yield. Yield is the income generated by a fund over a seven-day period. This amount is then annualized, which means that we assume the fund generates the same income every week for a year. The 'total return' of a fund is the change in the value of an investment in the fund over a given period. Average annual returns are calculated by averaging the year-by-year returns of the fund over a given period.


[GRAPHIC OMITTED]
Year-by-Year Returns
(the past ten calendar years)
1992  1993  1994  1995  1996  1997  1998  1999  2000  2001
2.69  1.97  2.27  3.34  2.84  2.94  2.75  2.54  3.35  2.08


The Fund's highest return in any calendar quarter was 1.58% (second quarter
1989) and its lowest quarterly return was 0.18% (first quarter 2002). Past performance offers no indication of how the Fund will perform in the future.



   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                           AVERAGE ANNUAL RETURNS
                             1 Year        5 Years       10 Years

 Investment Class
 Return Before Taxes         2.08%          2.73%         2.68%

--------------------------------------------------------------------------------

                                  Overview of the Tax Free Money Fund Investment


FEES AND EXPENSES OF THE FUND
(EXPENSES PAID FROM FUND ASSETS)

The Annual Fees and Expenses table to the right describes the fees and expenses that you may pay if you buy and hold shares of the Tax Free Money Fund Investment.

Expense Example. The example below illustrates the expenses you would have incurred on a $10,000 investment in the Fund. The numbers assume that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, and that you sold your shares at the end of the period.


You may use this hypothetical example to compare the Fund's expense history with other funds. The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.

--------------------------------------------------------------------------------
1 The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses so that total expenses will not exceed 0.75%.


2 For the first year, the expense example takes into account fee waivers and reimbursements.


   ANNUAL FEES AND EXPENSES
                                           PERCENTAGE OF AVERAGE
                                                DAILY NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                           0.15%
--------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees                   None
--------------------------------------------------------------------------------
 Other Expenses                                            0.64%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses                             0.79%
--------------------------------------------------------------------------------
 Less: Fee Waivers and/or Expense Reimbursements          (0.04)%1
--------------------------------------------------------------------------------
 NET EXPENSES                                              0.75%
--------------------------------------------------------------------------------

   EXPENSE EXAMPLE 2



           1 Year         3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
            $77            $248           $435           $974


--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE TAX FREE MONEY FUND INVESTMENT

OBJECTIVE

The Tax Free Money Fund Investment seeks a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital by investing in high quality, short-term, tax-exempt money market instruments.

While we give priority to earning income and maintaining the value of the Fund's principal at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes.

STRATEGY

The Fund seeks current income by investing in high quality short-term municipal obligations and maintains a dollar-weighted average maturity of 90 days or less. The Fund follows two policies designed to maintain a stable share price and to generate income from Federal tax:

o Generally, Fund securities are valued in US dollars and have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The Fund may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The Fund buys short-term municipal obligations that at the time of purchase:

     o have received the top short-term rating from two nationally recognized statistical rating organizations;

     o have received the highest short-term rating from one rating organization (if only one organization rates the security);


     o are unrated, but are determined to be of comparable quality by the investment advisor; or

     o have no short-term rating, but are rated in one of the top three highest long-term rating categories, and are determined to be of similar quality by the investment advisor.


PRINCIPAL INVESTMENTS

The Fund primarily invests in the following types of investments:

o General obligation notes and bonds, which an issuer backs with its full faith and credit. That means the government entity will repay the bond out of its general tax revenues.

o Revenue notes and bonds, payable from specific revenue sources. These are often tied to the public works project the bonds are financing, but are not generally backed by the issuer's taxing power.

o Tax-exempt commercial paper, tax-exempt debt that matures in 270 days or less.

o Short-term municipal notes, such as tax anticipation notes, that are issued in anticipation of the receipt of tax revenues.

o Municipal obligations, backed by letters of credit (a document issued by a bank guaranteeing the issuer's payments for a stated amount), general bank guarantees or municipal bond insurance.

o Floating rate bonds whose interest rates vary with changes in specified market rates or indexes. The Fund may invest in high quality floating rate bonds with maturities of one year or more if it has the right to sell them back at their face value prior to maturity. The Fund may also invest in securities that have features that reduce their maturities on their purchase date.

o Private activity bonds, which are revenue bonds that are used to finance nongovernmental activities, such as private industry construction. Note that the interest on these bonds may be subject to Federal taxes, including the alternative minimum tax.


Under normal conditions, the Fund invests at least 80% of its assets in investments the income from which is exempt from federal taxes.


Temporary Defensive Position. In response to adverse political, economic or market events, the Fund may adopt a temporary defensive position in which it places more than 20% of the Fund's assets in high quality money market investments that are subject to Federal income tax. To the extent that the Fund might do so, it may not meet its goal of a high level of current tax-free income.

--------------------------------------------------------------------------------

                           A Detailed Look at the Tax Free Money Fund Investment


RISKS

SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH TAX FREE MONEY MARKET MUTUAL FUNDS, AND WE DETAIL OUR APPROACHES TO CONTAIN THEM. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED. IF A SECURITY NO LONGER MEETS THE FUND'S REQUIREMENTS, WE WILL ATTEMPT TO SELL THAT SECURITY WITHIN A REASONABLE TIME, UNLESS SELLING THE SECURITY WOULD NOT BE IN THE FUND'S BEST INTEREST.

Primary Risks

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and increase when interest rates decline. To minimize such price fluctuations, the Fund limits the dollar-weighted average maturity of the securities held by the Fund to 90 days or less. Generally, the price of short-term investments fluctuate less than longer-term bonds.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the Fund only buys high quality securities with minimal credit risk. Also, the Fund primarily buys securities with remaining maturities of 13 months or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the Fund invests in short-term securities, which by nature are relatively stable types of investments, the risk remains that the securities we have selected will not perform as expected. This could cause the Fund's returns to lag behind those of similar money market funds.

--------------------------------------------------------------------------------

A Detailed Look at the Tax Free Money Fund Investment

The table below provides a picture of the Fund's financial performance for the past five years. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rates of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Service Center at 1-800-730-1313.


   FINANCIAL HIGHLIGHTS 1

                                                                                              For the Years Ended December 31,
                                                             2001           2000           1999           1998            1997
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF YEAR                           $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                         0.02           0.03           0.02            0.03           0.03
--------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) from
   investment transactions                                     0.00 2        (0.00)2        (0.00)2          0.00 2        (0.00)2
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                              0.02           0.03           0.02            0.03           0.03
--------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income                                        (0.02)         (0.03)         (0.02)          (0.03)         (0.03)
--------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                                 $1.00          $1.00          $1.00           $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                       2.08%          3.35%          2.54%           2.75%          2.94%
--------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:

 Net assets, end of year (000s omitted)                    $163,623       $222,453       $128,480        $201,094       $150,483
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:

 Net investment income                                         2.11%          3.30%          2.50%           2.71%          2.90%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   Tax Free Money Portfolio                                    0.75%3         0.75%          0.75%           0.75%          0.75%
--------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   Tax Free Money Portfolio                                    0.79%3         0.82%          0.80%           0.83%          0.80%
--------------------------------------------------------------------------------------------------------------------------------



1 On April 27, 2001, Tax Free Money Portfolio and Tax Free Money Portfolio closed. The Financial Highlights includes the Fund's information as a stand-alone Fund for the period April 27, 2001 to December 31, 2001 and as a feeder fund for the prior periods.


2 Less than $0.01 per share.

3 The actual expense ratios incurred by the Portfolio for the period January 1, 2001 through April 26, 2001 were 0.20% after waivers and 0.21% before waivers.

--------------------------------------------------------------------------------

INFORMATION
--------------------------------------------------------------------------------
CONCERNING ALL FUNDS

MANAGEMENT OF THE FUNDS


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Bank Securities Inc., Scudder Trust Company, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc. ('DeAM, Inc.') and Deutsche Asset Management Investment Services Limited ('DeAMIS').

Board of Trustees. Each Fund's shareholders, voting in proportion to the number of shares each owns, elect a Board of Trustees, and the Trustees supervise all of the Funds' activities on their behalf.

Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as each Fund's investment advisor. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. On April 30, 2001, the investment advisor to the Funds changed to DeAM, Inc. from Deutsche Bank Trust Company Americas, formerly Bankers Trust Company, an affiliate of DeAM, Inc.

The Funds paid the following fees to the investment advisor for investment advisory services in the last fiscal year:



                                        PERCENTAGE OF AVERAGE
   FUND                                 DAILY FUND NET ASSETS

 NY Tax Free Money Fund Investment                      0.15%
--------------------------------------------------------------------------------
 Tax Free Money Fund Investment                         0.15%
--------------------------------------------------------------------------------



DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients, and as of March 31, 2002, managed approximately $97 billion in assets.

DeAM, Inc. is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Other Services. Investment Company Capital Corp. ('ICCC'), also an affiliate of DeAM, Inc., provides administrative services--such as portfolio accounting, legal services and others--for the Funds. In addition ICCC or your service agent, performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


o    keeping accurate, up-to-date records for your individual Fund account;

o    implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o    sending proxy reports and updated prospectus information to you; and

o    collecting your executed proxies.


Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in the ICCC servicing agreement, such as cash management or special trust or retirement-investment reporting.


--------------------------------------------------------------------------------

Information Concerning all Funds

CALCULATING A FUND'S SHARE PRICE


We calculate the daily price of each Fund's shares (also known as the 'Net Asset Value' or 'NAV') each day the Funds are open for business, as of 12:00 noon, Eastern time. On the day before certain holidays are observed, the bond markets or other primary trading markets for the Funds may close early. They may also close early on the day after Thanksgiving and the day before Christmas Eve. If the Bond Market Association recommends an early close of the bond markets, the Funds also may close early. You may call the Service Center at 1-800-730-1313 for additional information about whether the Funds will close before a particular holiday. On days a Fund closes early:


o All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

o Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

o Purchase orders received after the Fund's close will be processed the next business day.

Each Fund uses the amortized cost method to account for any premiums or discounts above or below the face value of any securities that it buys. This method writes down the premium-- or marks up the discount--at a constant rate until maturity. It does not reflect daily fluctuations in market value. Each Fund's Net Asset Value will normally be $1.00 a share.


When price quotations for a particular security are not readily available or may be unreliable, we determine its value by the method we believe most accurately reflects its fair value under procedures adopted under the general supervision of the Board of Trustees.


DIVIDENDS AND DISTRIBUTIONS


Each Fund declares dividends from its net income daily and pays the dividends on a monthly basis. Each Fund reserves the right to include in the daily dividend any short-term capital gains on securities it sells. Also, each Fund will normally declare and pay annually any long-term capital gains as well as any short-term capital gains that it did not distribute during the year.

Dividends paid by Tax Free Money Fund and NY Tax Free Money Fund on municipal notes and bonds are exempt from Federal income tax. Dividends paid by NY Tax Free Money Fund on New York municipal notes and bonds are excluded from Federal income taxes and exempt from New York City and State personal income taxes. If the Funds make a taxable investment, you will have to pay Federal income taxes on interest earned.

The Funds automatically reinvest all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify your service agent at least five days before the date on which the next dividend or distribution will be paid.

TAX CONSIDERATIONS

Tax Free Money Fund attempts to invest 100% of its assets in tax-exempt municipal securities that generate tax-exempt income. NY Tax Free Money Fund attempts to invest 100% of its assets in municipal obligations that are excluded from Federal income taxes and exempt from New York State and City personal income taxes. However, each Fund may invest up to 20% (or greater while maintaining a temporary defensive position) of the value of its total assets in securities and generate income subject to Federal or alternative minimum tax (and New York City tax, in the case of NY Tax Free Money Fund Investment). Income exempt from Federal income tax may be subject to state and local income tax. Any capital gains distributed by the Funds may be taxable.


Every year, your Fund will send you information on the distributions for the previous year.

You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% 'backup withholding' tax from your dividends, distributions, sales proceeds and other payments to you.


The tax considerations for tax-deferred accounts, non-taxable entities and foreign investors may be different. Because each investor's tax circumstances are unique and because the tax laws are subject to change, we recommend that you consult your tax advisor before investing.

--------------------------------------------------------------------------------
Generally, the Funds are open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day (July 4th), Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Funds will calculate their net asset values at the time of closing. The Funds may accept purchase or sale orders on days other then the days listed above, if the New York Stock Exchange is closed due to unforeseeable circumstances but the 'Fed wire' is open, the primary trading markets for the Funds' portfolio instruments are open and the Funds' management believes there is adequate liquidity.


--------------------------------------------------------------------------------

                                                Information Concerning all Funds

PERFORMANCE INFORMATION

Each Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indices and investments for which reliable performance data is available. Each Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

BUYING AND SELLING FUND SHARES

How to Contact the Deutsche Asset Management Service Center

By Phone:                         1-800-730-1313

By Mail:                          Deutsche Asset Management
                                  Service Center
                                  P.O. Box 219210
                                  Kansas City, MO 64121-9210

By Overnight Mail:                Deutsche Asset Management
                                  Service Center
                                  210 West 10th Street, 8th floor
                                  Kansas City, MO 64105-1716

OUR REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU PERSONALLY MONDAY THROUGH FRIDAY, 8:30 A.M. TO 7:00 P.M., EASTERN TIME EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. YOU CAN REACH THE DEUTSCHE ASSET MANAGEMENT SERVICE CENTER'S AUTOMATED ASSISTANCE LINE 24 HOURS A DAY, 7 DAYS A WEEK.

Minimum Account Investments

Initial purchase:
   Initial investment in Investment Class shares         $2,000
   Subsequent investments                                $  100
   IRA account, initial investment
     (there is no minimum for subsequent investments) $1,000 Initial investment for shareholders of other
     Deutsche Asset Management Funds'
     Investment Class Shares                             $  500
   Automatic investing plan, initial investment          $  250
   Weekly, semi-monthly or monthly plan subsequent
     investments                                         $  100
   Quarterly plan subsequent investments                 $  250
   Semi-annual or annual plan subsequent investments $ 500 Minimum investment for qualified retirement plans (such as 401(k), pension or profit
     sharing plans)                                      $    0
Account balance:
   Non-retirement account                                $  500
   IRA account                                           $    0

Accounts opened through a service agent may have different minimum investment accounts.

Shares of each Fund may be purchased without regard to the investment minimums by employees of Deutsche Bank AG, any of its affiliates or subsidiaries, their spouses and minor children, and Directors or Trustees of any investment company advised or administered by Deutsche Bank AG or any of its affiliates or subsidiaries, their spouses and minor children.

Each Fund and its service providers reserve the right to, from time to time, at their discretion, waive or reduce the investment minimums.

How to Open Your Fund Account


By Mail: Complete and sign the account application that accompanies this prospectus. (You may obtain additional applications by calling the Service Center.) Mail the completed application along with a check payable to the Funds you have selected to the Service Center. The addresses are shown under 'How to contact the Deutsche Asset Management Service Center.'


By Wire:              Call the Service Center to set up a wire account.

Please note that your account cannot become activated until we receive a completed application via mail or fax.


Two Ways to Buy and Sell Shares in Your Account


MAIL:

Buying: Send your check, payable to the Deutsche Asset Management fund you have selected, to the Deutsche Asset Management Service Center. The addresses are shown in this section under 'How to contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. Please note that we cannot accept starter checks or third-party checks. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management funds' and include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.


Selling: Send a signed letter to the Deutsche Asset Management Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature


--------------------------------------------------------------------------------

Information Concerning all Funds


must be signature guaranteed if the amount is more than $100,000, or if the redemption proceeds will be sent to an address other than the one on record. Unless exchanging into another Deutsche Asset Management fund, you must submit a written authorization to sell shares in a retirement account.


WIRE:

Buying: You may buy shares by wire only if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 by 12:00 p.m. Eastern Time to notify us in advance of a wire transfer purchase. Inform the Service Center of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 p.m. Eastern time.

Routing No.:                    021001033

Attn:                           Deutsche Asset
                                Management/Mutual Funds

DDA No.:                        00-226-296

FBO:                            (Account name)
                                (Account number)

Credit:                         NY Tax Free Money Fund
                                Investment--1670
                                Tax Free Money Fund
                                Investment--1669

Refer to your account statement for the account name, number and fund number.


Selling: You may sell shares by wire only if your account is authorized to do so. For your protection, you may not change the destination bank account over the phone. To sell by wire, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313 prior to 12:00 p.m. Eastern Time. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. Wire transfers may be restricted on holidays and at certain other times. The minimum redemption by wire is $1,000. All orders placed after 12:00 p.m. Eastern Time will be wired to your account the next business day.


Important Information About Buying and Selling Shares


o You may buy and sell shares of a fund through authorized service agents as well as directly from the Service Center. The same terms and conditions apply. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was placed with the fund. Your service agent may charge a fee for buying and selling shares for you.


o You may place orders to buy and sell over the phone by calling your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. If you pay for shares by check and the check fails to clear, or if you order shares by phone and fail to pay for them by 4:00 p.m. Eastern time, we have the right to cancel your order, hold you liable or charge you or your account for any losses or fees a fund or its agents have incurred. To sell shares you must state whether you would like to receive the proceeds by wire or check.


o After we or your service agent receive your order, we buy or sell your shares at the next price calculated on a day the Funds are open for business.


o We accept payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. We do not accept cash, starter or third-party checks or checks issued by credit card companies or internet based companies.

o The payment of redemption proceeds (including exchanges) for shares of a fund recently purchased by check may be delayed for up to 15 calendar days while we wait for your check to clear.

o Unless otherwise instructed, we normally mail a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after we receive your order in proper form.

o We reserve the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent or the Service Center for more information.


o We remit proceeds from the sale of shares in US dollars. Under certain circumstances, we reserve the right to redeem shares 'in-kind', which means that we may give you a portion of your redemption in portfolio securities.


o If we receive your purchase order before 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it after 12:00 noon Eastern Time, you will not.

-------------------------------------------------------------------------------

                                                Information Concerning all Funds

o If we receive your order to sell shares after 12:00 noon Eastern Time you will receive the dividends declared that day. If we receive it before 12:00 noon Eastern Time, you will not.


o The Funds reserve the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Funds reserve the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Funds from disposing of its portfolio securities or pricing their shares.


o    We do not issue share certificates.


o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent or the Service Center for more information.

o During periods of heavy market activity, you may have trouble reaching the Service Center by telephone. If this occurs, you should make your request by mail.

o Account Statements and Fund Reports: We or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. We will send you semi-annual and annual reports on your fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for shares in certain other Deutsche Asset Management mutual funds up to four times a calendar year. We may modify or terminate this exchange privilege upon 60 days notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You will receive a written confirmation of each transaction from the Service Center or your service agent.


PLEASE NOTE THE FOLLOWING CONDITIONS:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

o You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.

o If you are maintaining a taxable account, you may have to pay taxes on the exchange.

o Your exchange must meet the minimum investment amount for the class of shares being purchased.

SPECIAL SHAREHOLDER SERVICES

To help make investing with us as easy as possible, and to help you build your investment, we offer the following special services. You can obtain further information about these programs by calling the Service Center at 1-800-730-1313.


o Regular Investments: You can make regular investments automatically from your checking account weekly, monthly, semi-monthly, quarterly, semi-annually or annually.


o Regular Withdrawals: You can arrange regular monthly, quarterly, semi-annual and annual sales of shares in your account. The minimum transaction is $100, and the account must have a balance of at least $10,000 to qualify.

o Checkwriting: We issue you a checkbook linked to your account. You can sell shares by writing a check for the desired amount free of charge, but you cannot close your account by check. You continue to earn dividends on the shares you sell by check until the check clears. The minimum check amount is $500.

-------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Additional information about each Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You can find more detailed information about each Fund in the current Statement of Additional Information, dated April 30, 2002, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:


                                Deutsche Asset Management Service Center
                                P.O. Box 219210
                                Kansas City, MO64121-9210
or call our toll-free number:   1-800-730-1313

You can find reports and other information about each Fund on the EDGAR database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by writing an electronic request to PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about each Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 1-202-942-8090.

NY Tax Free Money Fund Investment                            CUSIP #055922207
Tax Free Money Fund Investment                               CUSIP #055922306
BT Investment Funds                                          COMBMONPRO (04/02)
                                                             811-4760

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME04101

                               [GRAPHIC OMITTED]
                           Deutsche Asset Management

                                                                 Mutual Fund
                                                                      Prospectus
                                                                  April 30, 2002

                               [GRAPHIC OMITTED]
                                    World Map

                                                                Investment Class

Quantitative Equity Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

                               [GRAPHIC OMITTED]
                                 A Member of the
                              Deutsche Bank Group

OVERVIEW
--------------------------------------------------------------------------------
OF THE QUANTITATIVE EQUITY FUND--INVESTMENT CLASS


GOAL: The Fund seeks a total return greater than that of the Standard & Poor's 500 Composite Stock Price Index (the 'S&P 500 Index').
CORE STRATEGY: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.


INVESTMENT POLICIES AND STRATEGIES


The Fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the Fund. The Fund, through the master portfolio, seeks to achieve its goal, to match the total return of the S&P 500 Index by investing in derivative instruments or common stocks of companies in the S&P 500 (we refer to this portion of the Fund's assets as the 'S&P 500 Index Assets'). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the 'Merger Arbitrage Assets'). The investment advisor uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.


--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).


QUANTITATIVE EQUITY FUND--INVESTMENT CLASS


OVERVIEW OF THE QUANTITATIVE EQUITY FUND

Goal .................................................  3
Core Strategy ........................................  3
Investment Policies and Strategies ...................  3
Principal Risks of Investing in the Fund .............  4
Who Should Consider Investing in the Fund ............  4
Total Returns, After Fees and Expenses ...............  5
Fees and Expenses of the Fund ......................... 6

A DETAILED LOOK AT THE QUANTITATIVE
EQUITY FUND


Objective ............................................  7
Strategy .............................................  7
Principal Investments ................................  7
Investment Process ...................................  7
Prior Performance of a Similar Portfolio .............  8
Risks ................................................  8
Management of the Fund ...............................  9
Calculating the Fund's Share Price ................... 11
Performance Information .............................. 11
Dividends and Distributions .......................... 11
Tax Considerations ................................... 11
Buying and Selling Fund Shares ....................... 12
Financial Highlights ................................. 14


--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Investment Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

o    Stocks could decline generally or could underperform other investments.

o Returns on large US companies' stocks could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.


o The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the underperformance of stocks selected.


o The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

o The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.

o    Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

WHO SHOULD CONSIDER INVESTING
IN THE FUND

You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.

You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.


The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio. The Fund also offers other classes with different fees, expenses and investment minimums.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

                      Overview of the Quantitative Equity Fund--Investment Class


TOTAL RETURNS, AFTER FEES AND EXPENSES


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Fund's Investment Class shares actual return for each full calendar year since the Fund began selling shares on March 31, 1999 (its inception date). The table compares the Fund's Investment Class shares average annual return with the S&P 500 Index over the last calendar year and since the Fund's inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results. The Fund's returns reflect the expense waivers in place during the periods presented. In their absence returns would have been lower.


The table also shows the after-tax returns of the Fund's Investment Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

YEAR-BY-YEAR RETURNS
(each full calendar year since inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

2000      -4.67%
2001     -12.10%





During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 10.34% (fourth quarter 2001) and its lowest quarter was -14.27% (third quarter 2001). Past performance offers no indication of how the Fund will perform in the future.


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001


                                         AVERAGE ANNUAL RETURNS
                                                Since Inception
                                    1 Year     (March 31, 1999)
--------------------------------------------------------------------------------
 Investment Class
 Return Before Taxes            -12.10%                 1.40%
--------------------------------------------------------------------------------
 Investment Class
 Return After Taxes on
 Distributions)                 -12.60%                 0.30%
--------------------------------------------------------------------------------
 Investment Class
 Return After Taxes on
 Distributions and Sale
 of Fund Shares                  -7.37%                 0.70%
--------------------------------------------------------------------------------
 S&P 500 Index
 (reflects no deduction for
 fees, expenses or taxes)       -11.87%                -2.85%
--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Investment Class


FEES AND EXPENSES OF THE FUND

(EXPENSES PAID FROM FUND ASSETS)


The Annual Fund Operating Expenses table to the right describes the fees and expenses you may pay if you buy and hold Investment Class shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund's Investment Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, you reinvested all dividends and distributions and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds.1 The example does not represent an estimate of future returns or expenses. Your actual costs may be higher or lower.


--------------------------------------------------------------------------------
1Information on the annual operating expenses reflects the expenses of both the Fund and the Quantitative Equity Portfolio, the master portfolio into which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.


2The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses to the extent necessary to maintain the Fund's expense ratio at the level indicated as 'Net Expenses'.

3For the first 12 months, the expense example takes into account fee waivers and reimbursements.


   ANNUAL FUND OPERATING EXPENSES

                                          PERCENTAGE OF AVERAGE
                                             DAILY NET ASSETS 1

--------------------------------------------------------------------------------
 Management Fees                                          0.50%
--------------------------------------------------------------------------------
 Distribution and Service (12b-1) Fees                     None
--------------------------------------------------------------------------------
 Other Expenses                                           1.97%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses                            2.47%
--------------------------------------------------------------------------------
 Less: Fee Waivers and/or Expense Reimbursements         (1.57)%
--------------------------------------------------------------------------------
 NET EXPENSES                                             0.90% 2
--------------------------------------------------------------------------------


   EXPENSE EXAMPLE3


           1 Year         3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
             $92           $619         $1,174          $2,687


--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE QUANTITATIVE EQUITY FUND--INVESTMENT CLASS

OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general US equity market as measured by the S&P 500 Index.

The Fund invests in derivative instruments or common stocks of companies in the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.


To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment advisor.


PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of US companies that are targets of publicly announced acquisitions.

INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of S&P 500 Index mutual funds. We may also purchase certain stocks included in the S&P 500 Index. Through these investments, we maintain full or near full exposure to the broad equity market. Historically, the Fund has had a high portfolio turnover rate.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

o An announced acquisition that is selected based on specific, unambiguous events.

o    An acquisition price that is structured to include at least 50% cash.

o    An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.


--------------------------------------------------------------------------------
Futures contracts and options are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities in a given period. High turnover can increase the Fund's transaction costs, thereby lowering its returns or increasing your tax liability.

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class


PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO

The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ('QMA'), an unregistered commingled fund managed by the investment advisor since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the investment strategy over the 1984-89 period. In managing the Fund, we employ substantially the same investment objectives, policies and strategies that we employed in managing QMA. However, in managing the Fund, we are subject to certain rules (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that did not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.

QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.90%, which is the same as that expected to be borne by the Fund. Returns of QMA are compared to the S&P 500 Index. Unlike the adjusted QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.

                                 QMA    S&P 500
                             Returns      Index
Year Ended December 31,    with Fees    Returns  Difference
--------------------------------------------------------------------------------
 1990                         5.81%     -3.10%       8.91%
--------------------------------------------------------------------------------
 1991                        29.26%     30.47%      -1.21%
--------------------------------------------------------------------------------
 1992                         7.43%      7.62%      -0.19%
--------------------------------------------------------------------------------
 1993                        10.87%     10.08%       0.79%
--------------------------------------------------------------------------------
 1994                         0.95%      1.32%      -0.37%
--------------------------------------------------------------------------------
 1995                        39.37%     37.58%       1.79%
--------------------------------------------------------------------------------
 1996                        24.61%     22.96%       1.65%
--------------------------------------------------------------------------------
 1997                        35.95%     33.36%       2.59%
--------------------------------------------------------------------------------
 1998                        35.69%     28.58%       7.11%
--------------------------------------------------------------------------------
 1999                        31.22%     21.04%      10.18%
--------------------------------------------------------------------------------
 2000                        -4.51%     -9.11%       4.60%
--------------------------------------------------------------------------------
 2001                       -12.18%    -11.87%      -0.31%
--------------------------------------------------------------------------------


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001


                                       AVERAGE ANNUAL RETURNS
                                              Since Inception
                  1 Year 5 Years 10 Years (December 31, 1989)
--------------------------------------------------------------------------------
 QMA Returns
 with Fees        -12.18%  15.21%  15.54%              15.77%
--------------------------------------------------------------------------------
 S&P 500 Index
 Returns          -11.87%  10.70%  12.94%              12.85%
--------------------------------------------------------------------------------
 Difference        -0.31%   4.51%   2.60%               2.92%
--------------------------------------------------------------------------------

The performance data represents the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.

In the 136 rolling 12-month periods from December 31, 1989 to March 31, 2002, QMA, net of a 0.90% expense ratio, had a positive total return in 120 of the 136 periods and outperformed the S&P 500 Index in 100 of the 136 periods (74% of the time).

The next table shows performance statistics of QMA, net of a 0.90% expense ratio, relative to the S&P 500 Index. The statistics are based on the 136 rolling 12-month periods from December 31, 1989 to March 31, 2002, and illustrates the frequency with which QMA outperformed the S&P 500 Index.

   Amount by which return                             Percent
   of QMA, after fees, exceeded          Number      of Total
   return of S&P 500 Index1          of Periods       Periods
--------------------------------------------------------------------------------
 100 basis points                        84              62%
--------------------------------------------------------------------------------
 50 basis points                         94              69%
--------------------------------------------------------------------------------
 25 basis points                         96              71%
--------------------------------------------------------------------------------

1 One basis point equals 1/100th of 1 percent (0.01%).


RISKS


SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH INVESTING IN THE FUND, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

--------------------------------------------------------------------------------

               A Detailed Look at the Quantitative Equity Fund--Investment Class


Tracking Error Risk. There are several reasons that the Fund's S&P 500 Index Assets may not track the S&P 500 Index exactly:

o Unlike an index, the Fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks or other securities held by the Fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the 'fully invested' S&P 500 Index.

Futures and Options Risk. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.


Exposure Risk. Certain investment techniques increase the Fund's exposure to a security, index or its investment portfolio. Exposure is the Fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in the Fund's net asset value.


Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

o the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.

Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.


Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.


MANAGEMENT OF THE FUND


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. ('DeAM, Inc.'), Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

Board of Trustees. A Board of Trustees supervises all the Fund's activities on behalf of the Fund's shareholders.


Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280ParkAvenue, New York, NY 10017, acts as the investment advisor for the Fund. Prior to April 30, 2001, the investment advisor was Bankers Trust Company (now known as Deutsche bank Trust Company Americas), an affiliate of DeAM, Inc. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. The investment advisor received a fee of 0.50% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2001, managed approximately $96 billion in assets.


Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric Lobbin


o Managing Director of the investment advisor and portfolio manager for the master portfolio.

o    Joined the investment advisor in 1981 and the master portfolio in 2000.

o    Over 20 years of financial industry experience.

o Bachelor's degree in engineering from Princeton University and MBA from New York University.

o    Former President of the Society of Quantitative Analysts.


Manish Keshive


o Director of the investment advisor and portfolio manager for the master portfolio.

o    Joined the investment advisor in 1996 and the master portfolio in 1999.

o    Analyst and Trader for the master portfolio since inception.

o Bachelor's degree in Technology, Indian Institute of Technology in 1993, M.S., Massachusetts Institute of Technology in 1995.

Other Services. Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. Prior to July 1, 2001, Bankers Trust Company (now known as Deutsche Bank Trust Company Americas) served as the Fund's Administrator. ICCC provides the same services that Bankers Trust Company provided to the Fund and is entitled to receive the same rate of compensation. ICCC or your service agent performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


o    keeping accurate, up-to-date records for your individual Fund account;

o    implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o    sending proxy reports and updated prospectus information to you; and

o    collecting your executed proxies.


Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors for those services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Quantitative Equity Portfolio. The Fund and its master portfolio have the same objective. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.


--------------------------------------------------------------------------------

               A Detailed Look at the Quantitative Equity Fund--Investment Class


CALCULATING THE FUND'S SHARE PRICE


The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.


PERFORMANCE INFORMATION

The Fund's performance can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS


If the Fund earns net investment income or recognizes net long-term or short-term capital gains, its policy is to distribute to shareholders substantially all of that income and capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary in order to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes capital gain distributions, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.


TAX CONSIDERATIONS

The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:

   TRANSACTION                              TAX STATUS
--------------------------------------------------------------------------------
 Income dividends                           Ordinary income
--------------------------------------------------------------------------------
 Short-term capital gain distributions*     Ordinary income
--------------------------------------------------------------------------------
 Long-term capital gain distributions*      Long-term capital gains
--------------------------------------------------------------------------------

*Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale of Fund shares (which includes a redemption or exchange) is generally a taxable transaction for you:

   TRANSACTION                     TAX STATUS
--------------------------------------------------------------------------------
 Your sale of shares owned for   Generally, long-term
 more than one year              capital gains or losses
--------------------------------------------------------------------------------
 Your sale of shares owned       Generally, short-term capital
 for one year or less            gain or losses; losses subject to special rules
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Typically the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

BUYING AND SELLING FUND SHARES

You may only purchase Investment Class shares of the Fund if you have a shareholder account set up with a service agent such as a financial planner, investment advisor, broker-dealer or other institution.

Minimum Account Investments


Initial Investment                                       $2,000
Subsequent investments                                   $  100
IRA account, initial investment
   (there is no minimum for subsequent investments) $1,000 Initial investment for shareholders of other
   Deutsche Asset Management Funds                       $  500
Automatic investment plan, initial investment            $  250
   Weekly, semi-monthly or monthly plan
     subsequent investments                              $  100
   Quarterly plan subsequent investments                 $  250
   Semi-annual or annual plan subsequent investments $ 500 Minimum investment for qualified retirement plans
   (such as 401(k), pension or profit sharing plans)     $    0
Minimum Account balance:
   Non-retirement account                                $  500
   IRA account                                           $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right to, from time to time in their sole discretion, waive or reduce the investment minimum.


Important Information about Buying and Selling Shares


o You may buy and sell shares of the Fund through authorized service agents. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. Contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

o The Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.


o We reserve the right to close your account on 60 days' notice if it fails to meet minimum account balance requirements for any reason other than a change in market value.


o If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent for more information.

o The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days from the date of purchase while the Fund waits for your check to clear.


o    We process all sales orders free of charge.


o Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

o The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind', which means that the Fund may give you a portion of your redemption in portfolio securities.


o    The Fund does not issue share certificates.


o Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent for more information.

o The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.


--------------------------------------------------------------------------------

               A Detailed Look at the Quantitative Equity Fund--Investment Class


o Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

o The Fund will not accept purchase and sale orders on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.


o Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its current holdings and its investing strategies.

Exchange Privilege. You can exchange all or part of your shares for certain other shares of another Deutsche Asset Management mutual fund up to four times per calendar year. Each Fund may modify or terminate this exchange privilege upon 60 days' notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from your service agent.


PLEASE NOTE THE FOLLOWING CONDITIONS:

o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.


o You may make the exchange by phone (if your account has the exchange by phone feature) or by letter.


o If you are maintaining a taxable account, you may have to pay taxes on the exchange.

o You will receive a written confirmation of each transaction from your service agent.

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Investment Class

The table below provides a picture of the Fund's Investment Class financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

   FINANCIAL HIGHLIGHTS                                                                                          For the Period
                                                                                                                March 31, 19992
                                                                 For the Years Ended December 31,                       through
                                                                   2001                     20001             December 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF PERIOD                             $11.00                    $12.12                       $10.00
-------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                           0.173                         0.213                       0.11
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on
   investments and futures contracts                               (1.51)                    (0.77)                        2.29
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                                  (1.34)                    (0.56)                        2.40
-------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income                                             (0.14)                    (0.07)                       (0.11)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized gains                                                --                        (0.49)                       (0.17)
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                                               (0.14)                    (0.56)                       (0.28)
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF PERIOD                                   $ 9.52                    $11.00                       $12.12
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                          (12.10)%                   (4.67)%                      23.99%
-------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:

 Net assets, end of period (000s omitted)                         $6,029                    $5,597                       $3,303
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:

 Net investment income                                              1.66%                     1.90%                        2.39%4
-------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   Quantitative Equity Portfolio                                    0.90%                     0.90%                        0.90%4
-------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   Quantitative Equity Portfolio                                    2.47%                     4.14%                       11.84%4
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                             253%5                     451%5                        409%
-------------------------------------------------------------------------------------------------------------------------------


1The Fund's structure was changed from a stand-alone structure to a master-feeder structure on January 1, 2000.
2Commencement of operations.
3Net investment income per share was calculated using the average shares method. 4Annualized.
5The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

--------------------------------------------------------------------------------

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to:


                    Deutsche Asset Management Service Center
                    P.O. Box 219210
                    Kansas City, MO64121-9210
or call toll-free:  1-800-730-1313


You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.

Quantitative Equity Fund--Investment Class
BT Investment Funds

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME04101

CUSIP #055922652
1719PRO(04/02)
811-4760

[GRAPHIC OMITTED]
Deutsche Asset Management

                                                                 Mutual Fund
                                                                      Prospectus
                                                                  April 30, 2002
[GRAPHIC OMITTED]
World Map

                                                             Institutional Class

Quantitative Equity Fund

[Like shares of all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.]

[GRAPHIC OMITTED]
A Member of the
Deutsche Bank Group

OVERVIEW
--------------------------------------------------------------------------------
OF THE QUANTITATIVE EQUITY FUND--INSTITUTIONAL CLASS


GOAL: The Fund seeks a total return greater than that of the Standard &Poor's 500 Composite Stock Price Index (the 'S&P 500 Index').
CORE STRATEGY: The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets.


INVESTMENT POLICIES AND STRATEGIES


The Fund is a feeder fund that invests all of its assets in a master portfolio with the same objective as the Fund. The Fund, through the master portfolio, seeks to achieve its goal, of matching the total return of the S&P 500 Index by investing in derivative instruments or common stocks of companies in the S&P 500 Index (we refer to this portion of the Fund's assets as the 'S&P 500 Index Assets'). Additionally, the Fund seeks to exceed the returns of the S&P 500 Index by investing in the stocks of acquisition targets in publicly announced transactions (we refer to this portion of the Fund's assets as the 'Merger Arbitrage Assets'). The investment advisor uses proprietary quantitative models to select securities for the Fund's Merger Arbitrage Assets.


--------------------------------------------------------------------------------
The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

QUANTITATIVE EQUITY FUND--INSTITUTIONAL CLASS

OVERVIEW OF THE QUANTITATIVE EQUITY FUND

Goal .................................................  3
Core Strategy ........................................  3
Investment Policies and Strategies ...................  3
Principal Risks of Investing in the Fund .............  4
Who Should Consider Investing in the Fund ............  4
Total Returns, After Fees and Expenses ...............  5
Fees and Expenses of the Fund ........................  6

A DETAILED LOOK AT THE QUANTITATIVE
EQUITY FUND


Objective ............................................  7
Strategy .............................................  7
Principal Investments ................................  7
Investment Process ...................................  7
Prior Performance of a Similar Portfolio .............  8
Risks ................................................  8
Management of the Fund ...............................  9
Calculating the Fund's Share Price ................... 11
Performance Information .............................. 11
Dividends and Distributions .......................... 11
Tax Considerations ................................... 11
Buying and Selling Institutional Class Shares ........ 12
Financial Highlights ................................. 16


--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Institutional Class

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund could lose money, or the Fund's performance could trail that of other investments. The risks associated with the Fund's S&P 500 Index Assets include the risks that:

o    Stocks could decline generally or could underperform other investments.

o Returns on stocks of large US companies could trail the returns from stocks of medium or small companies. Each type of stock tends to go through cycles of overperformance and underperformance in comparison to the overall stock market.


o The Fund may not be able to mirror the S&P 500 Index closely enough to track its performance for several reasons, including the Fund's cost to buy and sell securities, the flow of money into and out of the Fund and the underperformance of stocks selected.


o The Fund could suffer losses on its derivative positions if they are not well correlated with the securities for which they are acting as a substitute or if the Fund cannot close out its positions.

The risks associated with the Fund's Merger Arbitrage Assets include the risks that:

o The volume of transactions in the mergers and acquisitions marketplace becomes insufficient to meet the Fund's goal.

o    Acquisition transactions are renegotiated, terminated or delayed.

In addition to these risks, the Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified fund, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.

WHO SHOULD CONSIDER INVESTING
IN THE FUND


The Quantitative Equity Fund--Institutional Class requires a minimum investment of $250,000. You should consider investing in the Fund if you are seeking long-term capital appreciation. There is, of course, no guarantee that the Fund will realize its goal. Moreover, you should be willing to accept greater short-term fluctuations in the value of your investment than you would typically experience by investing in bond or money market funds.


You should not consider investing in the Fund if you are pursuing a short-term financial goal, if you seek regular income or if you cannot tolerate fluctuations in the value of your investments.


The Fund by itself does not constitute a balanced investment program. Diversifying your investments may improve your long-run investment return and lower the volatility of your overall investment portfolio. The Fund also offers other classes with different fees, expenses and investment minimums.


AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

                   Overview of the Quantitative Equity Fund--Institutional Class


TOTAL RETURNS, AFTER FEES AND EXPENSES


The bar chart and table on this page can help you evaluate the potential risks and rewards of investing in the Fund by showing changes in the Fund's performance from year to year. The bar chart shows the Fund's Institutional Class actual return for each full calendar year since the Fund began selling shares on December 31, 1999 (its inception date). The table compares the Fund's Institutional Class average annual return with the S&P 500 Index over the last calendar year and since the Fund's inception. The S&P 500 Index is a model, not a portfolio in which you may invest. An index is a group of securities whose overall performance is used as a standard to measure investment performance. It does not factor in the costs of buying, selling and holding stocks--costs that are reflected in the Fund's performance results. The Fund's returns reflect the expense waivers in place during the periods presented. In their absence returns would have been lower.


The table also shows the after-tax returns of the Fund's Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Fund's past performance, before or after taxes, is not necessarily an indication of how the Fund will perform in the future.

--------------------------------------------------------------------------------
The Return After Taxes on Distributions assumes that an investor holds Fund shares at the end of the period. The number only represents the Fund's taxable distributions, but not a shareholder's gain or loss from selling Fund shares.

The Return After Taxes on Distributions and Sale of Fund Shares assumes that an investor sold his or her Fund shares at the end of the period. The number reflects both the Fund's taxable distributions and a shareholder's gain or loss from selling Fund shares.

YEAR-BY-YEAR RETURNS
(each full calendar year since inception)

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

2000      -4.50%
2001     -11.99%


During the period shown in the bar chart, the Fund's highest return in any calendar quarter was 10.34% (fourth quarter 2001) and its lowest quarter was -14.24% (third quarter 2001). Past performance offers no indication of how the Fund will perform in the future.


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                         AVERAGE ANNUAL RETURNS
                                                Since Inception
                                 1 Year     (December 31, 1999)
--------------------------------------------------------------------------------
 Institutional Class
 Return Before Taxes            -11.99%                  -8.31%
--------------------------------------------------------------------------------
 Institutional Class
 Return After Taxes on
 Distributions)                 -12.37%                  -9.22%
--------------------------------------------------------------------------------
 Institutional Class
 Return After Taxes on
 Distributions and Sale
 of Fund Shares                  -7.30%                  -6.90%
--------------------------------------------------------------------------------
 S&P 500 Index
 (reflects no deduction for
 fees, expenses or taxes)       -11.87%                 -10.50%

--------------------------------------------------------------------------------

Overview of the Quantitative Equity Fund--Institutional Class

FEES AND EXPENSES OF THE FUND
(EXPENSES PAID FROM FUND ASSETS)


The Annual Fund Operating Expenses table to the right describes the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund.

Expense Example. The example below illustrates the expenses incurred on a $10,000 investment in the Fund's Institutional Class. It assumes that the Fund earned an annual return of 5% over the periods shown, that the Fund's operating expenses remained the same, you reinvested all dividends and distributions and you sold your shares at the end of the period.

You may use this hypothetical example to compare the Fund's expense history with other funds. 1 The example does not represent an estimate of future returns or expenses. Actual costs may be higher or lower.


--------------------------------------------------------------------------------
1Information on the annual operating expenses reflects the expenses of both the Fund and the Quantitative Equity Portfolio, the master portfolio into which the Fund invests its assets. A further discussion of the relationship between the Fund and the master portfolio appears in the 'Organizational Structure' section of this prospectus.)


2The investment advisor and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 2001, to waive their fees and reimburse expenses to the extent necessary to maintain the Fund's expense ratio at the level indicated as 'Net Expenses'.

3For the first 12 months, the expense example takes into account fee waivers and reimbursements.


   ANNUAL FUND OPERATING EXPENSES

                                          PERCENTAGE OF AVERAGE
                                              DAILY NET ASSETS 1


 Management Fees                                          0.50%
--------------------------------------------------------------------------------
 Distribution and Service (12b-1) Fees                      None
--------------------------------------------------------------------------------
 Other Expenses                                           1.82%
--------------------------------------------------------------------------------
 Total Fund Operating Expenses                            2.32%
--------------------------------------------------------------------------------
 Less: Fee Waivers and/or Expense Reimbursements          (1.57)%
--------------------------------------------------------------------------------
 NET EXPENSES                                             0.75% 2
--------------------------------------------------------------------------------


   EXPENSE EXAMPLE 3


           1 Year         3 Years       5 Years        10 Years
--------------------------------------------------------------------------------
            $77            $573         $1,097         $2,534


--------------------------------------------------------------------------------

A DETAILED LOOK
--------------------------------------------------------------------------------
AT THE QUANTITATIVE EQUITY FUND--INSTITUTIONAL CLASS

OBJECTIVE

The Fund seeks a total return greater than that of the S&P 500 Index. The Fund invests for long-term capital appreciation, not income; any dividend and interest income is secondary to the pursuit of its goal. There is no guarantee the Fund will realize its goal.

STRATEGY

The Fund is designed to provide investors with access to a quantitatively managed portfolio that seeks to provide superior investment returns relative to those that could be achieved from the general US equity market as measured by the S&P 500 Index.

The Fund invests in derivative instruments or common stocks of companies which comprise the S&P 500 Index in order to replicate as closely as possible, with respect to this portion of the Fund's assets, the total return of the S&P 500 Index.


To pursue its goal of exceeding the return of the S&P 500 Index, the Fund also invests in the stocks of acquisition targets in publicly announced transactions. The selection of investments is based on quantitative models that are proprietary to the investment advisor.


PRINCIPAL INVESTMENTS

The Fund invests in derivative instruments, such as futures contracts on the S&P 500 Index and options. The Fund also invests in shares of US companies that are targets of publicly announced acquisitions.

INVESTMENT PROCESS

S&P 500 Index Assets. A portion of the Fund's investments is designed to provide a return that matches the return of the S&P 500 Index. These investments include one or more of the following: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures; Standard & Poor's Depositary Receipts; and shares of S&P 500 Index mutual funds. We may also purchase certain stocks included in the S&P 500 Index. Through these investments, we maintain full or near full exposure to the broad equity market. Historically, the Fund has had a high portfolio turnover rate.

Generally, a derivative is a financial arrangement that derives its value from a traditional security (like a stock or bond), asset or index.

Merger Arbitrage Assets. Another portion of the Fund's investments is designed to provide additional total return. This portion invests in the common stocks of companies that are the targets of publicly announced acquisitions. The selection of these investments is based on a proprietary quantitative model that provides a disciplined approach to both the timing and quantity of shares purchased. In general, the selection of investments will also be limited by the following criteria:

o An announced acquisition that is selected based on specific, unambiguous events.

o    An acquisition price that is structured to include at least 50% cash.

o    An acquisition target with a minimum market capitalization of $500 million.

Merger arbitrage is a specialized investment approach designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. It seeks to capture the difference between the price of an acquisition target's shares after a bid is announced and the ultimate takeover payout amount.

Reserve Assets. The Fund will also invest a portion of its assets in money market instruments and money market funds as a reserve for changes in allocation among the Fund's equity investments and to cover its derivative positions.

--------------------------------------------------------------------------------
Futures contracts and options are used as a low-cost method for gaining exposure to a particular securities market without investing directly in those securities.
Portfolio Turnover. The portfolio turnover rate measures the frequency that the Fund sells and replaces the value of its securities in a given period. High turnover can increase the Fund's transaction costs, thereby lowering its returns or increasing your tax liability.

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class

PRIOR PERFORMANCE OF A SIMILAR PORTFOLIO


The information provided here presents the performance of the Pyramid Quantitative Merger Arbitrage Fund ('QMA'), an unregistered commingled fund managed by the investment advisor since December 31, 1989. Our decision to establish QMA was supported by the results of a back test of the investment strategy over the 1984-89 period. In managing the Fund, we employ substantially the same investment objectives, policies and strategies that we employ in managing QMA. However, in managing the Fund, we are subject to certain rules (e.g., limits on the percentage of assets invested in securities of issuers in a single industry and requirements on distributing income to shareholders) that do not apply to QMA. In addition, the continuous offering of the Fund's shares and the Fund's obligation to redeem its shares will likely cause the Fund to experience cash flows different from those of QMA. Moreover, the way of calculating the performance of QMA, which values its assets at the end of each month, differs from the method employed by mutual funds, which, among other things, value their assets on a daily basis. All of these factors may affect the performance of the Fund and cause it to differ from that of QMA. Certain of these factors may adversely affect the Fund's performance.


QMA is available only to institutional investors, including other commingled funds we manage. Management fees and expenses incurred in the operation of QMA are paid directly by its investors rather than by QMA. Accordingly, the performance results for QMA have been adjusted to reflect an overall expense ratio of 0.75%, which is the same as that expected to be borne by the Fund. Returns of the adjusted QMA are compared to the S&P 500 Index. Unlike QMA returns, those of the S&P 500 Index do not reflect fees and expenses. Both the returns of QMA and the S&P 500 Index reflect the reinvestment of dividends and distributions.


                                 QMA   S&P 500
                             Returns     Index
Year Ended December 31,(net of Fees)   Returns   Difference
--------------------------------------------------------------------------------
 1990                         5.97%     -3.10%       9.07%
--------------------------------------------------------------------------------
 1991                        29.45%     30.47%      -1.02%
--------------------------------------------------------------------------------
 1992                         7.59%      7.62%      -0.03%
--------------------------------------------------------------------------------
 1993                        11.03%     10.08%       0.95%
--------------------------------------------------------------------------------
 1994                         1.10%      1.32%      -0.22%
--------------------------------------------------------------------------------
 1995                        39.58%     37.58%       2.00%
--------------------------------------------------------------------------------
 1996                        24.79%     22.96%       1.83%
--------------------------------------------------------------------------------
 1997                        36.15%     33.36%       2.79%
--------------------------------------------------------------------------------
 1998                        35.90%     28.58%       7.32%
--------------------------------------------------------------------------------
 1999                        31.42%     21.04%      10.38%
--------------------------------------------------------------------------------
 2000                        -4.37%     -9.11%       4.74%
--------------------------------------------------------------------------------
 2001                       -12.05%    -11.87%      -0.18%
--------------------------------------------------------------------------------


   PERFORMANCE FOR PERIODS ENDED DECEMBER 31, 2001

                                        AVERAGE ANNUAL RETURNS
                                               Since Inception
                  1 Year  5 Years 10 Years (December 31, 1989)


 QMA Returns
 with Fees        -12.05%  15.38%  15.71%              15.94%
--------------------------------------------------------------------------------
 S&P 500 Index
 Returns          -11.87%  10.70%  12.94%              12.85%
--------------------------------------------------------------------------------
 Difference        -0.18%   4.68%   2.77%               3.09%
--------------------------------------------------------------------------------


The performance data represent the prior performance of QMA, not the prior performance of the Fund, and should not be considered an indication of future performance of the Fund.


In the 136 rolling 12-month periods from December 31, 1989 to March 31, 2002, QMA, net of a 0.75% expense ratio, had a positive total return in 120 of the 136 periods and outperformed the S&P 500 Index in 104 of the 136 periods (76% of the time).

The next table shows performance statistics of QMA, net of a 0.75% expense ratio, relative to the S&P 500 Index. The statistics are based on the 136 rolling 12-month periods from December 31, 1989 to March 31, 2002, and illustrates the frequency with which QMA outperformed the Index.


   Amount by which return                             Percent
   of QMA, after fees, exceeded          Number      of Total
   return of S&P 500 Index1          of Periods       Periods
--------------------------------------------------------------------------------
 100 basis points                        87              64%
--------------------------------------------------------------------------------
 50 basis points                         96              71%
--------------------------------------------------------------------------------
 25 basis points                         99              73%
--------------------------------------------------------------------------------
1One basis point equals 1/100th of 1 percent (0.01%).



RISKS

SET FORTH BELOW ARE SOME OF THE PROMINENT RISKS ASSOCIATED WITH INVESTING IN THE FUND, AS WELL AS INVESTING IN GENERAL. ALTHOUGH WE ATTEMPT TO ASSESS THE LIKELIHOOD THAT THESE RISKS MAY ACTUALLY OCCUR AND TO LIMIT THEM, WE MAKE NO GUARANTEE THAT WE WILL SUCCEED.

Primary Risks

Market Risk. Although individual stocks can outperform their markets, deteriorating market conditions might cause an overall weakness in the stock prices of an entire market. Because part of the Fund's strategy is to produce returns that closely track those of the S&P 500 Index, we expect the value of the Fund's shares to rise and fall with the broad equity market. Market risk is common to most investments--including stocks and bonds, and the mutual funds that invest in them.

--------------------------------------------------------------------------------

            A Detailed Look at the Quantitative Equity Fund--Institutional Class


Tracking Error Risk. There are several reasons that the Fund's S&P 500 Index Assets may not track the S&P 500 Index exactly:

o Unlike an index, the Fund incurs administrative expenses and transaction costs in trading stocks.

o The composition of the S&P 500 Index and the stocks or other securities held by the Fund may occasionally diverge.

o The timing and magnitude of cash inflows from investors buying shares could create large balances of uninvested cash. Conversely, the timing and magnitude of cash outflows to investors selling shares could require large ready reserves of uninvested cash. Either situation would likely cause the Fund's performance to deviate from the 'fully invested' S&P 500 Index.

Futures and Options Risk. The Fund invests in stock index futures or options, which are types of derivatives. The Fund invests in derivatives to keep cash on hand to invest in stocks of acquisition targets as well as to meet other obligations of the Fund.

Because the Fund invests in futures contracts and options on futures contracts for non-hedging purposes, the initial margin and premiums required to make those investments will not exceed 5% of the Fund's net asset value after taking into account unrealized profits and losses on the contracts. Futures contracts and options on futures contracts used for non-hedging purposes involve greater risks than stock investments.


Exposure Risk. Certain investment techniques increase the Fund's exposure to a security, index or its investment portfolio. Exposure is the Fund's maximum potential gain or loss from an investment. Certain investments designed to replicate the S&P 500 Index returns (such as options and futures) may have the effect of magnifying declines as well as increases in the Fund's net asset value.


Derivative Instruments Risk. The use of derivatives requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. Risks associated with derivatives include:

o the risk that the derivative is not well correlated with the security for which it is acting as a substitute;

o the risk that the derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; and

o the risk that the Fund cannot sell the derivative because of an illiquid secondary market.

Regulatory Risk. Positions in futures and options will be entered into only to the extent they constitute permissible positions for a fund not regulated as a commodity pool, according to applicable rules of the Commodity Futures Trading Commission. At times, the Fund may be constrained in its ability to close positions on futures, options on futures or other derivatives when it would be most advantageous to do so. These regulatory constraints may have an adverse effect on fund management or performance.

Merger Arbitrage Risk. The Fund's strategy relies on sufficient volume of activity within the mergers and acquisitions marketplace. The mergers and acquisitions marketplace can produce unforeseeable results. Merger and acquisition transactions may be renegotiated, terminated or delayed due to, for example, disagreements among the parties, lack of financing, failure to secure regulatory approvals, fluctuations in the market or third party action. In the event these transactions fail to close or close at a less than expected price per share, the Fund may realize losses or a lower return than anticipated. The length of time that the Fund's assets must be committed to any given transaction will affect the rate of return realized by the Fund.

Non-Diversification Risk. The Fund is a non-diversified investment company. The Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than diversified funds, providing a greater possibility that the performance of a single issuer could impact the overall value of the Fund.


Secondary Risk

Pricing Risk. When price quotations for securities are not readily available or may be unreliable, the Fund determines their value by the method that it believes most accurately reflects their current worth under procedures established by and under the general supervision of the Board of Trustees. This procedure involves the risk that the values determined are higher or lower than the prices the securities might actually command if the Fund sold them. If the Fund has valued securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If the Fund underestimates their price, you may not receive the full market value for your Fund shares when you sell.


MANAGEMENT OF THE FUND


Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc. ('DeAM, Inc.'), Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.


Board of Trustees. A Board of Trustees supervises all the Fund's activities on behalf of the Fund's shareholders.

--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class


Investment Advisor. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 280 Park Avenue, New York, NY 10017, acts as the investment advisor for the Fund. Prior to April 30, 2001, the investment advisor was Bankers Trust Company (now known as Deutsche Bank Trust Company Americas), an affiliate of DeAM, Inc. As investment advisor, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. The investment advisor received a fee of 0.50% of the Fund's average daily net assets for its services in the last fiscal year.

DeAM, Inc. provides a full range of international investment advisory services to institutional and retail clients, and as of December 31, 2001, managed approximately $96 billion in assets.


Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the master portfolio:

Eric Lobbin


o Managing Director of the investment advisor and portfolio manager for the master portfolio.

o    Joined the investment advisor in 1981 and the master portfolio in 2000.


o    Over 20 years of financial industry experience.

o Bachelor's degree in engineering from Princeton University and MBA from New York University.

o    Former President of the Society of Quantitative Analysts.

Manish Keshive


o Director of the investment advisor and portfolio manager for the master portfolio.

o    Joined the investment advisor in 1996 and the master portfolio in 1999.


o    Analyst and Trader for the master portfolio since inception.

o Bachelor's degree in Technology, Indian Institute of Technology in 1993, M.S., Massachusetts Institute of Technology in 1995.


Other Services. Investment Company Capital Corp. ('ICCC'), an indirect wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. Prior to July 1, 2001, Bankers Trust Company (now known as Deutsche Bank Trust Company Americas) served as the Fund's Administrator. ICCC provides the same services that Bankers Trust Company provided to the Fund and is entitled to receive the same rate of compensation. ICCC or your service agent performs the functions necessary to establish and maintain your account. In addition to setting up the account and processing your purchase and sale orders, these functions include:


o    keeping accurate, up-to-date records for your individual Fund account;

o    implementing any changes you wish to make in your account information;

o processing your requests for cash dividends and distributions from the Fund;

o answering your questions on the Fund's investment performance or administration;

o    sending proxy reports and updated prospectus information to you; and

o    collecting your executed proxies.


Service agents include brokers, financial advisors or any other bank, dealer or other institution that has a sub-shareholder servicing agreement with ICCC. Service agents may charge additional fees to investors only for those services not otherwise included in their subdistribution or servicing agreement, such as cash management or special trust or retirement investment reporting.

Organizational Structure. The Fund is a 'feeder fund' that invests all of its assets in a 'master portfolio,' the Quantitative Equity Portfolio. The Fund and its master portfolio have the same objective. The master portfolio is advised by DeAM, Inc.

The master portfolio may accept investments from other feeder funds. A feeder bears the master portfolio's expenses in proportion to its assets. Each feeder can set its own transaction minimums, fund-specific expenses and other conditions. This arrangement allows the Fund's Trustees to withdraw the Fund's assets from the master portfolio if they believe doing so is in the shareholder's best interests. If the Trustees withdraw the Fund's assets, they would then consider whether the Fund should hire its own investment advisor, invest in a different master portfolio or take other action.

--------------------------------------------------------------------------------

            A Detailed Look at the Quantitative Equity Fund--Institutional Class


CALCULATING THE FUND'S SHARE PRICE


The Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. The Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find the Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

The Fund calculates a net asset value per share for each of its classes. The formula for calculating the Fund's net asset values by class calls for deducting all of the liabilities of each class from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares of that class. The Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, the Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.


PERFORMANCE INFORMATION

The Fund's performance information can be used in advertisements that appear in various publications. It may be compared to the performance of various indexes and investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.

DIVIDENDS AND DISTRIBUTIONS


If the Fund earns net investment income or recognizes net long-term or short-term capital gains, its policy is to distribute to shareholders substantially all of that income and capital gain at least annually.

The Fund may also pay dividends and capital gains distributions at other times if necessary in order to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes capital gain distributions, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. The Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have selected.


TAX CONSIDERATIONS


The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, non-taxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

If you are a taxable shareholder, you and other taxable shareholders pay federal, state and local taxes on the income dividends or capital gain distributed by the Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gain distributions paid out by the Fund. Every year the Fund will send you information on the tax status of dividends and distributions paid the previous year. You may owe taxes whether you receive cash or choose to have dividends and distributions reinvested.

Dividends and distributions usually have the following tax status:



   TRANSACTION                              TAX STATUS
--------------------------------------------------------------------------------
 Income dividends                           Ordinary income
--------------------------------------------------------------------------------
 Short-term capital gain distributions*     Ordinary income
--------------------------------------------------------------------------------
 Long-term capital gain distributions*      Long-term capital gains
--------------------------------------------------------------------------------


*Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

In addition, the sale of Fund shares (which includes a redemption or exchange) is generally a taxable transaction for you:


   TRANSACTION                     TAX STATUS
--------------------------------------------------------------------------------
 Your sale of shares owned for   Generally, long-term
 more than one year              capital gains or losses
--------------------------------------------------------------------------------
 Your sale of shares owned       Generally, short-term capital
 for one year or less            gain or losses; losses subject to special rules
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Typically the New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early the Fund will calculate its net asset value at the time of closing.


--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class


By law, the Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.


BUYING AND SELLING
INSTITUTIONAL CLASS SHARES

Eligibility Requirements


You may buy Institutional Class shares if you are any of the following:

o An eligible institution (eg, a financial institution, corporation, trust, estate or educational, religious or charitable institution).

o    An employee benefit plan with assets of at least $50 million.

o A registered investment advisor or financial planner purchasing shares on behalf of clients and charging an asset-based or hourly fee.

o    A client of the private banking division of Deutsche Bank AG.

o A Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, their spouses and minor children.

You may buy Institutional Class shares through any financial institution that is authorized to act as a securities dealer or service agent. You may also buy Institutional Class shares by sending your check (along with a completed application) directly to the Service Center.

Investment Minimums

Your initial investment must be at least $250,000. There are no investment minimums for subsequent investments.

The minimum initial investment is waived on:

o Investment advisory affiliates of Deutsche Bank Securities, Inc. or the Deutsche Asset Management family of funds purchasing shares for the accounts of their investment advisory clients.

o    Employee benefit plans with assets of at least $50 million.

o    Clients of the private banking division of Deutsche Bank AG.

o A Director or Trustee of any mutual fund advised or administered by Deutsche Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below $50,000, for any reason other than a change in market value, the Fund reserves the right to redeem your shares, after giving you 60 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their sole discretion.

You may buy Institutional Class shares through any financial institution that is authorized to act as a service agent. You may also buy Institutional Class shares by sending your check (along with a completed application) directly to the Deutsche Asset Management Service Center.

How to Buy and Sell Shares through Your
Service Agent

Buying. You may buy Institutional Class shares through your service agent. Contact them for details on how to enter and pay for your order. The Fund's investment advisor may provide compensation to securities dealers and service agents for distribution, administrative and promotional services.

Selling. You may redeem Institutional Class shares through your securities dealer or service agent. Contact them for details on how to enter your order and for information as to how you will be paid. You will be paid for redeemed shares by wire transfer of funds to your securities dealer, service agent or bank upon receipt of a duly authorized redemption request as promptly as feasible and, under most circumstances, within three business days.

How to Buy and Sell Shares through the Deutsche Asset Management Service Center

BY MAIL

Buying. Send your check in US dollars, payable to 'Quantitative Equity Fund--Institutional Class--1723' to the Service Center. The addresses are shown under 'How to Contact the Deutsche Asset Management Service Center.' Be sure to include the fund number and your account number (see your account statement) on your check. If you are investing in more than one fund, make your check payable to 'Deutsche Asset Management Funds,' include your account number, the names and numbers of the funds you have selected, and the dollar amount or percentage you would like invested in each fund.


--------------------------------------------------------------------------------

            A Detailed Look at the Quantitative Equity Fund--Institutional Class



Selling. Send a signed letter to the Service Center with your name, your fund number and account number, the fund's name, and either the number of shares you wish to sell or the dollar amount you wish to receive. Your signature must be signature guaranteed if the amount is more than $100,000 or if the redemption proceeds will be sent to an address other than the one on record. You must leave at least $50,000 worth of shares in your account to keep it open. Unless exchanging into another Deutsche Asset Management mutual fund, you must submit a written authorization to sell shares in a retirement account.

BY WIRE

Buying. You may only buy shares by wire if your account is authorized to do so. Please note that you or your service agent must call the Service Center at 1-800-730-1313 to notify us in advance of a wire transfer purchase. Inform the Service Center representative of the amount of your purchase and receive a trade confirmation number. Instruct your bank to send payment by wire using the wire instructions noted below. All wires must be received by 4:00 pm (Eastern time) the next business day.

Bank Name:                    Bankers Trust
Routing No.:                  021001033
Attn:                         Deutsche Asset Management/
                              Mutual Funds
DDA No.:                      00-226-296
FBO:                          (Account name)
                              (Account number)
Credit:                       Quantitative Equity Fund
                              Institutional Class--1723

Refer to your account statement for the account name and number. Wire transfers normally take two or more hours to complete and the sending bank may charge a fee. Wire transfers may be restricted on holidays and at certain other times. If your wire is not received by 4:00 pm (Eastern time) on the next business day after the Fund receives your request to purchase shares, your transaction will be canceled at your expense and risk.

Selling. You may sell shares by wire only if your account is authorized to do so. To sell shares by wire, contact your service agent or the Service Center at 1-800-730-1313. Inform the Service Center representative of the amount of your redemption and receive a trade confirmation number. The minimum redemption by wire is $1,000. For your protection, you may not change the destination bank account over the phone. The Service Center must receive your order by 4:00 pm (Eastern time) to wire your account the next business day.

Telephone Transactions. If your shares are in an account with the Deutsche Asset Management Service Center, you may, (1) redeem by check in any amount up to $100,000, or by wire in any amount, or (2) exchange the shares for Institutional Class shares of another Deutsche Asset Management fund by calling the Service Center on any business day between the hours of 8:30 am and 7:00 pm (Eastern time). You are automatically entitled to telephone transaction privileges but you may specifically request that no telephone redemptions or exchanges be accepted for your account. You may make this election when you complete the application or at any time thereafter by completing and returning documentation supplied by the Service Center.

The Fund and the Service Center will employ reasonable procedures to confirm that telephoned instructions are genuine. These procedures may include requiring you to provide certain personal identification information when you open your account and before you execute each telephone transaction your telephone transaction request will be recorded. You may be required to provide additional written instructions. If these procedures are employed, neither the Fund nor the Service Center will bear any liability for following telephone instructions that either reasonably believes to be genuine. Your telephone transaction request will be recorded.

How to Contact the Deutsche Asset Management Service Center

By Phone:                     1-800-730-1313

By Mail:                      Deutsche Asset Management
                              Service Center
                              PO Box 219210
                              Kansas City, MO 64121-9210

By Overnight Mail:            Deutsche Asset Management
                              Service Center
                              210 West 10th Street, 8th floor
                              Kansas City, MO 64105-1716

OUR REPRESENTATIVES ARE AVAILABLE TO ASSIST YOU PERSONALLY MONDAY THROUGH FRIDAY, 8:30 AM TO 7:00 PM, (EASTERN TIME) EACH DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR BUSINESS. YOU CAN REACH THE DEUTSCHE ASSET MANAGEMENT SERVICE CENTER'S AUTOMATED ASSISTANCE LINE 24 HOURS A DAY, 7 DAYS A WEEK.


--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class


How to Open Your Fund Account with the Deutsche Asset Management Service Center

By Mail: Complete and sign an account application. You may obtain an application by calling the Service Center. Mail the completed application along with a check payable to 'Quantitative Equity Fund--Institutional Class--1723 to the Service Center. The addresses are shown under 'How to Contact the Deutsche Asset Management Service Center.'

By Wire:                      Call the Service Center to set up a wire account.

Please note that your account cannot become activated until the Service Center receives a completed application.

Exchange Privilege. You may exchange all or part of your Institutional Class shares for Institutional Class shares of another Deutsche Asset Management mutual fund up to four times per calendar year. The Fund may modify or terminate this exchange privilege upon 60 days' notice. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may request a prospectus through your service agent or through the Service Center. Contact them for details on how to enter your order. If your shares are in an account with the Deutsche Asset Management Service Center, you may also request an exchange directly through the Service Center by mail or by telephone. You may order exchanges over the phone only if your account is authorized to do so. You will receive a written confirmation of each transaction from the Service Center or your service agent. (For more information on buying and selling shares, please see the section entitled 'Important Information about Buying and Selling Institutional Class Shares'.)


PLEASE NOTE THE FOLLOWING CONDITIONS:


o The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

o You may make the exchange by phone for amounts up to $100,000, only if your account has the exchange by phone feature, or by letter.

o If you are your shares are in a taxable account, you may have to pay taxes on the exchange.

o Your exchange must meet the minimum investment amount for the class of shares being purchased.

Important Information about Buying and Selling Institutional Class Shares.

o You may buy and sell shares of the Fund through authorized service agents as well as directly from the Service Center. The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order to the Service Center in a timely manner. You should contact your service agent if you have a dispute as to when your order was actually received by the Service Center.

o The Fund accepts payment for shares only in US dollars by check, bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that the Fund cannot accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

o The payment of redemption proceeds and the processing of exchanges for shares of the Fund recently purchased by check may be delayed for up to 15 calendar days from the date of purchase while the Fund waits for your check to clear.

o Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

o Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid to you in cash whether or not that is the payment option you have selected.

o The Fund remits proceeds from the sale of shares in US dollars. Under certain circumstances, the Fund reserves the right to redeem shares 'in-kind', which means that the Fund may give you portfolio securities equal to the value of your investment rather than cash.

o    The Fund does not issue share certificates.

o You may have difficulty contacting the Service Center by telephone during times of extreme economic or market volatility or disruption in telephone service. If you are unable to reach the Service Center by telephone, you should make your request by mail.


--------------------------------------------------------------------------------

            A Detailed Look at the Quantitative Equity Fund--Institutional Class



o The Fund reserves the right to reject purchases of Fund shares (including purchases that are part of an exchange) for any reason. The Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists that prohibits the Fund from disposing of its portfolio securities or pricing its shares.

o Your purchase order may not be accepted if the Fund determines that your purchase would be detrimental to the interests of its shareholders. The Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination the Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, the Fund may consider, among other factors, your trading history in this or any affiliated funds, the funds involved, the amount of your investment, your background and the background of any other investors or service agents involved.

o The Fund will not accept purchase and sale orders or exchange requests on any day the New York Stock Exchange is closed. On New York Stock Exchange holidays or on days when the Exchange closes early, the Service Center will adjust its hours accordingly.

o If you use a written request to exchange or sell your shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.

o Account Statements and Fund Reports: The Service Center or your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you semi-annual and annual reports on the Fund's overall performance, its current holdings and its investing strategies.


--------------------------------------------------------------------------------

A Detailed Look at the Quantitative Equity Fund--Institutional Class

The table below provides a picture of the Fund's Institutional Class1 financial performance since inception. Certain information selected reflects financial results for a single Fund share. The total returns in the table represent the rate of return that an investor would have earned on an investment in the Fund, assuming reinvestment of all distributions. This information has been audited by Ernst & Young LLP whose report, along with the Fund's financial statements, is included in the Fund's annual report. The annual report is available free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313.

   FINANCIAL HIGHLIGHTS
                                                                                              For the Years Ended December 31,
                                                                                    2001                                 2000
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE:

 NET ASSET VALUE, BEGINNING OF YEAR                                                 $11.02                               $12.12
-------------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS

 Net investment income                                                               0.172                                0.342
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized loss on
   investments and futures contracts                                                 (1.50)                               (0.88)
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL FROM INVESTMENT OPERATIONS                                                    (1.33)                               (0.54)
-------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS

 Net investment income                                                               (0.11)                               (0.07)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized gains                                                                  --                                   (0.49)
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                                                                 (0.11)                               (0.56)
-------------------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, END OF YEAR                                                       $ 9.58                               $11.02
-------------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT RETURN                                                            (11.99)%                              (4.50)%
-------------------------------------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA AND RATIOS:


 Net assets, end of year (000s omitted)                                             $2,557                                 $610
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:

 Net investment income                                                                1.72%                                2.83%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses after waivers and/or reimbursements,
   including expenses of the
   Quantitative Equity Portfolio                                                      0.75%                                0.75%
-------------------------------------------------------------------------------------------------------------------------------
 Expenses before waivers and/or reimbursements,
   including expenses of the
   Quantitative Equity Portfolio                                                      2.32%                                3.98%
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate 3                                                             253%                                 451%
-------------------------------------------------------------------------------------------------------------------------------



1 The Institutional Class began operations on December 31, 1999.
2 Net investment income per share was calculated using the average shares method.
3 The portfolio turnover rate is for the master portfolio into which the Fund invests all of its assets.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Additional information about the Fund's investments and performance is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about the Fund in the current Statement of Additional Information, dated April 30, 2002, which has been filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to:

                     Deutsche Asset Management Service Center
                     P.O. Box 219210
                     Kansas City, MO64121-9210
or call toll-free:   1-800-730-1313

You can find reports and other information about the Fund on the EDGAR Database on the SEC website (http://www.sec.gov), or you can get copies of this information, after payment of a duplicating fee, by electronic request to PUBLICINFO@SEC.GOV or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202-942-8090.


Quantitative Equity Fund--Institutional Class
BT Investment Funds

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME04101

CUSIP #055922645
1723PRO(04/02)
811-4760

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002
BT INVESTMENT FUNDS

CASH MANAGEMENT INVESTMENT FUND

BT INSTITUTIONAL FUNDS

CASH MANAGEMENT INSTITUTIONAL FUND
TREASURY MONEY INSTITUTIONAL FUND


BT Investment Funds and BT Institutional Funds (each, a "Trust" and, collectively, the "Trusts") are open-end management investment companies that offer investors a selection of investment portfolios, each having distinct investment objectives and policies. The Cash Management Investment, Cash Management Institutional and Treasury Money Institutional (each a "Fund" and, collectively, the "Funds") are described herein.

The Trusts seek to achieve the investment objectives of the Cash Management Investment Fund, the Cash Management Institutional Fund and the Treasury Money Institutional Fund by investing all the investable assets of the Funds in a diversified open-end management investment company having the same investment objective as such Fund. These investment companies are, respectively, Cash Management Portfolio and Treasury Money Portfolio (collectively, the "Portfolios").

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolios' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trusts' Prospectuses for the Funds, dated April 30, 2002, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trusts' Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for each Fund and each Portfolio dated December 31, 2001. A copy of each Fund's and the corresponding Portfolio's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                         Administrator of the Portfolios

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                          PAGE

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS............................1
   Investment Objectives....................................................1
   Investment Policies......................................................1
   Additional Risk Factors.................................................10
   Investment Restrictions.................................................11
   Portfolio Turnover......................................................15
   Portfolio Transactions..................................................15
NET ASSET VALUE............................................................16
PURCHASE AND REDEMPTION INFORMATION........................................18
   Purchase of Shares......................................................18
   Redemption of Shares....................................................19
MANAGEMENT OF THE TRUSTs AND PORTFOLIOS....................................20
   Trustees of the Trusts and Portfolios...................................21
   Trustee Ownership in the Funds..........................................25
   Trustee Compensation Table..............................................28
   Code of Ethics..........................................................30
   Investment Advisor......................................................30
   Administrator...........................................................32
   Distributor.............................................................34
   Service Agent...........................................................34
   Expenses................................................................35
   Counsel and Independent Accountants.....................................36
ORGANIZATION OF THE TRUSTS.................................................36
DIVIDENDS AND TAXES........................................................38
   Dividends...............................................................38
   Taxation of the Funds and Their Investments.............................38
   Taxation of Shareholders................................................39
PERFORMANCE INFORMATION....................................................40
FINANCIAL STATEMENTS.......................................................43
APPENDIX...................................................................44

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Cash Management Investment seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Cash Management Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of high quality money market instruments.

Treasury Money Institutional seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a Portfolio of direct obligations of the U.S. Treasury and repurchase agreements in respect of those obligations.

                               INVESTMENT POLICIES

Each Fund seeks to achieve its investment objective(s) by investing all of its assets in the corresponding Portfolio, which has the same investment objective as the Fund. Each Trust may withdraw a Fund's investment from the corresponding Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.

Since the investment characteristics of each Fund will correspond directly to those of the respective Portfolio in which the Fund invests all of its assets, the following is a discussion of the various investments of and techniques employed by the Portfolios.

QUALITY AND MATURITY OF THE FUND'S SECURITIES. Each Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Portfolio, will also determine that all securities purchased by the Portfolios present minimal credit risks. The Advisor will cause each Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS. Each Portfolio may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Portfolios may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Portfolios' investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Portfolios may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, the Portfolios will invest a significant portion of their assets in the bank and other financial institution obligations. The Portfolios' concentration of its investments in the obligations of banks and other financial institutions will cause the Portfolios to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

COMMERCIAL PAPER. The Portfolios may invest in commercial paper. The Portfolios may invest in fixed rate or variable rate commercial paper, issued by U.S. or foreign entities. Commercial paper consists of short-term (usually up to one year) unsecured promissory notes issued by U.S. or foreign corporations in order to finance their current operations.

Commercial paper when purchased by the Portfolios must be rated in the highest short-term rating category by any two NRSROs (or one NRSRO if that NRSRO is the only such NRSRO which rates such security) or, if not so rated, must be believed by the Advisor to be of comparable quality. Investing in foreign commercial paper generally involves risks similar to those described above relating to obligations of foreign banks or foreign branches and subsidiaries of U.S. and foreign banks. Any commercial paper issued by a foreign entity corporation and purchased by the Portfolios must be U.S. dollar-denominated and must not be subject to foreign withholding tax at the time of purchase.

The Portfolios may also invest in variable rate master demand notes. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings, see the Appendix to this SAI.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable rate master demand notes are direct lending arrangements between a Portfolio and the issuer, they are not ordinarily traded. Although no active secondary market may exist for these notes, a Portfolio will purchase only those notes under which it may demand and receive payment of principal and accrued interest daily or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Advisor, acting under the supervision of the Board of Trustees of a Portfolio, that the same criteria as set forth above for issuers of commercial paper are met. In the event an issuer of a variable rate master demand note defaulted on its payment obligation, a Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. The face maturities of variable rate notes subject to a demand feature may exceed 397 days in certain circumstances. (See "Quality and Maturity of the Fund's Securities" herein.)

U.S. GOVERNMENT OBLIGATIONS. The Portfolios may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Portfolios may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Portfolios will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Portfolios.

The Portfolios may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

OTHER DEBT OBLIGATIONS. The Portfolios may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Portfolios' minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

CREDIT ENHANCEMENT. Certain of a Portfolio's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Portfolio and affect the Portfolio's share price. Subject to the diversification limits contained in Rule 2a-7, each Portfolio may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

LENDING OF PORTFOLIO SECURITIES. The Portfolios have the authority to lend, up to 30% of the value of their portfolio securities to brokers, dealers and other financial organizations. By lending its securities, a Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and U.S. Government Obligations are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100% collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Cash collateral may be invested in a money market fund managed by the Advisor (or its affiliates) and the Advisor may serve as a Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

REPURCHASE AGREEMENTS. The Portfolios may engage in repurchase agreement transactions with members of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolios would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolios to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolios' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolios' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolios bear a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolios may be delayed in, or prevented from, exercising their rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolios could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. The Portfolios may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). Each Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be identified on any day in which the assets fall below the repurchase price (plus accrued interest). Each Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by each Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce each Portfolio's obligation to repurchase the securities, and each Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by each Portfolio.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Portfolio until settlement takes place.

At the time each Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that each Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, each Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If each Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When each Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in each Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

ASSET-BACKED SECURITIES. The Cash Management Portfolio may invest in securities generally referred to as asset-backed securities. Asset-backed securities are secured by and payable from, or directly or indirectly represent undivided fractional interests in, pools of consumer loans, trade receivables or other types of loans held in a trust. Asset-backed securities may provide periodic payments that consist of interest and/or principal payments. Consequently, the life of an asset-backed security varies with the prepayment and loss experience of the underlying assets. Payments of principal and interest are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed security's par value until exhausted. If the credit enhancement is exhausted, certificate-holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of the securities also may change because of changes in the market's perception of creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed securities are ultimately dependent upon payment of loans and receivables by individuals, businesses and other borrowers, and the certificate-holder generally has no recourse against the entity that originated the loans.

The underlying assets of asset backed securities include assets such as (but not limited to) first lien mortgages, motor vehicle installment sale contracts, other installment sale contracts, home equity loans, leases of various types of real and personal property, receivables from revolving credit (credit card) agreements and trade receivables. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest on asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

Asset-backed securities present certain risks. Primarily, these securities do not have the benefit of a security interest in the related collateral. Credit card receivables are generally unsecured, and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to avoid payment of certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

The asset-backed securities in which each Portfolio may invest are limited to those which satisfy the requirements of Rule 2a-7.

The yield characteristics of the asset-backed securities in which each Portfolio may invest differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time. As a result, if the Portfolio purchases these securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. Conversely, if the Portfolio purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, the yield on these securities. Amounts available for reinvestment by the Portfolio are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

VARIABLE RATE SECURITIES. Each Portfolio may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Portfolio could suffer a loss if the issuer defaults or during periods in which each Portfolio is not entitled to exercise its demand rights. See "Illiquid Securities."

MISCELLANEOUS, TEMPORARY AND ANTICIPATORY INSTRUMENTS. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

CONSTRUCTION LOAN NOTES. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. Each Portfolio will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

MUNICIPAL BONDS. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. Each Portfolio may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

PRIVATE ACTIVITY BONDS. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities[, municipal securities] and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Portfolios' investments may be subject to the following risk factors:

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Portfolio, a separate registered investment company with the same investment objective as the corresponding Fund. Therefore, an investor's interest in the corresponding Portfolio's securities is indirect. In addition to selling a beneficial interest to the corresponding Fund, each Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in a Portfolio on the same terms and conditions and will pay a proportionate share of a Portfolio's expenses. However, the other investors investing in a Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in a Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in each Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in each Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in a Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from a Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, a Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in a Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to a Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in a Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from a Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the corresponding Portfolio.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of each Portfolio is also not a fundamental policy. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the corresponding Portfolio.

RATING SERVICES. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require a Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The following investment restrictions have been adopted by the Trust with respect to each of the Funds and by the Portfolios as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, to which it relates, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change in the investment restrictions of a Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

ALL FUNDS AND PORTFOLIOS

Under investment policies adopted by the Trust, on behalf of each Fund, and by the Portfolios, each Fund and each Portfolio may not:

         1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

         2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) under normal market conditions more than 25% of the total assets of the Cash Management Investment (or Cash Management Portfolio) will be invested in obligations of U.S. and foreign banks and other financial institutions, and provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities. To the extent these securities are illiquid, they will be subject to the Fund's or the Portfolio's 10% limitation on investments in illiquid securities; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

         8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and, with respect to the Cash Management Investment, the Treasury Money Investment (or Cash Management Portfolio and Treasury Money Portfolio), the lending of portfolio securities.

         9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

         13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

         14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.



ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies each Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

         (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)      invest for the purpose of exercising control or management;

        (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund, or any other registered investment company investing in the Portfolio, is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               PORTFOLIO TURNOVER

Each of the Portfolios may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolios, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolios' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by the Advisor and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Purchases and sales of securities on behalf of the Portfolios usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolios except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio involved, the other Portfolios and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the corresponding Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.

The Portfolios' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               PURCHASE OF SHARES

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company Americas, as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the corresponding Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Purchase orders for shares of each Fund will receive, on any Valuation Day, the NAV next determined following receipt by the Service Agent and transmission to Investment Company Capital Corp. ("ICCC"), as Transfer Agent (the "Transfer Agent") of such order. If the purchase order for shares of the Treasury Money Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 2:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by Deutsche Bank Trust Company Americas, as BT Institutional Funds' custodian (the "Custodian"), the shareholder will receive the dividend declared on that day. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 2:00 p.m. (Eastern time), the shareholder will receive the dividend declared on the following day even if the Custodian receives federal funds on that day. If the purchase order for shares of the Cash Management Institutional is received by the Service Agent and transmitted to the Transfer Agent prior to 4:00 p.m. (Eastern time), and if payment in the form of federal funds is received on that day by the Custodian, the shareholder will receive the dividend declared on that day. BT Institutional Funds and the Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

o Mail an account application with a check,

o Wire money into your account,

o Open an account by exchanging from another Deutsche Asset Management fund, or

o Contact your Service Agent or Investment Professional.

                              REDEMPTION OF SHARES

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address), o The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or portfolio.

                     MANAGEMENT OF THE TRUSTS AND PORTFOLIOS

The Trusts and the Portfolios are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by Investment Company Capital Corp., the administrator of the Trusts and the Portfolios, neither the Trusts nor the Portfolios require employees other than their executive officers. None of the executive officers of the Trusts or the Portfolios devotes full time to the affairs of the Trusts or the Portfolios.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Portfolio.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds or Portfolios they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds/Portfolios and review the Funds' performance.

The Trustees and officers of the Trusts and Portfolios their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                      TRUSTEES OF THE TRUSTS AND PORTFOLIOS

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION    BUSINESS EXPERIENCE AND DIRECTORSHIPS                         IN THE FUND
   WITH EACH TRUST AND THE              DURING THE PAST 5 YEARS                           COMPLEX OVERSEEN BY
          PORTFOLIO                                                                            TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------
Charles P. Biggar              Retired (since 1987); formerly Vice President,                      27
10/13/30                       International Business Machines ('IBM') (1975-1978) and
Trustee BT Investment Funds    President, National Services and the Field Engineering
since 1999; BT Institutional   Divisions of IBM (1976-1987).
Funds, Treasury Money
Portfolio and Cash Management
Portfolios since 1990.
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September                27
3/28/30                        1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds    (since May 1998); Retired (since 1986); formerly
since 1986; BT Institutional   Partner, KPMG Peat Marwick (June 1956-June 1986);
Funds since 1999; Treasury     Director, Vintners International Company Inc. (June
Money Portfolio and Cash       1989-May 1992); Director, Coutts (USA) International
Management Portfolio since     (January 1992-March 2000); Director, Coutts Trust
1990.                          Holdings Ltd., Director, Coutts Group (March 1991-March
                               1999); General Partner, Pemco (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of             27
7/15/37                        Business, New York University (since 1964); Trustee,
Trustee BT Investment Funds,   CREF (since 2000); Director, S.G. Cowen Mutual Funds
BT Institutional Funds,        (since 1985); Director, Japan Equity Fund, Inc. (since
Treasury Money Portfolio and   1992); Director, Thai Capital Fund, Inc. (since 2000);
Cash Management Portfolio      Director, Singapore Fund, Inc. (since 2000).
since 1999.
------------------------------------------------------------------------------------------------------------------
Richard J. Herring             Jacob Safra Professor of International Banking and                  27
2/18/46                        Professor, Finance Department, The Wharton School,
Trustee BT Investment Funds,   University of Pennsylvania (since 1972); Director,
Treasury Money Portfolio and   Lauder Institute of International Management Studies
Cash Management Portfolio      (since 2000); Co-Director, Wharton Financial
since 1999; and BT             Institutions Center (since 2000).
Institutional Funds since
1990.
------------------------------------------------------------------------------------------------------------------
Bruce E. Langton               Formerly Assistant Treasurer of IBM Corporation (until              27
5/10/31                        1986); Trustee and Member, Investment Operations
Trustee BT Investment Funds,   Committee, Allmerica Financial Mutual Funds (1992 to
Treasury Money Portfolio and   2001); Member, Investment Committee, Unilever US
Cash Management Portfolio      Pension and Thrift Plans (1989 to 2001)2; Retired
since 1999; and BT             (since 1987); Director, TWA Pilots Directed Account
Institutional Funds since      Plan and 401(k) Plan (1988 to 2000).
1990.
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and                 27
10/11/35                       Financial Consulting) (since 1998); former Director,
Trustee BT Investment Funds    Financial Industry Consulting, Wolf & Company
since 1986; BT Institutional   (1987-1988); President, John Hancock Home Mortgage
Funds since 1999; and          Corporation (1984-1986); Senior Vice President of
Treasury Money Portfolio and   Treasury and Financial Services, John Hancock Mutual
Cash Management Portfolio      Life Insurance Company, Inc. (1982-1986).
since 1990.
------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten           Retired (since 1987); Corporate Vice President, Newmont             27
2/18/28                        Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment Funds,   Life Insurance Corporation of New York (since 1987).
BT Institutional Funds,
Treasury Money Portfolio
and Cash Management Portfolio
since 1999.
------------------------------------------------------------------------------------------------------------------

                      TRUSTEES OF THE TRUSTS AND PORTFOLIOS

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION    BUSINESS EXPERIENCE AND DIRECTORSHIPS                         IN THE FUND
   WITH EACH TRUST AND THE              DURING THE PAST 5 YEARS                           COMPLEX OVERSEEN BY
          PORTFOLIO                                                                            TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------
Richard T. Hale 3              Managing Director, Deutsche Banc Alex. Brown Inc.                   27
7/17/45                        (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Investment Funds,   Management Americas (1999 to present); Director and
BT Institutional Funds,        President, Investment Company Capital Corp. (registered
Treasury Money Portfolio and   investment advisor) (1996 to present).
Cash Management Portfolio      Director/Trustee and President, Deutsche Asset
since 1999.                    Management Mutual Funds (1989 to present); Director,
                               Deutsche Global Funds, Ltd. (2000 to present);
                               Director, CABEI Fund (2000 to present); Director, North
                               American Income Fund (2000 to present); Vice President,
                               Deutsche Asset Management, Inc. (2000 to present).
                               Chartered Financial Analyst.  Formerly, Director, ISI
                               Family of Funds.
------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------
Richard T. Hale                See information provided under Interested Trustees.
President
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Director, Deutsche Asset Management (1999 to present).
3/27/54                        Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/                (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                      General Counsel, United States Securities and Exchange
                               Commission, 1993-1998.
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo               Director, Deutsche Asset Management (April 2000 to
8/5/57                         present); Certified Public Accountant; Certified
Treasurer                      Management Accountant.  Formerly, Vice President and
                               Department Head, BT Alex. Brown Incorporated (Deutsche
                               Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                               Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                               1993-1998.
------------------------------------------------------------------------------------------------------------------
Amy Olmert                     Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                        Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary            Public Accountant (1989 to present).  Formerly, Vice
                               President, BT Alex. Brown Incorporated, (Deutsche Banc
                               Alex. Brown Inc.), (1997-1999); Senior Manager
                               (1992-1997), Coopers & Lybrand L.L.P.
                               (PricewaterhouseCoopers LLP), (1988-1992).
------------------------------------------------------------------------------------------------------------------

1. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the "Fund Complex") is 71.
2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3. Mr. Hale is a trustees who is an  'Interested  Person'  within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

TRUSTEE OWNERSHIP IN THE FUNDS
------------------------------------- ----------------------------------- -----------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF
                                                                          OWNERSHIP AS OF DECEMBER 31, 2001
                                      DOLLAR RANGE OF BENEFICIAL          IN ALL FUNDS OVERSEEN BY DIRECTOR
TRUSTEE                               OWNERSHIP IN THE FUNDS 1                 IN THE FUND COMPLEX 2

------------------------------------- ----------------------------------- -----------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------- -----------------------------------
Charles P. Biggar                     None                                None
------------------------------------- ----------------------------------- -----------------------------------
S. Leland Dill                        None                                $50,001-$100,000
------------------------------------- ----------------------------------- -----------------------------------
Martin J. Gruber                      None                                None
------------------------------------- ----------------------------------- -----------------------------------
Richard J. Herring                    None                                $50,001-$100,000
------------------------------------- ----------------------------------- -----------------------------------
Bruce E. Langton                      None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------
Philip Saunders, Jr.                  None                                $10,001-$50,000
------------------------------------- ----------------------------------- -----------------------------------
Harry Van Benschoten                  None                                None
------------------------------------- ----------------------------------- -----------------------------------
INTERESTED TRUSTEE
------------------------------------- ----------------------------------- -----------------------------------
Richard T. Hale                       None                                Over $100,000
------------------------------------- ----------------------------------- -----------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

2. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

As of April 9, 2002, the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Trustee                         Trustee                Company         Class       Basis

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Charles P. Biggar               N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
S. Leland Dill                  N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Martin J. Gruber                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Richard J. Herring              N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Bruce E. Langton                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Philip Saunders, Jr.            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Harry Van Benschoten            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------

                           TRUSTEE COMPENSATION TABLE

------------------------------- -------------------- ------------------------ -------------------- --------------------------
TRUSTEE                         Aggregate            Aggregate Compensation
                                Compensation         from BT                  Aggregate            Total
                                from BT Investment   Institutional            Compensation         Compensation from
                                Funds*               Funds+                   From Portfolios**    Fund Complex***
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Charles P. Biggar               $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
S. Leland Dill                  $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Martin Gruber                   $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Richard J. Herring              $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Bruce E. Langton                $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Philip Saunders, Jr.            $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------
------------------------------- -------------------- ------------------------ -------------------- --------------------------
Harry Van Benschoten            $17,812              $11,399                  $2,850               $62,000
------------------------------- -------------------- ------------------------ -------------------- --------------------------

* The information provided is for the BT Investment Funds, which is comprised of 13 funds, for the year ended December 31, 2001.
+ The information provided is for the BT Institutional Funds which is comprised of 8 funds, for the year ended December 31, 2001.
** The information provided is for Cash Management Portfolio and Treasury Money Portfolio for the Portfolios' most recent fiscal year ended December 31, 2001. *** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

The Advisor and the Administrator reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Advisor" and "Administrator" below.

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Cash Management Investment: Private Bank Sweep Custody Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (46.81%). Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (38.16%).

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of the Cash Management Institutional: Lehman Syndicated Loan Funding Trst: Lehman Brothers, 101 Hudson Street, Jersey City, NJ 07302 (9.97%); Saxon Mortgage, 4880 Cox Road, Glen Allen, VA 23060 (6.94%); Private Bank Sweep Custody-Institutional Cash Mgmt., 1 BT Plaza 17th Floor, New York, NY 10006 (6.64%).

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Treasury Money Institutional: AAMES 2002-1, 350 S Grand Ave, Los Angeles, CA 90071 (7.84%); Mill Creek Holdings LTD, C/O Crow Holdings, Attn: Kevin Kittredge, 2100 McKinney Avenue Suite 700, Dallas, TX 75201-1803 (7.51%). Casmalia Resources Sie, Bankers Trust, 4 Ablany Street 4th Fl, Attn: Environmental Services, New York, NY 10006 (6.27%); Jennison Associates LLC, 466 Lexington Avenue, New York, NY 10017 (5.94%); Peidmont Muni Power Agency, 121 Village Drive, Greer, SC 26951 (5.71%).

INFORMATION CONCERNING COMMITTEES AND MEETINGS OF TRUSTEES

The Board of Trustees of the Trusts and Portfolios met 5 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 CODE OF ETHICS

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

Each Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to ICC Distributor's distribution services to registered investment companies such as the Funds. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               INVESTMENT ADVISOR

The Funds have not retained the services of an investment advisor since each Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. serves as the Portfolios' investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, serves as the Portfolios' Advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc. Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $9,960,309 as compensation for investment advisory services to Cash Management Portfolio. During the same period, DeAM, Inc. reimbursed $1,367,226 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $4,328,500 as compensation for investment advisory services provided to Cash Management Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $12,843,718 and $10,613,250, respectively, as compensation for investment advisory services provided to Cash Management Portfolio. During the same periods, DBT Co. reimbursed $678,910, $1,881,361 and $1,445,608, respectively, to Cash Management Portfolio to cover expenses.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $1,066,049 as compensation for investment advisory services to Treasury Money Portfolio. During the same period, DeAM, Inc. reimbursed $26,915 to Treasury Money Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $646,873 as compensation for investment advisory services provided to Treasury Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $2,444,003 and $3,225,042, respectively, as compensation for investment advisory services provided to Treasury Money Portfolio. During the same periods, DBT Co. reimbursed $48,737, $102,809 and $90,240, respectively, to Treasury Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Investment Company Capital Corp.'s administration and services fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

                           ADVISORY CONTRACT APPROVAL

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Portfolio and its shareholders. The Portfolio or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  ADMINISTRATOR

Investment Company Capital Corp. ('ICCC' or the 'Administrator') serves as the Administrator to the Funds and the Portfolio. Prior to July 1, 2002, DBT Co. served as the Administrator to the Funds and the Portfolio. Under its Administration and Services Agreements with the Trusts, ICCC calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.55% of the average daily net assets of Cash Management Investment, and 0.05% of the average daily net assets of Cash Management Institutional and Treasury Money Institutional.

Under Administration and Services Agreements with each Portfolio, ICCC calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreements provides for each Portfolio to pay ICCC a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreements, ICCC may delegate one or more of its responsibilities to others, including affiliates of ICCC, at ICCC's expense.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Portfolio reasonably deems necessary for the proper administration of the Trust and each Portfolio. ICCC will generally assist in all aspects of the Funds' and Portfolios' operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolios), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001, ICCC earned $562,664 as compensation for administrative and other services provided to Cash Management Investment and reimbursed $1,053 to Cash Management Investment to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $584,728 as compensation for administrative and other services provided to Cash Management Investment. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,158,351 and $1,492,037, respectively, as compensation for administrative and other services provided to the Cash Management Investment. During the same periods DBT Co. reimbursed $17,334, $42,748 and $17,602, respectively, to the Cash Management Investment to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $1,043,562 as compensation for administrative and other services provided to Cash Management Institutional and reimbursed $131,731 to Cash Management Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $971,370 as compensation for administrative and other services provided to Cash Management Institutional. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $1,885,764 and $1,492,037, respectively, as compensation for administrative and other services provided to Cash Management Institutional. During the same periods, DBT Co. reimbursed $53,288, $284,488 and $223,080, respectively, to Cash Management Institutional to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $174,414 as compensation for administrative and other services provided to Treasury Money Institutional and reimbursed $93,306 to Treasury Money Institutional to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $238,814 as compensation for administrative and other services provided to Treasury Money Institutional. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $609,422 and $861,715, respectively, as compensation for administrative and other services provided to Treasury Money Institutional. During the same periods, DBT Co. reimbursed $104,658, $174,424 and $147,342, respectively, to Treasury Money Institutional to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $2,511,797 as compensation for administrative and other services provided to Cash Management Portfolio and reimbursed $1,032,777 to Cash Management Portfolio to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $2,251,139 as compensation for administrative and other services provided to Cash Management Portfolio and reimbursed $1,013,359 to the Portfolio to cover expenses. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $4,281,239 and $3,539,131, respectively, as compensation for administrative and other services provided to the Cash Management Portfolio.

For the period July 1, 2001 through December 31, 2001, ICCC earned $254,965 as compensation for administrative and other services provided to Treasury Money Portfolio and reimbursed $14,881 to the Portfolio to cover Fund expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $316,009 as compensation for administrative and other services provided to Treasury Money Portfolio and reimbursed $60,771 to the Portfolio to cover expenses. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $816,008 and $1,075,014, respectively, as compensation for administrative and other services provided to the Treasury Money Portfolio.

                                   DISTRIBUTOR

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with the Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                  SERVICE AGENT

The Fund compensates service agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Funds) whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liason services. ICCC acts as a service agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trusts, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trusts executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          CUSTODIAN AND TRANSFER AGENT

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian to the Trusts and the Portfolios. As Custodian, it holds the Funds' assets. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

ICCC, One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket EXPENSES.

                                    EXPENSES

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. Each Portfolio bears its own expenses. Operating expenses for each Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trusts and from time to time provides certain legal services to the Advisor and Administrator. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trusts.

                           ORGANIZATION OF THE TRUSTS

The BT Investment Trust was organized on July 21, 1986 and the BT Institutional Trust was organized on March 26, 1990 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Portfolio are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trusts are offered through separate prospectuses and statements of additional information. The Trusts may create and issue additional series of shares. Each Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

Each Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trusts. However, each Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or a Trustee. Each Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that each Trust believes is remote. Upon payment of any liability incurred by a Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of each Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trusts.

The Cash Management Portfolio and Treasury Money Portfolio were organized as trusts under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that each Fund and other entities investing in a Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of each Trust believe that neither a Fund nor its shareholders will be adversely affected by reason of the Funds' investing in the corresponding Portfolio.

The Trusts are not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of April 9, 2002, the following shareholders of record owned 25% or more of the voting securities of the Cash Management Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody Attn. Linda Anderson 1 BT Plaza 17th Floor, New York, NY 10015 (46.81%); Private Bank Sweep Investment Advisory Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (38.16%).

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Cash Management Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Treasury Money Institutional, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                    DIVIDENDS

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's pro rata share of the corresponding Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                   TAXATION OF THE FUNDS AND THEIR INVESTMENTS

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolios are not subject to the Federal income taxation. Instead, the Fund and other investors investing in a Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. Each Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the corresponding Fund and the other investors in that Portfolio at the time of such determination.

                            TAXATION OF SHAREHOLDERS

As described above the Cash Management Investment and the Treasury Money Fund are designed to provide investors with current income. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate, with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Portfolio and operating expenses of a Fund and the corresponding Portfolio. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the corresponding Portfolio in instruments producing higher yields than the balance of that Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Cash Management Investment might be compared with, for example, the IBC First Tier All Taxable Money Fund Average, that of the Treasury Money Fund might be compared with IBC U.S. Treasury and Repo All Taxable Money Fund Average. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund's corresponding Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield" or "effective yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return    =    NET CHANGE IN ACCOUNT VALUE
                           Beginning Account Value

Current Yield         =    Base Period Return x 365/7

Effective Yield       =    [(1 + Base Period Return)365/7] - 1

The following table sets forth various measures of the performance for each of the Funds for the seven days ended December 31, 2001.

                                CASH              CASH          TREASURY
                             MANAGEMENT        MANAGEMENT         MONEY
                             INVESTMENT       INSTITUTIONAL    INSTITUTIONAL

Current Yield                   1.60%             2.12%            1.82%
Effective Yield                 1.61%             2.14%            1.83%
---------------------------

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Funds' Annual Report dated December 31, 2001. A copy of the Funds' Annual Report may be obtained without charge by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH IBCA, INC. ("FITCH") CORPORATE BOND RATINGS:
AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:
Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:
Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  APRIL 30, 2002
INVESTMENT ADVISOR OF THE PORTFOLIO
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY  10017

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

CUSTODIAN
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

ADMINISTRATOR AND TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922108
Cusip #055924104
Cusip #055924203
COMBMONSAI  (4/02)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002
                                                             BT INVESTMENT FUNDS

TREASURY MONEY FUND INVESTMENT

BT Investment Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to Treasury Money Fund Investment (the "Fund"). The Fund is a separate series of the Trust.

The Fund's investment objective is to seek a high level of current income consistent with liquidity and the preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Treasury Money Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. The Portfolio is a series of BT Investment Portfolios.

Shares of the Fund are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Portfolio's investment advisor ("Advisor"), and to clients and customers of other organizations.

The Fund's Prospectus, dated April 30, 2002, provides the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectus. You may request a copy of the Prospectus or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trust at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). This SAI is not an offer of any Fund for which an investor has not received a Prospectus. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectus. The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund and Portfolio dated December 31, 2001. A copy of the Fund's and the Portfolio's Annual Report may be obtained without charge by calling the Fund at the telephone number listed below.



                         DEUTSCHE ASSET MANAGEMENT, INC.
                       Investment Advisor of the Portfolio

                        INVESTMENT COMPANY CAPITAL CORP.
                     Administrator of the Fund and Portfolio

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                 PAGE

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS....................1
       Investment Objective........................................1
       Investment Policies.........................................1
       Additional Risk Factors.....................................4
       Investment Restrictions.....................................6
       Portfolio Turnover..........................................9
       Portfolio Transactions......................................9
NET ASSET VALUE...................................................10
PURCHASE AND REDEMPTION INFORMATION...............................11
       Purchase of Shares.........................................11
       Redemption of Shares.......................................12
MANAGEMENT OF THE TRUST AND PORTFOLIO.............................13
       Trustees of the Trust and Portfolio........................13
       Trustee Ownership in the Funds.............................17
       Trustee Compensation Table.................................18
       Code of Ethics.............................................20
       Investment Advisor.........................................20
       Administrator..............................................22
       Distributor................................................23
       Service Agent..............................................23
       Custodian and Transfer Agent...............................24
       Expenses...................................................24
       Counsel and Independent Accountants........................24
ORGANIZATION OF THE TRUST.........................................24
DIVIDENDS, DISTRIBUTIONS AND TAXES................................26
PERFORMANCE INFORMATION...........................................27
FINANCIAL STATEMENTS..............................................29
APPENDIX..........................................................30


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectuses in connection with the offering made by each Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its Distributor. The Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made. Shares of the Fund are not available in certain states. Please call 1-800-730-1313 to determine availability in your state.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

The Fund seeks a high level of current income consistent with liquidity and the preservation of capital through investment in a portfolio of direct obligations of the U.S. Treasury and repurchase agreements collateralized by such obligations. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in direct obligations issued by the U.S. Treasury including Treasury bills, notes and bonds ("U.S. Government Obligations"). Such U.S. Government Obligations are supported by the "full faith and credit" of the U.S. government. While U.S. Government Obligations are guaranteed by the U.S. government as to the timely payment of principal and interest, the market value of such obligations is not guaranteed and may rise and fall in response to changes in interest rates. The shares of the Fund and the interests in the Portfolio are not guaranteed or insured by the U.S. government.

LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend up to 331/3% of the total value of its portfolio securities (taken at market value) to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Portfolio's Board of Trustees. The Portfolio will not lend securities to the Advisor, the Distributor or their affiliates, except as may be permitted by the 1940 Act or an order from the SEC. The Board of Trustees will make a determination that the fee paid to the placing broker is reasonable. These loans must be collateralized by cash or liquid securities at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when irrevocable letters of credit and U.S. government obligations are used as collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. From time to time, the Portfolio may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Portfolio and that is acting as a "finder."

The Portfolio will adhere to the following conditions whenever its securities are loaned: (1) the Portfolio must receive at least 100% collateral consisting of cash or equivalent securities of the type discussed above at least equal to the market value of the securities loaned plus accrued interest from the borrower; (2) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (3) the Portfolio must be able to terminate the loan at any time;
(4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower; PROVIDED, HOWEVER, that if a material event adversely affecting the investment occurs, the Portfolio must retain the right to terminate the loan and recall and vote the securities.

During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in receiving additional collateral, in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Default by or bankruptcy of a borrower would expose the Portfolio to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by the Advisor (or one of its affiliates) and the Advisor (or one of its affiliates) may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Portfolio would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. The Portfolio bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Portfolio may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Portfolio could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Portfolio may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time the Portfolio enters into a reverse repurchase agreement it will identify on its books cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Portfolio.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to the Portfolio until settlement takes place.

At the time the Portfolio makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, the Portfolio identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Portfolio's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Portfolio will meet its obligations from maturities or sales of the segregated securities and/or from cash flow. If the Portfolio chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Portfolio engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

QUALITY AND MATURITY OF THE PORTFOLIO'S SECURITIES. The Portfolio will maintain a dollar-weighted average maturity of 90 days or less. All securities in which the Portfolio invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of the Portfolio, will also determine that all securities purchased by the Portfolio present minimal credit risks. The Advisor will cause the Portfolio to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Portfolio. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Portfolio's investments may be subject to the following risk factors:

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds, investment vehicles or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from the Advisor at 1-800-730-1313.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing the Fund's shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment advisor to manage the Fund's assets in accordance with the investment policies described herein with respect to the Portfolio.

The Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. The investment objective of the Portfolio is also not a fundamental policy. Shareholders of the Fund will receive 30 days prior written notice with respect to any change in the investment objective of the Fund or the Portfolio.

RATING SERVICES. The ratings of Moody's and Standard & Poor's Ratings Services ("S&P") represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The following investment restrictions have been adopted by the Trust with respect to the Fund and by the Portfolio as fundamental policies. Under the Investment Company Act of 1940 (the "1940 Act"), a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, respectively, which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever the Fund is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Under investment policies adopted by the Trust, on behalf of the Fund, and by the Portfolio, the Fund and the Portfolio may not:

     1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's or the Portfolio's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

     2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund or the Portfolio, as the case may be, and only to secure borrowings for temporary or emergency purposes.

     3. Invest more than 5% of the total assets of the Fund or the Portfolio, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that up to 25% of the assets of the Fund (and the Portfolio) may be invested without regard to this restriction.

     4. Invest more than 25% of the total assets of the Fund or the Portfolio, as the case may be, in the securities of issuers in any single industry; provided that this limitation shall not apply to the purchase of direct obligations issued by the U.S. Treasury; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

     6. Underwrite the securities issued by others (except to the extent the Fund or Portfolio may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund or the Portfolio from investing in obligations secured by real estate or interests therein.

     8. Make loans to others, except through the purchase of qualified debt obligations, the entry into repurchase agreements and the lending of portfolio securities.

     9. Invest more than an aggregate of 10% of the net assets of the Fund or the Portfolio, respectively, (taken, in each case, at current value) in
         (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objectives as the Fund.

    12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

    13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or the Portfolio or its investment advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

    14. Invest in warrants, except that the Fund or the Portfolio may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund or the Portfolio, as the case may be, of which not more than 2% of the net assets of the Fund or the Portfolio, as the case may be, may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund or the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

    15. With respect to the Fund's (Portfolio's) total assets, invest more than 5% of its total assets in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) or own more than 10% of the voting securities of any issuer.

ADDITIONAL RESTRICTIONS. The following are nonfundamental policies of the Fund and the Portfolio. In order to comply with certain statutes and policies the Portfolio (or Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

    (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets;

   (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

  (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

   (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

    (v)  invest for the purpose of exercising control or management;

   (vi) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolio (Fund) has no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the Fund, or any other registered investment company investing in the Portfolio, is registered.

                               PORTFOLIO TURNOVER

The Portfolio may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Portfolio, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Portfolio's turnover rate is not expected to have a material effect on its income and has been and is expected to be zero for regulatory reporting purposes.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for the Portfolio are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. ___ Although investment requirements for the Portfolio are reviewed independently from those of the other accounts managed by the Advisor, investments of the type the Portfolio may make may also be made by these other accounts. When the Portfolio and one or more other accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Portfolio or the size of the position obtained or disposed of by the Portfolio.

Purchases and sales of securities on behalf of the Portfolio usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Portfolio except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of the Portfolio, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Portfolio and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Portfolio are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share is calculated on each day on which the Fund is open (each such day being a "Valuation Day").

The NAV per share of the Fund is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the "Valuation Time"). The Fund may close early under certain circumstances, as described in the Fund's current Prospectus. The Fund's NAV per share will normally be $1.00.

The valuation of the Portfolio's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument.

The Portfolio's use of the amortized cost method of valuing its securities is permitted by a rule adopted by the SEC. The Portfolio will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of the Portfolio also has established procedures designed to allow investors in the Portfolio, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of the Portfolio's holdings by the Portfolio's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Portfolio's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of the Portfolio's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Portfolio's Board of Trustees. In the event the Portfolio's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the Portfolio's Board of Trustees must cause the Portfolio to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Portfolio's assets by using available market quotations.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               PURCHASE OF SHARES

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company Americas, as the Trust's custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. The Trust and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in the Fund closes early, the Fund will cease taking purchase orders at that time.

Another mutual fund investing in the Portfolio may accept purchase orders up until a time later than 12:00 noon, Eastern time. Such orders, when transmitted to and executed by the Portfolio, may have an impact on the Fund's performance.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

If orders are placed through a Service Agent, it is the responsibility of the Service Agent to transmit the order to buy shares to the Transfer Agent before the applicable Valuation time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

                              REDEMPTION OF SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the 12:00 noon (Eastern time) on a Valuation Day will not receive the dividend declared on the day of redemption; the redemption proceeds normally will be will be delivered to the shareholder's account with the Service Agent on that day. Redemption requests received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) on a Valuation Day and prior to the close of the NYSE will receive the dividend declared on the day of the redemption; the redemption proceeds normally will be delivered to the shareholder's account with the Service Agent the next day; but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o  Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o  The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

                                   REDEMPTIONS

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when: (a) trading in the Fund's primary markets is restricted by applicable rules and regulations of the SEC; (b) the Fund's primary market is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

Each Fund and Portfolio reserve the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund and/or Portfolio.

                      MANAGEMENT OF THE TRUST AND PORTFOLIO

The Trust and the Portfolio are governed by a Board of Trustees which is responsible for protecting the interests of investors. By virtue of the responsibilities assumed by DeAM, Inc., the Advisor and by Investment Company Capital Corp. ('ICCC'), the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio require employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that some of the same individuals are Trustees of the Trust and the Portfolio, up to and including creating separate boards of trustees.

The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund/Portfolio and review the Fund's performance.

The Trustees and officers of the Trust and the Portfolio, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period.

                       TRUSTEES OF THE TRUST AND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION   BUSINESS EXPERIENCE AND DIRECTORSHIPS                          IN THE FUND
   WITH EACH TRUST AND THE             DURING THE PAST 5 YEARS                             COMPLEX OVERSEEN BY
          PORTFOLIO                                                                             TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------
Charles P. Biggar              Retired (since 1987); formerly Vice President,                      27
10/13/30                       International Business Machines ('IBM') (1975-1978) and
Trustee BT Investment Funds    President, National Services and the Field Engineering
since 1999 and Treasury Money  Divisions of IBM (1976-1987).
Portfolio since 1990.
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September                27
3/28/30                        1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds    (since May 1998); Retired (since 1986); formerly
since 1986 and Treasury Money  Partner, KPMG Peat Marwick (June 1956-June 1986);
Portfolio since 1990.          Director, Vintners International Company Inc. (June
                               1989-May 1992); Director, Coutts (USA) International
                               (January 1992-March 2000); Director, Coutts Trust
                               Holdings Ltd., Director, Coutts Group (March 1991-March
                               1999); General Partner, Pemco (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of             27
7/15/37                        Business, New York University (since 1964); Trustee,
Trustee BT Investment Funds    CREF (since 2000); Director, S.G. Cowen Mutual Funds
and Treasury Money Portfolio   (since 1985); Director, Japan Equity Fund, Inc. (since
since 1999.                    1992); Director, Thai Capital Fund, Inc. (since 2000);
                               Director, Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------------------------------
Richard J. Herring             Jacob Safra Professor of International Banking and                  27
2/18/46                        Professor, Finance Department, The Wharton School,
Trustee BT Investment Funds    University of Pennsylvania (since 1972); Director,
and Treasury Money Portfolio   Lauder Institute of International Management Studies
since 1999.                    (since 2000); Co-Director, Wharton Financial
                               Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------------
Bruce E. Langton               Formerly Assistant Treasurer of IBM Corporation (until              27
5/10/31                        1986); Trustee and Member, Investment Operations
Trustee BT Investment Funds    Committee, Allmerica Financial Mutual Funds (1992 to
and Treasury Money Portfolio   2001); Member, Investment Committee, Unilever US
since 1999.                    Pension and Thrift Plans (1989 to 2001)2; Retired
                               (since 1987); Director, TWA Pilots Directed Account
                               Plan and 401(k) Plan (1988 to 2000).
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and                 27
10/11/35                       Financial Consulting) (since 1998); former Director,
Trustee BT Investment Funds    Financial Industry Consulting, Wolf & Company
since 1986 and Treasury Money  (1987-1988); President, John Hancock Home Mortgage
Portfolio since 1990.          Corporation (1984-1986); Senior Vice President of
                               Treasury and Financial Services, John Hancock Mutual
                               Life Insurance Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten           Retired (since 1987); Corporate Vice President, Newmont             27
2/18/28                        Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment Funds    Life Insurance Corporation of New York (since 1987).
and Treausry Money Portfolio
since 1999.
------------------------------------------------------------------------------------------------------------------

                                                                                             NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION   BUSINESS EXPERIENCE AND DIRECTORSHIPS                          IN THE FUND
   WITH EACH TRUST AND THE             DURING THE PAST 5 YEARS                             COMPLEX OVERSEEN BY
          PORTFOLIO                                                                             TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------
Richard T. Hale 3              Managing Director, Deutsche Banc Alex. Brown Inc.                   27
7/17/45                        (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Investment Funds    Management Americas (1999 to present); Director and
and Treasury Money Portfolio   President, Investment Company Capital Corp. (registered
since 1999.                    investment advisor) (1996 to present).
                               Director/Trustee and President, Deutsche Asset
                               Management Mutual Funds (1989 to present); Director,
                               Deutsche Global Funds, Ltd. (2000 to present);
                               Director, CABEI Fund (2000 to present); Director, North
                               American Income Fund (2000 to present); Vice President,
                               Deutsche Asset Management, Inc. (2000 to present).
                               Chartered Financial Analyst.  Formerly, Director, ISI
                               Family of Funds.
------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------
Richard T. Hale                See information provided under Interested Trustees.
President
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Director, Deutsche Asset Management (1999 to present).
3/27/54                        Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/                (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                      General Counsel, United States Securities and Exchange
                               Commission, 1993-1998.
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo               Director, Deutsche Asset Management (April 2000 to
8/5/57                         present); Certified Public Accountant; Certified
Treasurer                      Management Accountant.  Formerly, Vice President and
                               Department Head, BT Alex. Brown Incorporated (Deutsche
                               Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                               Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                               1993-1998.
------------------------------------------------------------------------------------------------------------------
Amy Olmert                     Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                        Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary            Public Accountant (1989 to present).  Formerly, Vice
                               President, BT Alex. Brown Incorporated, (Deutsche Banc
                               Alex. Brown Inc.), (1997-1999); Senior Manager
                               (1992-1997), Coopers & Lybrand L.L.P.
                               (PricewaterhouseCoopers LLP), (1988-1992).

-----------
1. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the "Fund Complex") is 71.
2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3. Mr. Hale is a trustees who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

TRUSTEE OWNERSHIP IN THE FUNDS

----------------------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR RANGE OF
                                                           OWNERSHIP AS OF DECEMBER 31, 2001
                            DOLLAR RANGE OF BENEFICIAL     IN ALL FUNDS OVERSEEN BY DIRECTOR
TRUSTEE                     OWNERSHIP IN THE FUNDS 1            IN THE FUND COMPLEX 2
----------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Charles P. Biggar           None                           None
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
S. Leland Dill              $50,000-$100,000               $50,001-$100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Martin J. Gruber            None                           None
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Richard J. Herring          None                           $50,001-$100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Bruce E. Langton            None                           Over $100,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Philip Saunders, Jr.        None                           $10,001-$50,000
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Harry Van Benschoten        None                           None
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Richard T. Hale             None                           Over $100,000
----------------------------------------------------------------------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

2. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

As of April 9, 2002, the Trustees and officers of the Trust and the Funds owned in the aggregate less than 1% of the shares of any Fund or the Trust (all series taken together).

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Trustee                         Trustee                Company         Class       Basis

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Charles P. Biggar               N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
S. Leland Dill                  N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Martin J. Gruber                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Richard J. Herring              N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Bruce E. Langton                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Philip Saunders, Jr.            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Harry Van Benschoten            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------

                           TRUSTEE COMPENSATION TABLE

------------------------------ ---------------------------- --------------------------- ----------------------------
TRUSTEE                        Aggregate Compensation       Aggregate Compensation      Total Compensation from
                               from Trust*                  From Portfolio**            Fund Complex***
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Charles P. Biggar              $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
S. Leland Dill                 $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Martin Gruber                  $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Richard J. Herring             $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Bruce E. Langton               $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Philip Saunders, Jr.           $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------
------------------------------ ---------------------------- --------------------------- ----------------------------
Harry Van Benschoten           $17,812                      $1,425                      $62,000
------------------------------ ---------------------------- --------------------------- ----------------------------

* The information provided is for the BT Investment Funds, which is comprised of 13 funds, for the year ended December 31, 2001.

** The information provided is for Treasury Money Portfolio for the Portfolio's most recent fiscal year ended December 31, 2001.

*** Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding voting shares of the Fund: Vendee 1992-1/Master Reserve, C/O Bankers Trust Company, 3 Park Plaza, 16th Floor, Irving, CA 92614-8505 (9.38%); Private Bank Sweep, Custody, Attn: Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (14.58%); Private Bank Sweep, Investment Advisory, Attn: Linda Anderson, 1 BT Plaza 17th Floor, New York, NY 10015 (14.35%).

INFORMATION CONCERNING COMMITTEES AND MEETINGS OF TRUSTEES

The Board of Trustees of the Trust and Portfolio met 5 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 80% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 CODE OF ETHICS

The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Fund's Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Fund's Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Fund's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

The Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

The Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to ICC Distributor's distribution services to registered investment companies such as the Fund. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               INVESTMENT ADVISOR

The Fund has not retained the services of an investment advisor since the Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio. The Portfolio has retained the services of DeAM, Inc. as Advisor.

DeAM, Inc. (or, the 'Advisor') serves as the Portfolio's investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, served as the Portfolio's investment advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by the Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Portfolio are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of DeAM, Inc.

Under the Advisory Agreement, DeAM, Inc. receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Portfolio. For the period April 30, 2001 through December 31, 2001, DeAM, Inc. earned $1,066,049 as compensation for investment advisory services provided to the Portfolio. During the same period, DeAM, Inc. reimbursed $26,915 to the Portfolio to cover expenses.

For the period January 1, 2001 through April 29, 2001, DBT Co. earned $646,873 as compensation for investment advisory services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $2,444,003 and $3,225,042, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, DBT Co. reimbursed $48,737, $102,809 and $90,240, respectively, to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and the Administrator's administration and services fees, including waivers thereof. The Advisor and the Administrator may not recoup any of their waived investment advisory or administration and services fees.

ADVISORY CONTRACT APPROVAL

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority of the outstanding voting securities of the Portfolio, and in either event, by a majority of the Independent Trustees of the Portfolio's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Portfolio's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to the Portfolio; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Portfolio through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Portfolio and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Portfolio. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Portfolio and its shareholders. The Portfolio or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  ADMINISTRATOR

Investment Company Capital Corp ('ICCC' or the 'Administrator') serves as the administrator to the Fund and the Portfolio. Prior to July 1, 2002, DBT Co. served as the administrator to the Fund and the Portfolio. Under its Administration and Services Agreement with the Trust, the Administrator calculates the net asset value of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the average daily net assets of the Fund.

Under Administration and Services Agreement with the Portfolio, the Administrator calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provide for the Portfolio to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.05% of the Portfolio's average daily net assets. Under the Administration and Services Agreement, the Administrator may delegate one or more of its responsibilities to others, including affiliates of ICCC, at the Administrator's expense.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deems necessary for the proper administration of the Trust and the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Portfolio), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and the Portfolio's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001, ICCC earned $849,188 as compensation for administrative and other services provided to the Fund and reimbursed $62,613 to the Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $841,390 as compensation for administrative and other services provided to the Fund. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $2,234,344 and $2,320,731, respectively, as compensation for administrative and other services provided to the Fund. During the same periods DBT Co. reimbursed $40,820, $97,431 and $80,550, respectively, to the Fund to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $254,965 as compensation for administrative and other services provided to the Portfolio.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $316,009 as compensation for administrative and other services provided to the Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $816,008 and $1,075,014, respectively, as compensation for administrative and other services provided to the Portfolio.

                                   DISTRIBUTOR

ICC Distributors is the principal Distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with the Advisor and Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors' duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Fund.

                                  SERVICE AGENT

The Fund compensates service agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Funds) whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liason services. ICCC acts as a service agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by the Administrator from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, performing shareholder sub-accounting, answering client inquiries regarding the Trust, investing client cash account balances automatically in Fund shares and processing redemption transactions at the request of clients, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance and integrating these statements with those of other transactions and balances in the client's other accounts serviced by the Service Agent, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies, arranging for bank wires and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with the Administrator, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          CUSTODIAN AND TRANSFER AGENT

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian for the Trust pursuant to an administration and services agreement. As Custodian, it holds the Funds' assets. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

Investment Company Capital Corp. ("ICCC"), One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.

                                    EXPENSES

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by the Administrator or ICC Distributors, including investment advisory and administration and service fees, fees for necessary professional services, amortization of organizational expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to the Advisor and the Administrator. PricewaterhouseCoopers LLP, 250
W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Portfolio, in which all the assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio. In addition, whenever the Trust is requested to vote on matters pertaining to the fundamental policies of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by the Fund's shareholders.

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. Upon liquidation of the Fund, shareholders would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Whenever the Trust is requested to vote on a matter pertaining to the Portfolio, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

The Trust was organized under the name BT Tax-Free Investment Trust and assumed its current name of BT Investment Funds on May 16, 1988.

As of April 9, 2002, no shareholders of record owned 25% or more of the voting securities of the Fund, and, therefore, are not deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

The Fund is designed to provide investors with current income. The Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum income irrespective of fluctuations in principal.

The Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that the Fund is a regulated investment company, the Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trust expects the Fund to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by the Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

The Fund declares dividends from its net income daily and pays the dividends monthly. The Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of the Fund's pro rata share of the Portfolio's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs the Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of that Fund. The Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of the Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from the Fund during that year. Shareholders should consult their tax advisors to assess the consequences of investing in the Fund under state and local laws and to determine whether dividends paid by the Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a 31% backup withholding tax with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," and/or "effective yield" for the Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The Trust may include this information in sales material and advertisements for the Fund.

Yield is a function of the quality, composition and maturity of the securities held by the Portfolio and operating expenses of the Fund and the Portfolio. In particular, the Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of the Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested by the Portfolio in instruments producing higher yields than the balance of the Portfolio's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of the Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Fund might be compared with, for example, the IBC U.S. Treasury and Repo All Taxable Money Fund Average, which is an average compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of the Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of the Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Fund, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:

         Base Period Return         =       NET CHANGE IN ACCOUNT VALUE
                                            Beginning Account Value


         Current Yield              =       Base Period Return x 365/7


         Effective Yield            =       [(1 + Base Period Return)365/7] - 1

For the seven days ended December 31, 2001, the Fund's Current Yield was 1.31% and the Fund's Effective Yield was 1.31%.


                              FINANCIAL STATEMENTS

The financial statements for the Fund and the Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Fund's Annual Report dated December 31, 2001. A copy of the Fund's Annual Report may be obtained without charge by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH IBCA, INC. ("FITCH") CORPORATE BOND RATINGS:

AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:

AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:

Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:

F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:

Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:

T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:

AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE

(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances. CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

INVESTMENT ADVISOR OF THE PORTFOLIO
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY  10017

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

CUSTODIAN
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

ADMINISTRATOR AND TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019


No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



Cusip #055922405

1680SAI (4/02)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002
BT INVESTMENT FUNDS

TAX FREE MONEY INVESTMENT FUND
NY TAX FREE MONEY INVESTMENT FUND

BT Investment Funds (the"Trust") is an open-end management investment companies that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. The Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund, (each a "Fund" and, collectively, the "Funds") are described herein.

Prior to April 27, 2001, the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund invested all of their investable assets in diversified open-end management investment companies having the same investment objectives as each Fund. These investment companies were the Tax Free Money Portfolio and the NY Tax Free Money Portfolio, respectively, (each, a "Portfolio" and collectively, the "Portfolios"). Since April 27, 2001 each Fund is now operating as a stand-alone mutual fund that directly acquires and manages its own portfolio of securities. The NY Tax Free Money Investment Fund and the Tax Free Money Fund may in the future seek to achieve their investment objective by investing all of their net assets in investment companies having the same investment policies and restrictions as those applicable to each Fund.

Shares of the Funds are sold by ICC Distributors, Inc. ("ICC Distributors"), the Trust's distributor (the "Distributor"), to clients and customers (including affiliates and correspondents) of Deutsche Asset Management, Inc. ("DeAM, Inc."), the Funds' investment advisor ("Advisor"), and to clients and customers of other organizations.

The Trust's Prospectuses for the Funds, dated April 30, 2002, provide the basic information investors should know before investing. This Statement of Additional Information ("SAI"), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trusts and should be read in conjunction with the Prospectuses. You may request a copy of the Prospectuses or a paper copy of this SAI, if you have received it electronically, free of charge by calling the Trusts at the telephone number listed below or by contacting any Deutsche Asset Management service agent ("Service Agent"). Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectuses. The financial statements for each Fund and the corresponding Portfolio for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for each Fund dated December 31, 2001. A copy of each Fund's Annual Report may be obtained without charge by calling each Fund at the telephone number listed below.

                         DEUTSCHE ASSET MANAGEMENT, INC.
                               Investment Advisor

                        INVESTMENT COMPANY CAPITAL CORP.
                           Administrator of the Funds

                             ICC DISTRIBUTORS, INC.
                                   Distributor
                                 1-800-730-1313

                                TABLE OF CONTENTS

                                                                      PAGE

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS.........................1
   Investment Objectives.................................................1
   Investment Policies...................................................1
   Additional Risk Factors...............................................9
   Investment Restrictions..............................................25
   Portfolio Turnover...................................................29
   Fund Transactions....................................................29
NET ASSET VALUE.........................................................30
PURCHASE AND REDEMPTION INFORMATION.....................................32
   Purchase of Shares...................................................32
   Redemption of Shares.................................................33
MANAGEMENT OF THE TRUSTs AND FUNDS......................................34
   Trustee Ownership in the Funds.......................................38
   Trustee Compensation Table...........................................41
   Code of Ethics.......................................................42
   Investment Advisor...................................................42
   Administrator........................................................44
   Distributor..........................................................46
   Service Agent........................................................46
   Expenses.............................................................47
   Counsel and Independent Accountants..................................47
ORGANIZATION OF THE TRUSTS..............................................47
DIVIDENDS AND TAXES.....................................................49
   Dividends............................................................49
   Taxation of the Funds and Their Investments..........................49
   Taxation of Shareholders.............................................50
PERFORMANCE INFORMATION.................................................51
FINANCIAL STATEMENTS....................................................55
APPENDIX................................................................56

                INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVES

The following is a description of each Fund's investment objective. There can, of course, be no assurance that any Fund will achieve its investment objective.

Tax Free Money Investment seeks a high level of current income exempt from Federal income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations issued by states and their authorities, agencies, instrumentalities and political subdivisions. Under normal conditions, the Fund invests at least 80% of its net assets in municipal bonds and notes that pay interest exempt from Federal tax. The Fund will notify its shareholders 60 days prior to a change in its investment policy.

NY Tax Free Money Investment seeks a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital through investment in a portfolio primarily of obligations of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. Under normal conditions, the Fund invests at least 80% of its assets in notes and bonds of the State of New York and its related agencies and authorities and issuers in certain other locales that are exempt from New York State and City income tax. The Fund will notify its shareholders 60 days prior to a change in its investment policy.

                               INVESTMENT POLICIES

QUALITY AND MATURITY OF THE FUND'S SECURITIES. Each Fund will maintain a dollar-weighted average maturity of 90 days or less. All securities in which each Fund invests will have, or be deemed to have, remaining maturities of 397 days or less on the date of their purchase and will be denominated in U.S. dollars. The Advisor, acting under the supervision of and procedures adopted by the Board of Trustees of each Fund, will also determine that all securities purchased by the Funds present minimal credit risks. The Advisor will cause each Fund to dispose of any security as soon as practicable if the security is no longer of the requisite quality, unless such action would not be in the best interest of the Fund. High-quality, short-term instruments may result in a lower yield than instruments with a lower quality or longer term.

OBLIGATIONS OF BANKS AND OTHER FINANCIAL INSTITUTIONS. The Fund may invest in U.S. dollar-denominated investment grade fixed rate or variable rate obligations of U.S. or foreign financial institutions, including banks, which are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if that NRSRO is the only such NRSRO which rates such obligations) or, if not so rated, are believed by the Advisor to be of comparable quality. Obligations of domestic and foreign financial institutions in which the Fund may invest include (but are not limited to) certificates of deposit, bankers' acceptances, bank time deposits, commercial paper, and other U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign financial institutions, including banks.

For purposes of the Fund's investment policies with respect to bank obligations, the assets of a bank will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign branches of U.S. banks and foreign banks may be general obligations of the parent bank in addition to the issuing bank or may be limited by the terms of a specific obligation and by government regulation. If the Advisor deems the instruments to present minimal credit risk, the Fund may invest in obligations of foreign banks or foreign branches of U.S. banks, which may include banks located in the United Kingdom, Grand Cayman Island, Nassau, Japan and Canada.

Investments in these obligations may entail risks that are different from those of investments in obligations of U.S. domestic banks because of differences in political, regulatory and economic systems and conditions. These risks include future political and economic developments, currency blockage, the possible imposition of withholding taxes on interest payments, possible seizure or nationalization of foreign deposits, difficulty or inability of pursuing legal remedies and obtaining judgments in foreign courts, possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might affect adversely the payment of principal and interest on bank obligations. Foreign branches of U.S. banks and foreign banks may also be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards that those applicable to domestic branches of U.S. banks.

Under normal market conditions, each Fund will invest a significant portion of its assets in the bank and other financial institution obligations. Each Fund's concentration of its investments in the obligations of banks and other financial institutions will cause the Fund to be subject to the risks peculiar to these industries to a greater extent than if its investments were not so concentrated.

U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the U.S. government and include: (1) direct obligations of the U.S. Treasury and (2) obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the U.S. are Treasury Bills, Treasury Notes and Treasury Bonds, which differ in terms of their interest rates, maturities and dates of issuance. Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to 10 years and Treasury Bonds generally have maturities of greater than 10 years at the date of issuance. Included among the obligations issued by agencies and instrumentalities of the U.S. are: instruments that are supported by the full faith and credit of the U.S. (such as certificates issued by the Government National Mortgage Association ("GNMA" or "Ginnie Mae")); instruments that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and instruments that are supported by the credit of the instrumentality (such as Federal National Mortgage Association ("FNMA" or "Fannie Mae") and Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac")).

Other U.S. government securities the Funds may invest in include (but are not limited to) securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the U.S., Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, the Funds will invest in obligations issued by such an instrumentality only if the Advisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

Each Fund may also invest in separately traded principal and interest component of securities guaranteed or issued by the U.S. government or its agencies, instrumentalities or sponsored enterprises if such components trade independently under the Separate Trading of Registered Interest and Principal of Securities program ("STRIPS") or any similar program sponsored by the U.S. government. STRIPS are sold as zero coupon securities. See "Zero Coupon Securities."

OTHER DEBT OBLIGATIONS. The Funds may invest in deposits, bonds, notes and debentures and other debt obligations that at the time of purchase meet the Fund's minimum credit quality standards are comparable in priority and security to other securities of such issuer which have been rated investment grade or, if unrated, are determined by the Advisor to be of comparable quality and are rated in the top three highest long-term rating categories by the NRSROs rating such security.

CREDIT ENHANCEMENT. Certain of a Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance from a third party. Any bankruptcy, receivership, default, or change in the credit quality of the third party providing the credit enhancement could adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect the Fund's share price. Subject to the diversification limits contained in Rule 2a-7, each Fund may have more than 25% of its total assets invested in securities issued by or credit-enhanced by banks or other financial institutions.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreement transactions with member banks of the Federal Reserve System, certain non-U.S. banks and certain non-bank entities. Under the terms of a typical repurchase agreement, the Funds would acquire any underlying security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase, and the Funds to resell, the obligation at an agreed price and time, thereby determining the yield during the Funds' holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Funds' holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligations, including interest. Each Fund bears a risk of loss in the event of default by or bankruptcy of the other party to a repurchase agreement. The Funds may be delayed in, or prevented from, exercising its rights to dispose of the collateralized securities. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities had increased, the Funds could experience a loss. The Advisor reviews the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements and monitor on an ongoing basis the value of the securities subject to repurchase agreements to ensure that it is maintained at the required level. A repurchase agreement is considered to be a loan under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS. The Funds may borrow funds by, among other things, agreeing to sell portfolio securities to financial institutions that meet the standards described under "Repurchase Agreements" and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Funds may enter into reverse repurchase agreements with banks and domestic broker-dealers. At the time each Fund enters into a reverse repurchase agreement it will identify on its book cash or liquid securities having a value equal to the repurchase price, including accrued interest. The marked assets will be marked-to-market daily and additional assets will be marked on any day in which the assets fall below the repurchase price (plus accrued interest). The Funds' liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings by the Fund.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. Each Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The payment obligation and the interest rate that will be received on when-issued and delayed-delivery securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. When-issued securities may include securities purchased on a "when, as and if issued" basis, under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The value of such securities is subject to market fluctuation during this period and no interest or income, as applicable, accrues to each Fund until settlement takes place.

At the time the Funds makes the commitment to purchase securities on a when-issued or delayed delivery basis, each Fund will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund identifies on its books cash or liquid assets in an amount at least equal to such commitments. It may be expected that the Funds' net assets will fluctuate to a greater degree when each Fund sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. On delivery dates for such transactions, the Funds will meet their obligations from maturities or sales of the segregated securities and/or from cash flow. If the Funds choose to dispose of the right to acquire a when-issued security prior to its acquisition, each Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When the Funds engages in when-issued or delayed-delivery transactions, they relies on the other party to consummate the trade. Failure of the seller to do so may result in the Funds' incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

VARIABLE RATE SECURITIES. Each Fund may invest in long-term maturity securities which are subject to frequently available put option or tender option features under which the holder may put the security back to the issuer or its agent at a predetermined price (generally par) after giving specified notice. The interest rate on a variable rate security changes at intervals according to an index or a formula or other standard measurement as stated in the bond contract. One common method is to calculate the interest rate as a percentage of the rate paid on selected issues of Treasury securities on specified dates. The put option or tender option right is typically available to the investor on a weekly or monthly basis although on some demand securities the investor has a daily right to exercise the put option. Variable rate securities with the put option exercisable on dates on which the variable rate changes are often called "variable rate demand notes." The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and each Fund could suffer a loss if the issuer defaults or during periods in which the Funds are not entitled to exercise their demand rights. See "Illiquid Securities."

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investments in non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and it may take longer to liquidate these positions than would be the case for publicly traded securities. Companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment in illiquid securities is subject to the risk that, should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, non-U.S. securities[, municipal securities] and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-U.S. issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limit on the purchase of illiquid securities unless the Advisor determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Advisor may consider, INTER ALIA, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (E.G., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Investing in Rule 144A Securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers are unavailable or uninterested in purchasing such securities from the Fund. The Board has adopted guidelines and delegated to the Advisor the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board will retain ultimate responsibility for any liquidity determinations.

MUNICIPAL SECURITIES:

GENERAL. The Funds may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax (i.e., excluded from gross income for federal income tax purposes but not necessarily exempt from the federal alternative minimum tax or from state and local taxes). Municipal securities may also be issued on a taxable basis (i.e., the interest on such securities is not exempt from regular federal income tax).

Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. Municipal securities also include "private activity" or industrial development bonds, which are issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities within a municipality for privately or publicly owned corporations.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to the law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuer may also be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds.

In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications.

For the purpose of applying the Fund's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Advisor based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Fund. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities are often readily marketable.

The obligations of an issuer to pay the principal and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay principal or interest when due on a municipal security may be materially affected.

MUNICIPAL OBLIGATIONS. The two principal classifications of Municipal Obligations are "notes" and "bonds." Municipal Obligations are further classified as "general obligation" and "revenue" issues and the securities held by the Tax Free Money Fund and NY Tax Free Money Fund may include "moral obligations" which are normally issued by special purpose authorities.

MUNICIPAL NOTES. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include tax anticipation notes, revenue anticipation notes, bond anticipation notes, tax and revenue anticipation notes and construction loan notes. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable. The Funds may invest in municipal notes, which include:

TAX ANTICIPATION NOTES. Tax anticipation notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use and business taxes, and are payable from these specific future taxes.

REVENUE ANTICIPATION NOTES. Revenue anticipation notes are issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue sharing programs.

BOND ANTICIPATION NOTES. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide funds for the repayment of these notes.

MISCELLANEOUS, TEMPORARY AND ANTICIPATORY INSTRUMENTS. These instruments may include notes issued to obtain interim financing pending entering into alternate financial arrangements, such as receipt of anticipated federal, state or other grants or aid, passage of increased legislative authority to issue longer-term instruments or obtaining other refinancing.

CONSTRUCTION LOAN NOTES. Construction loan notes are secured by mortgage notes insured by the Federal Housing Authority ("FHA"); however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. Construction loan notes are sold to provide construction financing. Permanent financing, the proceeds of which are applied to the payment of construction loan notes, is sometimes provided by a commitment of GNMA to purchase the loan, accompanied by a commitment by the FHA to insure mortgage advances thereunder. In other instances, permanent financing is provided by commitments of banks to purchase the loan. The Fund will only purchase construction loan notes that are subject to permanent GNMA or bank purchase commitments.

TAX-EXEMPT COMMERCIAL PAPER. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or to provide interim construction financing and are paid from general revenues of the municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

MUNICIPAL BONDS. Municipal bonds generally fund longer-term capital needs than municipal notes and have maturities exceeding one year when issued. The Fund may invest in municipal bonds. Municipal bonds include general obligation bonds, revenue bonds, private activity bonds and tender option bonds.

GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

REVENUE BONDS. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, certificates of deposit and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

PRIVATE ACTIVITY BONDS. Private activity bonds, which are considered municipal obligations if the interest paid thereon is excluded from gross income for federal income tax purposes and is not a specific tax preference item for federal individual and corporate alternative minimum tax purposes, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities such as manufacturing facilities, certain hospital and university facilities and housing projects. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on these bonds is dependent solely on the ability of the facility's user to meet its financial obligations and generally the pledge, if any, of real and personal property so financed as security for payment.

                             ADDITIONAL RISK FACTORS

In addition to the risks discussed above, the Funds' investments may be subject to the following risk factors:

       SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS.

Some of the significant financial considerations relating to the NY Tax Free Money Fund's investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

The State of New York's most recent fiscal year began on April 1, 2001 and ended on March 31, 2002. The most recent published supplement to the Annual Information Statement was April 5, 2002.

RECENT EVENTS. A substantial amount of Federal aid is projected to flow through the State to certain localities over the next several years for disaster response and reconstruction activities related to the World Trade Center ("WTC") attacks. At the request of the Governor of New York ("Governor"), the President has waived any matching requirement for the State and New York City (which is typically 25 percent of eligible costs), so that the Federal government will provide 100 percent reimbursement for the cost of rescue, recovery, debris removal and public infrastructure repair and reconstruction. To date, the Congress has appropriated $10.4 billion for these purposes. This Federal "pass-through" disaster aid is projected by the Division of the Budget ("DOB") to total $1.53 billion in the current State fiscal year and $3.74 billion in fiscal year 2002-03 as recovery and rebuilding efforts reach full capacity. The majority of the Federal disaster aid is expected to flow from the Federal Emergency Management Agency through State Emergency Management Office (SEMO) to New York City and surrounding localities affected by the disaster. This "flow-through" spending is not counted in the All Governmental Funds estimates, and is expected to have a positive economic impact on the State and New York City.

On an All Governmental Fund basis, the State Financial Plan includes spending for WTC costs of $214 million in the 2001-02 fiscal year and $329 million in the 2002-03 fiscal year. Unlike the pass-through aid, these disbursements in the Financial Plan finance State government activities. Most of this spending is supported by Federal funds ($180 million in the 2001-02 fiscal year and $292 million in the 2002-03 fiscal year). Over the next two years, Federal money is expected to finance, among other things, payments to the victims of the attack ($203 million), State Police and the Division of Military and Naval Affairs staffing costs directly related to the disaster ($98 million), expanded counseling and trauma services ($59 million), and infrastructure repairs ($40 million).

Spending from State Funds or WTC costs is projected to total $71 million over the next two years, with $57 million of this amount expected to be financed by the General Fund and $14 million from State special revenue funds. The General Fund is primarily providing support for tourism and marketing activities to attract visitors to New York City, and bridge loans to small businesses. State special revenue funds will primarily support expanded case processing costs for insurance and workers' compensation.

On January 8, 2002, the State reached a tentative settlement in school desegregation litigation concerning the City of Yonkers. Under the terms of the settlement, which must be approved by the federal court with jurisdiction in the case, the State has agreed to pay $300 million to Yonkers over the next five years in roughly equal annual installments ($10 million of this amount has already been paid). To finance the fiscal year 2001-02 and fiscal year 2002-03 costs of the settlement, the State plans to use the $151 million balance in the Contingency Reserve Fund, which was established to help the State pay costs related to litigation. On March 26, 2002, the District Court approved the settlement proposed and accepted by all parties.

On January 16, 2002, the State enacted certain amendments to the Health Care Reform Act of 2000. The amendments authorize $1.93 billion in new spending on health care initiatives over the two and one-half year period ending June 30, 2004. The State's share of this new spending, which is estimated at $774 million, is expected to be financed from, among other sources, a 39 cent increase in the cigarette tax, the reestablishment of the "covered lives assessment" on health insurance, and, subject to federal approval, a three percent increase in the federal matching rate for Medicaid expenditures beginning October 1, 2002. The amendments also provide for the financing through non-General Fund resources of a number of health programs that were previously in the General Fund, including the Elderly Pharmaceutical Insurance Program
(EPIC) and certain Medicaid expenditures. The State expects that these changes will provide $785 million in General Fund Financial Plan savings in 2002-03.

On March 9, 2002, the President signed economic stimulus legislation, which includes temporary tax provisions aimed at creating redevelopment incentives for businesses located in the Liberty Zone, the areas surrounding the World Trade Center site. The Liberty Zone provisions expand the work opportunity tax credit, authorize the issuance of $8 billion in tax-exempt private activity bonds, allow for advance refunding of certain bonds for facilities in New York City and increase the small business expensing limit.

Certain components of this package have the potential to adversely affect State tax revenues. The most significant impact concerns a provision that allows expanded expensing of investment costs against federal taxable income. Since the State uses federal taxable income as the starting point for calculating taxable income, the provision will adversely impact State tax revenues unless the State acts to restructure the basis for calculating the tax.

The terrorist attacks in New York City and the national recession are expected to have materially adverse financial consequences for the State, and their impact is reflected in the economic and receipts forecasts described in most recent update to the Annual Information Statement. At this point, it is no longer possible to separate the impact of the terrorist attacks from the national recession, but the combined effect of both events introduces significant uncertainty into the current Financial Plan estimates.

In the long term, the most significant risk is the possible loss of financial sector firms and related businesses to other states. The financial sector is an important economic activity in the State and a substantial reduction in its operations would likely have an adverse impact on State tax revenues, leading to material changes to the Executive Budget projections and the State's outyear projections of receipts, adding further pressure to budget balance in future fiscal years.

In addition to the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

In every year, many uncertainties exist in the forecast of the national and State economies. Given the recent terrorist attacks, the nation's war-time ___ preparations, and the volatility in financial markets, such uncertainties are significantly more pronounced at this time. For example, the current downturn in the financial markets could continue over a sustained period. The securities industry is more important to the New York economy than to the national economy as a whole, potentially amplifying the impact of such a downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the current forecast.

Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. With many Wall Street profit-making activities (such as initial public offerings and mergers and acquisitions) now significantly below 2000 levels, DOB is forecasting a significant decline in financial sector profits for 2001 and 2002. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for the 2001 calendar year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and may produce results below DOB's current forecast.

An ongoing risk to the State Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Financial Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances.

STATE ECONOMY. New York is one of the most populous states in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every ten nonagricultural jobs in New York and has a noticeably higher proportion of total jobs than does the rest of the nation.

Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries. The State's finance, insurance and real estate share, as measured by wages, is particularly large relative to the nation. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

The cataclysmic events of September 11 have had a substantial negative impact on the New York City, State, and national economies. As the epicenter of the September 11 attacks, the New York State economy is bearing the brunt of the consequent employment losses. DOB expects the recession to stretch into calendar year 2002, with a slow but sustained recovery beginning in the middle of the year.

DOB estimates that tens of thousands of jobs may have been lost or displaced from New York, at least temporarily, due to the events of September 11. The sector hardest hit by the disaster was the finance industry, which is estimated to have lost 30,000 jobs, many of whom have been either laid off or relocated out-of-state. Other industries expected to experience severe losses are business and media services, hotel and motel services, retail trade, arts and entertainment services, and transportation. In contrast, as part of the reconstruction process, the construction sector is expected to experience a net gain in employment. On an annual average basis, State employment is expected to have grown a modest 0.1 percent for 2001 and to decline 1.2 percent for 2002.

DOB estimates that the events of September 11 will also have a significantly negative impact on securities industry profits. The fall in profit growth is expected to result in a severe decline in finance and insurance industry cash bonuses. The decline will likely be exacerbated by firms weighting their bonus payouts more heavily than usual in favor of stock options as well as the transfer of dislocated workers out-of-state. Lower growth in both employment and bonus income is expected to result in personal income growth 2.6 percent for 2001, followed by growth of 1.1 percent for 2002.

The most significant risks to the New York economic forecast pertain to the pace of layoffs related to the events of September 11, and the impact of both the disaster itself and deteriorating economic conditions on wages. The possibility of yet another terrorist attack on the New York City area poses a substantial negative risk to the DOB forecast. Fewer layoffs, stronger financial markets, and higher bonuses than projected would result in a stronger State economy than reflected in the current forecast. Similarly, greater job losses, weaker financial markets, and smaller bonus payments than expected would result in a weaker State economy.

STATE BUDGET. The State Constitution requires the Governor to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than $1 billion (1998-99 through 2000-01). The 2002-03 Executive Budget, as amended, projected budget gaps of $5.7 billion in 2002-03, $2.8 billion in 2003-04 and $3.3 billion in 2004-05. The gap projections assume the Legislature will enact the 2002-03 Executive Budget in its entirety. The projections do not include unspecified spending "efficiencies." The outyear forecast is subject to greater volatility than in previous years due to the economic uncertainties surrounding the WTC attacks and the national recession. There can be no assurance that the Legislature will enact the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth at this time.

The Office of the State Comptroller ("OSC") reports that General Fund receipts and transfers from other funds totaled $41.14 billion in 2001-2002. When the refund reserve is adjusted for the deposit of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, an increase of $2.33 billion over 2000-01. General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.53 billion over 2000-01.

The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

On an unaudited basis, the State ended its 2001-02 fiscal year in balance on a cash basis, with a General Fund closing balance of $1.03 billion, excluding amounts on deposit in the refund reserve account, as described below. The unaudited closing General Fund balance consists of the following: $710 million in the Tax Stabilization Reserve Fund ("TSRF") (after a deposit of $83 million in fiscal year 2001-02); $159 million in the Community Projects Fund ("CPF"), which pays for legislative and gubernatorial initiatives; $157 million in the Contingency Reserve Fund ("CRF") (the planned use of $70 million in fiscal year 2001-02 to finance a portion of the State's settlement in the Yonkers desegregation lawsuit will not occur until fiscal year 2002-03); and $5 million in the Universal Pre-Kindergarten Fund.

The State had a balance of $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year. The amount consists of $1.07 billion in reserves for economic uncertainties that is planned for use in fiscal year 2002-03 and $611 million set aside to pay for tax refunds during 2002-03.

The State ended its 2000-2001 fiscal year on March 31, 2001 with an available cash surplus of $2.73 billion in the General Fund as reported by DOB. Of this balance, $80 million from the surplus was deposited into the State's Tax Stabilization Reserve Fund (the sixth consecutive annual deposit). The Governor has proposed setting aside $1.48 billion from the 2000-01 fiscal year surplus to guard against economic uncertainties. In addition, the State has another $627 million available in the Tax Stabilization Reserve Fund.

General Fund receipts, including transfers from other funds, totaled $39.88 billion for the 2000-01 fiscal year, an increase of $2.49 billion (6.7 percent) over fiscal year 1999-2000 results. General Fund disbursements, including transfers to other funds, totaled $39.70 billion for the 2000-01 fiscal year, an increase of $2.53 billion (6.8 percent) from the 1999-2000 fiscal year.

For the 2000-01 fiscal year, the closing balance in the General Fund was $1.10 billion. This closing balance is comprised of $627 million in TSRF (after an $80 million deposit in 2000-01); $150 million in CRF; $292 million in the CPF; and $29 million in the Universal Pre-Kindergarten Fund. In addition to the $1.10 billion balance in the General Fund, the State had $3.52 billion in the tax refund reserve account at the end of 2000-01. The closing balance excludes a $1.2 billion for reserve in the School Tax Relief (STAR) Special Revenue Fund and $250 million in the Debt Reduction Reserve Fund ("DRRF").

Several developments arising from negotiations on the budget will affect State finances in subsequent years. First, a portion of Legislative additions to the 2000-01 Executive Budget will recur at higher spending levels in 2001-02 and beyond, including increased funding for school aid, tuition assistance, and prescription drug coverage for the elderly. Second, the Legislature enacted the Debt Reform Act of 2000 ("Debt Reform Act"). The Debt Reform Act, which applies to new State-supported debt issued on or after April 1, 2000, imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only, and restricts the maximum term of State debt issuances to no more than 30 years. The State's projected levels of debt issuances and debt service costs for 2000-01 and 2001-02 are well below the debt caps and limitations imposed by the Debt Reform Act.

Finally, the State adopted an additional tax relief package that will reduce tax receipts by $1.2 billion when fully effective; this package includes the elimination or reduction of gross receipts tax on energy ($330 million), the expansion of the "Power for Jobs" energy tax credit program ($125 million), a college tuition deduction or credit taken against personal income taxes ($200 million), and reduction of the marriage penalty for taxpayers who file jointly ($200 million).

The 2000-01 Financial Plan reflects the use of resources from the Health Care Reform Act of 2000 ("HCRA 2000") that will help finance several health and mental hygiene programs in Special Revenue Funds, including prescription drug assistance for the elderly, supplemental Medicare insurance, and other public health services.

Despite recent budgetary surpluses recorded by the State, actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, and actions by the federal government could impact projected budget gaps for the State. These gaps would result from a disparity between recurring revenues and the costs of increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and, under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years. There can also be no assurance that the Legislature will enact into law the Governor's Executive Budget, as amended, or that the State's adopted budget projections will not differ materially and adversely from the projections set forth therein.

Over the long term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy as a whole, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage, bonus, and unemployment levels that are significantly different from those embodied in the State's Financial Plans forecasts. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected.
An ongoing risk to the 2001-02 Financial Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The 2000-01 Financial Plan contained projected reserves of $150 million in 2001-02 for such events, but assumed no significant federal disallowances or other federal actions that could affect State finances.

The Health Care Financing Administration issued a final rule on January 12, 2001 that modified the manner in which states are required to calculate their Medicaid Upper Payment Limit methodology. It is anticipated that the implementation of this rule would require the State to phase-out most of its nursing home Intergovernmental Transfer payments over a five-year period beginning in fiscal year 2002-03. Upon full implementation of this rule, the net impact is expected to result in an annual loss of $351 million for the State and $88 million for local governments.

The State's Financial Plans assume the availability of certain resources to finance portions of General Fund spending for fringe benefits, health and welfare programs. These resources could become unavailable or decrease, placing additional pressures on budget balance.

The State's historical financial results for the 1999-2000 are as follows. The State ended its 1999-2000 fiscal year in balance on a cash basis, with a General Fund cash-basis surplus of $1.51 billion as reported by DOB. As in recent years, strong growth in receipts above forecasted amounts produced most of the year-end surplus. Spending was also modestly below projections, further adding to the surplus.

The State reported a closing balance of $1.17 billion in the General Fund, an increase of $275 million over the closing balance from the prior year. The balance was held in four accounts within the General Fund: the TSRF, the CRF, the DRRF and the CPF. The balance is comprised of $547 million in the TSRF after a deposit of $74 million in 1999-2000; $107 million in the CRF; $250 million in the DRRF; and $263 million in the CPF.

The closing fund balance excludes $3.97 billion that the State deposited into the tax refund reserve account at the close of 1999-2000 to pay for tax refunds in 2000-01 of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit as of March 31, 2000. The tax refund reserve account transaction has the effect of decreasing reported personal income tax receipts in 1999-2000, while increasing reported receipts in 2000-01.

General Fund receipts and transfers from other funds (net of tax refund reserve account activity) for the 1999-2000 fiscal year totaled $37.40 billion, an increase of 1.6 percent over 1998-99. General Fund disbursements and transfers to other funds totaled $37.17 billion, an increase of 1.6 percent from the prior fiscal year.

2002-03 FINANCIAL PLAN. The State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2002-03 fiscal year on March 26, 2002. However, the State failed to take final action on all other Executive Budget recommendations by April 1, the start of the 2002-03 fiscal year. Legislation was enacted on March 26, 2002 that extends certain revenue-raising authority and makes interim appropriations for State personal service costs, various grants to local governments, and other necessary items generally for the period from April 1 through April 7, 2002. In prior years, the State has enacted similar interim appropriations to permit the State to continue operations until final action on the budget and expects to do so after April 7, 2002 until final action on the 2002-03 budget. The Governor and Legislative leaders are continuing negotiations over the budget for fiscal year 2002-03.

On January 22, 2002, the Governor submitted the 2002-03 Executive Budget to the Legislature in accordance with the provisions of the State Constitution and the State Finance Law. On February 21, the Governor submitted amendments to his Executive Budget, as authorized by the State Constitution. The revised financial projections reflect the Governor's proposed amendments to his 2002-03 Executive Budget as provided for under the State Constitution.

The amendments recommended by the Governor do not alter the 2002-03 General Fund projections for receipts and disbursements contained in the Executive Budget. Total receipts and transfers from other funds are projected to total $38.85 billion; total disbursements and transfers to other funds are projected at $40.22 billion. The State still expects to end the 2002-03 fiscal year with a closing General Fund balance of $710 million (all of which is expected to be held in the Tax Stabilization Reserve Fund).

The amendments recommend additional funding to pay interest costs on a one-time loan from the Federal government to help support higher than expected Unemployment Insurance Benefit payments caused by the World Trade Center disaster and the national recession ($11 million), but these costs are expected to be fully offset by enactment of a proposal to lower interest rates paid by the State on court judgments against the State from 9 percent to the prevailing market rate, which is currently at approximately 2 percent ($11 million). The Governor has also amended the Executive Budget to include technical amendments related to the proposed Empire Opportunity Fund economic development program and made other corrections that do not affect overall General Fund spending levels. Projected 2002-03 All Funds disbursement estimates increased by $271 million, primarily as a result of the changes proposed for the Empire Opportunity Fund.

Since the introduction of the Executive Budget, DOB has modestly increased its growth forecast for the U.S. economy to reflect new data. This revision is largely attributable to a stronger performance for the fourth quarter of 2001 than previously anticipated. Real U.S. Gross Domestic Product (GDP)grew 1.2 percent during the fourth quarter, instead of declining as many economists expected. This growth was primarily a result of a significant jump in car sales and remains subject to revision. However, this revision did not significantly alter the projected pattern of quarterly growth in real output through the end of first quarter of 2002. The DOB forecast assumes that the national recession will have lasted through the end of the first quarter of 2002. Based on the most recent information available, DOB now projects economic growth, as measured by growth in real U.S. GDP, of 1.6 percent for 2002. Employment is now projected to decline 0.3 percent for the current calendar year.

DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

Sustained growth in the State's economy could contribute to closing projected budget gaps over the next several years, both in terms of higher-than-projected tax receipts and in lower-than-expected entitlement spending. In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year.

On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State's long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State's long-term general obligations.

On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations. In June 2000, Moody's revised its outlook on the State's general obligations from stable to positive.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

LITIGATION. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2002-03 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) the validity of certain provisions of State gaming law; (4) a challenge to the Governor's application of his constitutional line item veto authority; (5) a challenge to the funding for New York City public schools; (6) a challenge as to the adequacy of the shelter allowance granted to recipients of public assistance and (7) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2002-03 Financial Plan.

Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement ("MSA") with the nation's largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation. From 1999-2000 through 2002-03, the State expects to receive $1.54 billion under the nationwide settlement with cigarette manufacturers. Counties, including New York City, will receive settlement payments of $1.47 billion over the same period.

The State plans to use $1.29 billion in tobacco settlement money over the next three years to finance health programs under HCRA 2000 ($1.01 billion) and projected increased costs in Medicaid ($274 million). The remaining $250 million in one-time tobacco payments from 1999-2000 will be deposited to DRRF.

AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

NEW YORK CITY AND OTHER LOCALITIES. Continuing recovery, cleanup and repair efforts following the September 11, 2001 attack on the World Trade Center will result in substantial expenditures for New York City (the "City"). The U.S. Congress passed emergency legislation which appropriates $40 billion for increased disaster assistance, increased security costs, rebuilding infrastructure systems and other public facilities, and disaster recovery and related activities, at least $20 billion of which is for disaster recovery activities and assistance in New York, Pennsylvania and Virginia. Congress has already appropriated over $10 billion toward this $20 billion commitment to recovery, and funding is currently available to reimburse localities for clean up costs, to reimburse hospitals for lost revenue, and to provide funding for job training activities and economic redevelopment.

Prior to the events of September 11, the national and local economic had been weakening, reflecting lower business investment, increased unemployment and, recently, a decline in consumer confidence. It is expected that the destruction of the World Trade Center will have an adverse impact on the City and its economy. Reduced economic activity is expected to lower corporate profits, increase job losses and reduce consumer spending, which reduced collections for several of the City's major economically sensitive tax revenues and negatively impacted tentative fiscal year 2003 property tax values for some parcels, especially in the downtown area. With the national economy beginning to recover from the recession, the prospects for the financial firms in the City are improving and a lift in the financial markets is expected..

The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable. In August 2000, Moody's upgraded approximately $26 billion of the City's general obligations from A3 to A2.

On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City's general obligation bonds have not been downgraded by Fitch IBCA.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (I.E., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

In June 2001, New York City issued a Four-Year Financial Plan that projected a balanced budget for fiscal year 2002 and budget gaps of $2.8 billion in fiscal year 2003, $2.6 billion in fiscal year 2004, and $2.2 billion in fiscal year 2005. In February 2002, the City released a modification to the June Financial Plan, which reflects changes since the June Financial Plan (as previously modified in December 2001) that decreased projected net revenues and increased projected net expenditures. Changes in projected revenues include a decline in projected net tax revenues of $792 million, $1.3 billion, $1.2 billion and $1.3 billion in fiscal years 2002 through 2005, respectively, reflecting primarily decreases in projected personal income, business and sales tax revenues as a result of the September 11th attack and the national recession. Changes in projected expenditures since the June Financial Plan include higher pension costs, resulting primarily from investment losses in fiscal year 2001, and an increase in labor costs to reflect the cost of wage increases for the uniformed forces coalition above the settlement with the union that represents most civilian employees.

Prior to the gap-closing program discussed below, the revenue and expenditure changes since the June Financial Plan resulted in projected budget gaps of $1.2 billion in fiscal year 2002, $4.8 billion in fiscal year 2003, $5 billion in fiscal year 2004, $5.4 billion in fiscal year 2005, and $5.6 billion in fiscal year 2006. The February Financial Plan sets forth gap-closing actions to eliminate the projected gaps for fiscal years 2002 and 2003, and to reduce the projected gaps for fiscal years 2004 through 2006 to $2.6 billion, $2.9 billion, and $3.1 billion, respectively. The gap-closing program includes resources from agency actions and actions anticipated to be taken by the federal and state governments, and the municipal unions. The budgets for fiscal year 2002 and 2003 also include nearly $2 billion in bond proceeds from the New York City Transitional Finance Authority to cover a portion of the costs and revenue losses related to the September 11th attack on the World Trade Center. The City's gap estimates do not make any provision for a potential shortfall in pension fund investment earnings in fiscal year 2002; wage increases for teachers, police officers and firefighters beyond those negotiated with the unions representing other civilian and uniformed employees; wage increases for any employees beyond the current round of collective bargaining; or a loss in business tax revenues due to recent federal tax benefits for businesses.

New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

The projections set forth in the City's Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City's capital financing capacity: (i) the State Legislature created the New York City Transitional Finance Authority ("TFA") in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions will provide sufficient financing capacity to continue its capital program through City fiscal year 2004-05.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

Each Fund's investment objective is not a fundamental policy and may be changed upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs. Shareholders of the Funds will receive 30 days prior written notice with respect to any change in the investment objective of the Fund.

RATING SERVICES. The ratings of Moody's and S&P represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to eliminate the obligation from its portfolio, but the Advisor will consider such an event in its determination of whether a Fund should continue to hold the obligation. A description of the ratings categories of Moody's and S&P is set forth in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The following investment restrictions have been adopted by the Trust with respect to each of the Funds as fundamental policies. Under the 1940 Act, a "fundamental" policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund which is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a shareholder meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares. Whenever a Fund is requested to vote on a change of its investment restrictions, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

TAX FREE MONEY INVESTMENT FUND

Under investment policies adopted by the Trust, on behalf of Tax Free Money Investment Fund, the Fund will:

         Under normal conditions, invest at least 80% of its assets in investments the income from which is exempt from federal taxes.

NY TAX FREE MONEY INVESTMENT FUND

Under investment policies adopted by the Trust, on behalf of NY Tax Free Money Investment Fund, the Fund will:

         Under normal conditions, invest at least 80% of it assets in investments the income from which is excluded from federal income taxes and exempt from New York State and City personal income taxes.

EACH FUND

Under investment policies adopted by the Trust, on behalf of each Fund, each Fund may not:

         1. Borrow money, except for temporary or emergency (not leveraging) purposes in an amount not exceeding 5% of the value of the Fund's total assets (including the amount borrowed), as the case may be, calculated in each case at market.

         2. Pledge, hypothecate, mortgage or otherwise encumber more than 5% of the total assets of the Fund, as the case may be, and only to secure borrowings for temporary or emergency purposes.

         3. Invest more than 5% of the total assets of the Fund, as the case may be, in any one issuer (other than U.S. Government Obligations) or purchase more than 10% of any class of securities of any one issuer; provided, however, that (i) up to 25% of the assets of the NY Tax Free Money Investment Fund may be invested in the assets of one issuer, and (ii) this restriction shall not preclude the purchase by the Tax Free Money Investment Fund of issues guaranteed by the U.S. government, its agencies or instrumentalities or backed by letters of credit or guarantees of one or more commercial banks or other financial institutions, even though any one such commercial bank or financial institution provides a letter of credit or guarantee with respect to securities which in the aggregate represent more than 5%, but not more than 10%, of the total assets of the Fund; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         4. Invest more than 25% of the total assets of the Fund in the securities of issuers in any single industry; provided that (i) this limitation shall not apply to the purchase of U.S. Government Obligations, (ii) with respect to the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund, this limitation shall not apply to the purchase of Municipal Obligations or letters of credit or guarantees of banks that support Municipal Obligations; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         5. Make short sales of securities, maintain a short position or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

         6. Underwrite the securities issued by others (except to the extent the Fund may be deemed to be an underwriter under the Federal securities laws in connection with the disposition of its portfolio securities) or knowingly purchase restricted securities, except that each Fund may bid, separately or as part of a group, for the purchase of Municipal Obligations directly from an issuer for its own portfolio in order to take advantage of any lower purchase price available. To the extent these securities are illiquid, they will be subject to the Fund's 10% limitation on investments in illiquid securities; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil, gas or mineral interests, but this shall not prevent the Fund from investing in obligations secured by real estate or interests therein.

         8. Make loans to others, except through the purchase of qualified debt obligations and the entry into repurchase agreements.

         9. Invest more than an aggregate of 10% of the net assets of the (taken, in each case, at current value) in (i) securities that cannot be readily resold to the public because of legal or contractual restrictions or because there are no market quotations readily available or (ii) other "illiquid" securities (including time deposits and repurchase agreements maturing in more than seven calendar days); PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         10. Purchase more than 10% of the voting securities of any issuer or invest in companies for the purpose of exercising control or management; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         11. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; PROVIDED, HOWEVER, that nothing in this investment restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

         12. Issue any senior securities, except insofar as it may be deemed to have issued a senior security by reason of (i) entering into a repurchase agreement or (ii) borrowing in accordance with terms described in the Prospectus and this SAI.

         13. Purchase or retain the securities of any issuer if any of the officers or trustees of the Fund or its investment advisor owns individually more than 1/2 of 1% of the securities of such issuer, and together such officers and directors own more than 5% of the securities of such issuer.

         14. Invest in warrants, except that the Fund may invest in warrants if, as a result, the investments (valued in each case at the lower of cost or market) would not exceed 5% of the value of the net assets of the Fund of which not more than 2% of the net assets of the Fund may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Fund as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

         15. Neither Fund will invest less than 80% of its net assets in Municipal Obligations under normal market conditions; PROVIDED, HOWEVER, that nothing in this restriction shall prevent the Trust from investing all or part of a Fund's assets in an open-end management investment company with the same investment objectives as such Fund.

ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies each Fund will not as a matter of operating policy (except that no operating policy shall prevent a Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

         (i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Fund's) total assets (taken at market), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its net assets;

         (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction;

         (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

         (iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;

         (v)      invest for the purpose of exercising control or management;

         (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; and, provided further, that the Fund shall not invest in any other open-end investment company unless the Fund (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy, each Fund will not invest in another open-end registered investment company);

         (vii) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (The Funds have no current intention to engage in short selling);

There will be no violation of any investment restrictions or policies (except with respect to fundamental investment restriction (1) above) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.

Each Fund will comply with the state securities laws and regulations of all states in which it is registered. Each Fund will comply with the permitted investments and investment limitations in the securities laws and regulations of all states in which the corresponding Fund is registered.

For purposes of diversification under the 1940 Act, identification of the "issuer" of a Municipal Obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision, and the obligation is backed only by the assets and revenues of the subdivision, the subdivision will be regarded as the sole issuer. Similarly, if a private activity bond is backed only by the assets and revenues of the nongovernmental user, the nongovernmental user will be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee or letter of credit will be considered a separate security issued by the government or entity and would be separately valued.

                               PORTFOLIO TURNOVER

Each Fund may attempt to increase yields by trading to take advantage of short-term market variations, which results in higher portfolio turnover. This policy does not result in higher brokerage commissions to the Funds, however, as the purchases and sales of portfolio securities are usually effected as principal transactions. The Funds' turnover rates are not expected to have a material effect on their income and have been and are expected to be zero for regulatory reporting purposes.

                                FUND TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by the Advisor, which also is responsible for placing these transactions, subject to the overall review of the Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by the Advisor and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Portfolios. When a Fund and one or more other Funds or accounts managed by the Advisor are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Purchases and sales of securities on behalf of the Funds usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government Obligations are generally purchased from underwriters or dealers, although certain newly issued U.S. Government Obligations may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere and principal transactions are not entered into with persons affiliated with the Funds except pursuant to exemptive rules or orders adopted by the Securities and Exchange Commission. Under rules adopted by the SEC, broker-dealers may not execute transactions on the floor of any national securities exchange for the accounts of affiliated persons, but may effect transactions by transmitting orders for execution.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, the Advisor seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Advisor will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisor is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage, but not research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund involved, the other Funds and/or other accounts over which the Advisor or its affiliates exercise investment discretion. The Advisor's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage services.

                                 NET ASSET VALUE

The net asset value ("NAV") per share of each Fund is calculated on each day on which the Fund is open (each such day being a "Valuation Day"). The NAV per share of each Fund (except the Cash Management Institutional and Treasury Money Institutional) is calculated twice on each Valuation Day as of 12:00 noon, Eastern time, and as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV of the Cash Management Institutional and Treasury Money Institutional is calculated on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (each time at which the NAV of a Fund is calculated is referred to herein as the "Valuation Time"). If the markets for the Funds' primary investments close early, the Funds will cease taking purchase orders at that time. The NAV per share of each Fund is computed by dividing the value of the Fund's assets (i.e., the value of its investment and other assets), less all liabilities, by the total number of its shares outstanding. Each Fund's NAV per share will normally be $1.00.

The valuation of each Fund's securities is based on their amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, generally without regard to the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.
The Funds' use of the amortized cost method of valuing their securities is permitted by a rule adopted by the SEC. Each Fund will also maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of two years or less and invest only in securities determined by or under the supervision of the Board of Trustees to be of high quality with minimal credit risks.

Pursuant to the rule, the Board of Trustees of each Fund also has established procedures designed to allow investors in the Fund, such as the Trust, to stabilize, to the extent reasonably possible, the investors' price per share as computed for the purpose of sales and redemptions at $1.00. These procedures include review of each Fund's holdings by the Fund's Board of Trustees, at such intervals as it deems appropriate, to determine whether the value of the Fund's assets calculated by using available market quotations or market equivalents deviates from such valuation based on amortized cost.

The rule also provides that the extent of any deviation between the value of each Fund's assets based on available market quotations or market equivalents and such valuation based on amortized cost must be examined by the Fund's Board of Trustees. In the event the Fund's Board of Trustees determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, pursuant to the rule, the respective Fund's Board of Trustees must cause the Fund to take such corrective action as such Board of Trustees regards as necessary and appropriate, including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or valuing the Fund's assets by using available market quotations.

Each investor in a Fund may add to or reduce its investment in the Fund on each day the Fund determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Fund will be determined by multiplying the net asset value of the Fund by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Fund. Any additions or withdrawals, which are to be effected as of the close of business on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in the Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Fund effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor's interest in the Fund as of the close of the following business day.

                       PURCHASE AND REDEMPTION INFORMATION

                               PURCHASE OF SHARES

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares may be available through Investment Professionals, such as broker/dealers and investment advisors (including Service Agents).

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the "Transfer Agent"), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. If the purchase order is received by the Service Agent and transmitted to the Transfer Agent after 12:00 noon (Eastern time) and prior to the close of the NYSE, the shareholder will receive the dividend declared on the following day even if Deutsche Bank Trust Company Americas ('DBT Co.') (formerly known as 'Bankers Trust Company'), as the BT Investment Funds' custodian (the "Custodian"), receives federal funds on that day. If the purchase order is received prior to 12:00 noon, the shareholder will receive that Valuation Day's dividend. BT Investment Funds and Transfer Agent reserve the right to reject any purchase order. If the market for the primary investments in a Fund closes early, the Fund will cease taking purchase orders at that time.

Each Trust accepts purchase orders for shares of each Fund at the NAV per share next determined on each Valuation Day. The minimum initial and subsequent investment amounts are set forth below. The minimum initial investment in each Fund may be allocated in amounts not less than $100,000 per fund in certain funds in the Deutsche Asset Management Family of Funds. Service Agents may impose initial and subsequent investment minimums that differ from these amounts. Shares of the Fund may be purchased in only those states where they may be lawfully sold.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to the Custodian purchase payments by the following business day (trade date + 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If you have money invested in a Deutsche Asset Management fund, you can:

o Mail an account application with a check,

o Wire money into your account,

o Open an account by exchanging from another Deutsche Asset Management fund, or

o Contact your Service Agent or Investment Professional.

                              REDEMPTION OF SHARES

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

The Fund may accept purchase or sale orders when the New York Stock Exchange is closed in certain limited circumstances, such as in response to an unexpected situation that causes the New York Stock Exchange to be closed, if the 'Fed wire' is open, the primary trading markets for the Fund's portfolio instruments are open and the Fund's management believes there is adequate liquidity.

The Trust may suspend the right of redemption or postpone the date of payment for shares of the Fund during any period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

To sell shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the Deutsche Asset Management Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the Deutsche Asset Management Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

Certain requests must include a signature guarantee to protect you and the Transfer Agent from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o Your account registration has changed within the last 30 days,

o The check is being mailed to a different address than the one on your account (record address),

o The check is being made payable to someone other than the account owner,

o The redemption proceeds are being transferred to a Deutsche Asset Management account with a different registration, or

o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Each Fund reserves the right to redeem all of its shares, if the Board of Trustees votes to liquidate the Fund.

                       MANAGEMENT OF THE TRUSTS AND FUNDS

The Trusts and the Funds are governed by their respective Boards of Trustees which are responsible for protecting the interests of investors. By virtue of the responsibilities assumed by DeAM, Inc., the Advisor and by Investment Company Capital Corp. ('ICCC'), the administrator of the Trusts and the Funds, neither the Trusts nor the Funds require employees other than their executive officers. None of the executive officers of the Trusts or the Funds devotes full time to the affairs of the Trusts or the Funds.

A majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of each Trust or Fund, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of such Trust and Fund.

Each Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.

The Trustees and officers of the Trusts and Funds their birthdates, their principal occupations during the past five years, and addresses are set forth below. Their titles may have varied during that period.

                       TRUSTEES OF THE TRUST AND PORTFOLIO

------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION     BUSINESS EXPERIENCE AND DIRECTORSHIPS                         IN THE FUND
       WITH EACH TRUST                    DURING THE PAST 5 YEARS                            COMPLEX OVERSEEN BY
                                                                                                  TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------
Charles P. Biggar              Retired (since 1987); formerly Vice President,                      27
10/13/30                       International Business Machines ('IBM') (1975-1978) and
Trustee BT Investment Funds    President, National Services and the Field Engineering
since 1999.                    Divisions of IBM (1976-1987).
------------------------------------------------------------------------------------------------------------------
S. Leland Dill                 Trustee, Phoenix Zweig Series Trust (since September                27
3/28/30                        1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds    (since May 1998); Retired (since 1986); formerly
since 1986.                    Partner, KPMG Peat Marwick (June 1956-June 1986);
                               Director, Vintners International Company Inc. (June
                               1989-May 1992); Director, Coutts (USA) International
                               (January 1992-March 2000); Director, Coutts Trust
                               Holdings Ltd., Director, Coutts Group (March 1991-March
                               1999); General Partner, Pemco (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------------
Martin J. Gruber               Nomura Professor of Finance, Leonard N. Stern School of             27
7/15/37                        Business, New York University (since 1964); Trustee,
Trustee BT Investment Funds    CREF (since 2000); Director, S.G. Cowen Mutual Funds
since 1999.                    (since 1985); Director, Japan Equity Fund, Inc. (since
                               1992); Director, Thai Capital Fund, Inc. (since 2000);
                               Director, Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------------------------------
Richard J. Herring             Jacob Safra Professor of International Banking and                  27
2/18/46                        Professor, Finance Department, The Wharton School,
Trustee BT Investment Funds    University of Pennsylvania (since 1972); Director,
since 1999.                    Lauder Institute of International Management Studies
                               (since 2000); Co-Director, Wharton Financial
                               Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------------
Bruce E. Langton               Formerly Assistant Treasurer of IBM Corporation (until              27
5/10/31                        1986); Trustee and Member, Investment Operations
Trustee BT Investment Funds    Committee, Allmerica Financial Mutual Funds (1992 to
since 1999.                    2001); Member, Investment Committee, Unilever US
                               Pension and Thrift Plans (1989 to 2001)2; Retired
                               (since 1987); Director, TWA Pilots Directed
                               Account Plan and 401(k) Plan (1988 to 2000).
------------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.           Principal, Philip Saunders Associates (Economic and                 27
10/11/35                       Financial Consulting) (since 1998); former Director,
Trustee BT Investment Funds    Financial Industry Consulting, Wolf & Company
since 1986.                    (1987-1988); President, John Hancock Home Mortgage
                               Corporation (1984-1986); Senior Vice President of
                               Treasury and Financial Services, John Hancock Mutual
                               Life Insurance Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------------------------
Harry Van Benschoten           Retired (since 1987); Corporate Vice President, Newmont             27
2/18/28                        Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment Funds    Life Insurance Corporation of New York (since 1987).
since 1999.
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------
Richard T. Hale 3              Managing Director, Deutsche Banc Alex. Brown Inc.                   27
7/17/45                        (formerly DB Alex. Brown LLC) and Deutsche Asset
Trustee BT Investment Funds    Management Americas (1999 to present); Director and
since 1999.                    President, Investment Company Capital Corp. (registered
                               investment advisor) (1996 to present).
                               Director/Trustee and President, Deutsche Asset
                               Management Mutual Funds (1989 to present); Director,
                               Deutsche Global Funds, Ltd. (2000 to present);
                               Director, CABEI Fund (2000 to present); Director, North
                               American Income Fund (2000 to present); Vice President,
                               Deutsche Asset Management, Inc. (2000 to present).
                               Chartered Financial Analyst.  Formerly, Director, ISI
                               Family of Funds.
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF FUNDS
NAME, BIRTH DATE AND POSITION     BUSINESS EXPERIENCE AND DIRECTORSHIPS                         IN THE FUND
       WITH EACH TRUST                    DURING THE PAST 5 YEARS                            COMPLEX OVERSEEN BY
                                                                                                  TRUSTEE 1
------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------
Richard T. Hale                See information provided under Interested Trustees.
President
------------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Director, Deutsche Asset Management (1999 to present).
3/27/54                        Formerly, Principal, BT Alex. Brown Incorporated,
Vice President/                (Deutsche Banc Alex. Brown Inc.), 1998-1999; Assistant
Secretary                      General Counsel, United States Securities and Exchange
                               Commission, 1993-1998.
------------------------------------------------------------------------------------------------------------------
Charles A. Rizzo               Director, Deutsche Asset Management (April 2000 to
8/5/57                         present); Certified Public Accountant; Certified
Treasurer                      Management Accountant.  Formerly, Vice President and
                               Department Head, BT Alex. Brown Incorporated (Deutsche
                               Banc Alex. Brown Inc.), 1998-1999; Senior Manager,
                               Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                               1993-1998.
------------------------------------------------------------------------------------------------------------------
Amy Olmert                     Director, Deutsche Asset Management (formerly BT. Alex.
5/14/63                        Brown Inc.) ;(January 1999 to present); Certified
Assistant Secretary            Public Accountant (1989 to present).  Formerly, Vice
                               President, BT Alex. Brown Incorporated, (Deutsche Banc
                               Alex. Brown Inc.), (1997-1999); Senior Manager
                               (1992-1997), Coopers & Lybrand L.L.P.
                               (PricewaterhouseCoopers LLP), (1988-1992).
------------------------------------------------------------------------------------------------------------------

1. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the "Fund Complex") is 71.

2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

3. Mr. Hale is a trustees who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

TRUSTEE OWNERSHIP IN THE FUNDS

--------------------------------------------------------------------------------------------------------
                                                                         AGGREGATE DOLLAR RANGE OF
                                                                     OWNERSHIP AS OF DECEMBER 31, 2001
                                                                     IN ALL FUNDS OVERSEEN BY DIRECTOR
                                     DOLLAR RANGE OF  BENEFICIAL            IN THE FUND COMPLEX 2
TRUSTEE                              OWNERSHIP IN THE FUNDS 1
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------
Charles P. Biggar                    None                            None
--------------------------------------------------------------------------------------------------------
S. Leland Dill                       None                            $50,001-$100,000
--------------------------------------------------------------------------------------------------------
Martin J. Gruber                     None                            None
--------------------------------------------------------------------------------------------------------
Richard J. Herring                   None                            $50,001-$100,000
--------------------------------------------------------------------------------------------------------
Bruce E. Langton                     None                            Over $100,000
--------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 None                            $10,001-$50,000
--------------------------------------------------------------------------------------------------------
Harry Van Benschoten                 None                            None
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------
Richard T. Hale                      None                            Over $100,000
--------------------------------------------------------------------------------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

2. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000,
over $100,001. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund(s) and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Trustee                         Trustee                Company         Class       Basis

------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Charles P. Biggar               N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
S. Leland Dill                  N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Martin J. Gruber                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Richard J. Herring              N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Bruce E. Langton                N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Philip Saunders, Jr.            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
------------------------------- ---------------------- --------------- ----------- -------------- ---------------
Harry Van Benschoten            N/A                                                None
------------------------------- ---------------------- --------------- ----------- -------------- ---------------

                           TRUSTEE COMPENSATION TABLE

------------------------------- -------------------- -------------------- -------------------------
TRUSTEE                         Aggregate            Aggregate            Total Compensation from
                                Compensation         Compensation
                                from BT Investment   From the Funds and
                                Funds*               Portfolios**         Fund Complex***
------------------------------- -------------------- -------------------- -------------------------
Charles P. Biggar               $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
S. Leland Dill                  $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
Martin Gruber                   $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
Richard J. Herring              $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
Bruce E. Langton                $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
Philip Saunders, Jr.            $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------
------------------------------- -------------------- -------------------- -------------------------
Harry Van Benschoten            $17,812              $723                 $62,000
------------------------------- -------------------- -------------------- -------------------------

* The information provided is for the BT Investment Funds, which is comprised of 13 funds, for the year ended December 31, 2001.

** The information provided is for Tax Free Money Portfolio and NY Tax Free Money Portfolio, which paid compensation to the Trustees for the 2001 fiscal year from January 1, 2001 until the Portfolios closed on April 27, 2001.

*** Aggregated information is furnished for the Deutsche Asset Management Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

The Advisor and the Administrator reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Advisor" and "Administrator" below.

As of April 9, 2002 the Trustees and officers of the Trust and the Portfolios owned in the aggregate less than 1% of the shares of any Fund or of the Trust (all series taken together).

As of April 9, 2002, the following shareholders of record owned 5% or more of the outstanding shares of Tax Free Money Investment: Private Bank Sweep, Custody Attn. Linda Anderson, 280 Park Avenue - 22 West, New York, NY 10017-1216 (63.42%); Private Bank Sweep, Investment Advisory Linda Anderson, 280 Park Avenue - 22 West, New York, NY 10017-1216 (26.63%).

As of April 9, 2002 the following shareholders of record owned 5% or more of the outstanding shares of NY Tax Free Money Investment: Private Bank Sweep, Custody, Attn. Linda Anderson, 1 BT Plaza, 17th Floor, New York, NY 10015 (44.41%); Private Bank Sweep, Investment Advisory, 1 BT Plaza - 17th Floor, New York, NY 10015 Attn. Linda Anderson (29.45%); Jerome Wiesenthal and Solomon P. Friedman TR Florence Kahn Weinberg Inter Vivos C/O Moses & Singer LLP, 1301 Avenue of the Americas, New York, NY 10019-6022 (5.29%).

                                 CODE OF ETHICS

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Funds' Code of Ethics permits Fund personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading "blackout periods" that prohibit trading by personnel within periods of trading by the Fund in the same security. The Funds' Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

Each Fund's advisor, DeAM, Inc., has also adopted a Code of Ethics. The Code of Ethics allows personnel to invest in securities for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including "blackout periods" and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to U.S. public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, has adopted a Code of Ethics applicable to ICC Distributor's distribution services to registered investment companies such as the Funds. The distributor's Code of Ethics prohibits access persons and investment personnel from executing personal trades on a day during which the individual knows or should have known that a Fund has a pending "buy" or "sell" order in the same security, subject to certain exceptions. In addition, investment personnel are prohibited from executing personal trades during a "blackout" period" surrounding trades by funds for which such investment personnel made investment recommendations, subject to certain exceptions. The distributor's Code of Ethics also requires investment personnel to obtain pre-clearance for purchases of securities in an initial public offering or private placement.

                               INVESTMENT ADVISOR

DeAM, Inc. (or, the 'Advisor') serves as the Funds' investment advisor. Prior to April 30, 2001, Deutsche Bank Trust Company Americas ('DBT Co.'), formerly Bankers Trust Company, served as the Funds' investment advisor. DeAM, Inc. is a wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank is a banking company with limited liability organized under the laws of the Federal Republic of Germany. Deutsche Bank is the parent company of a group of a group consisting of banks, capital markets companies, fund management companies, mortgage banks, a property finance company, installments financing and leasing companies, insurance companies, research and consultancy companies and other domestic and foreign companies.

DeAM, Inc., or its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of each Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. DeAM, Inc. has informed each Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for each Fund, DeAM, Inc. will not inquire or take into consideration whether an issuer of securities proposed for purchase of sale by each Fund is a customer of DeAM, Inc., its parent or its subsidiaries or affiliates. Also, in dealing with its customers, DeAM, Inc., its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by DeAM, Inc. or any such affiliate

DeAM, Inc., subject to the supervision and direction of the Board of Trustees of the Funds, manages the Funds in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. DeAM, Inc. may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment advisor. All orders for investment transactions on behalf of the Fund are placed by DeAM, Inc. with brokers, dealers and other financial intermediaries that it selects, including those affiliated with DeAM, Inc. A DeAM, Inc. affiliate will be used in connection with a purchase or sale of an investment for the Fund only if DeAM, Inc. believes that the affiliate's charge for transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which DeAM, Inc. or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of DeAM, Inc. Under the Advisory Agreement, DeAM, Inc. receives a fee from each Fund computed daily and paid monthly, at the annual rate of 0.15% of each Fund's average daily net assets.

For the period April 27, 2001 through December 31, 2001, DeAM, Inc. earned $68,089 as compensation for investment advisory services provided to the Tax Free Money Fund. During the same period DeAM, Inc. reimbursed $25,141 to the Fund to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $92,853 as compensation for investment advisory services provided to the Tax Free Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $233,528 and $219,330, respectively, as compensation for investment advisory services provided to Tax Free Money Portfolio. During the same periods, DBT Co. reimbursed $43,075, $29,126 and $28,298, respectively, to Tax Free Money Portfolio to cover expenses.

For the period April 27, 2001 through December 31, 2001, DeAM, Inc. earned $61,617 as compensation for investment advisory services provided to the NY Tax Free Money Fund. During the same period DeAM, Inc. reimbursed $717 to the Fund to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $56,857 as compensation for investment advisory services provided to the NY Tax Free Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $131,586 and $127,794, respectively, as compensation for investment advisory services provided to NY Tax Free Money Portfolio. During the same periods, DBT Co. reimbursed $39,288, $44,229 and $34,455, respectively, to NY Tax Free Money Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of DeAM, Inc.'s investment advisory and Investment Company Capital Corp.'s administration and services fees, including waivers thereof. The Advisor and Administrator may not recoup any of their waived investment advisory or administration and services fees.

ADVISORY CONTRACT APPROVAL

         The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Funds' Board of Directors or by a majority of the outstanding voting securities of the Funds, and in either event, by a majority of the Independent Directors of the Funds' Board who have no direct or indirect financial interest in such agreements, with such Independent Directors casting votes in person at a meeting called for such purpose, (as defined under "Capital Stock"). In approving the continuation of the Funds' investment advisory agreement, the Board, including the Independent Directors, carefully considered (1) the nature and quality of services to be provided to each Fund; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with each Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Funds and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Funds. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of each Fund and its shareholders. Each Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  ADMINISTRATOR

Investment Company Capital Corp ('ICCC' or the 'Administrator') serves as the administrator to the Funds. Prior to July 1, 2002, DBT Co. served as the administrator to the Funds. Under its Administration and Services Agreements with the Trusts, the Administrator calculates the net asset value of the Funds and generally assists the Board of Trustees of the Trusts in all aspects of the administration and operation of the Trusts. The Administration and Services Agreements provides for each Trust to pay the Administrator a fee, computed daily and paid monthly, equal on an annual basis to 0.60% of the average daily net assets of Tax Free Money Investment Fund and NY Tax Free Money Investment Fund.

Under the Administration and Services Agreements, ICCC is obligated on a continuous basis to provide such administrative services as the respective Board of Trustees of the Trust and each Fund reasonably deems necessary for the proper administration of the Trust and each Fund. ICCC will generally assist in all aspects of the Funds' operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents of the Trust or the Funds), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Trust's and each Fund's Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate the net asset value, net income and realized capital gains or losses of the Trust; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others retained to supply services.

For the period July 1, 2001 through December 31, 2001, ICCC earned $433,678 as compensation for administrative and other services provided to the Tax Free Money Fund and reimbursed $14,360 to the Tax Free Money Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $543,261 as compensation for administrative and other services provided to the Tax Free Money Fund. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $854,530 and 802,566, respectively, as compensation for administrative and other services provided to the Tax Free Money Fund and reimbursed $53,856, $78,276 and $42,550, respectively, to the Tax Free Money Fund to cover expenses.

For the period July 1, 2001 through December 31, 2001, ICCC earned $335,263 as compensation for administrative and other services provided to the NY Tax Free Money Fund and reimbursed $0 to the NY Tax Free Money Fund to cover expenses.

For the period January 1, 2001 through June 30, 2001, DBT Co. earned $340,475 as compensation for administrative and other services provided to the NY Tax Free Money Fund. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $481,410 and $472,960, respectively, as compensation for administrative and other services provided to the NY Tax Free Money Fund and reimbursed $46,163 $54,677 and $44,277, respectively, to the NY Tax Free Money Fund to cover expenses.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $370,768 as compensation for administrative and other services provided to the Tax Free Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $77,843 and $78,598, respectively, as compensation for administrative and other services provided to Tax Free Money Portfolio.

For the period January 1, 2001 through April 26, 2001, DBT Co. earned $226,365 as compensation for administrative and other services provided to the NY Tax Free Money Portfolio. For the fiscal years ended December 31, 2000 and 1999, DBT Co. earned $43,862 and $47,758, respectively, as compensation for administrative and other services provided to the NY Tax Free Money Portfolio.

                                   DISTRIBUTOR

ICC Distributors is the principal distributor for shares of the Fund. ICC Distributors is a registered broker/dealer and is unaffiliated with The Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101.

                                  SERVICE AGENT

The Fund compensates service agents ('Service Agent', which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Funds) whose customers invest in shares of the Funds for providing certain personal, account administration and/or shareholder liason services. ICCC acts as a service agent pursuant to its Administration and Services Agreements with the Trusts and receives no additional compensation from the Funds for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by ICCC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreements with ICCC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                          CUSTODIAN AND TRANSFER AGENT

DBT Co., 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian for the Trust. As Custodian, it holds the Funds' assets. DBT Co. will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

ICCC, One South Street, Baltimore, Maryland, 21202, serves as transfer agent of the Trust pursuant to a transfer agency agreement. Under its transfer agency agreement with the Trust, ICCC maintains the shareholder account records for the Funds, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Funds for its out-of-pocket expenses.

                                    EXPENSES

Each Fund bears its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by the Advisor or ICC Distributors, including administration and services fees, fees for necessary professional services, amortization of organizational expenses and costs associated with regulatory compliance and maintaining legal existence and shareholder relations.

                       COUNSEL AND INDEPENDENT ACCOUNTANTS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Trust and from time to time provides certain legal services to The Advisor and the Administrator. PricewaterhouseCoopers LLP, 250
W. Pratt Street, Baltimore, Maryland 21201 has been selected as Independent Accountants for the Trust.

                           ORGANIZATION OF THE TRUSTS

The Trust was organized on July 21, 1986 under the laws of the Commonwealth of Massachusetts. Each Fund is a mutual fund: an investment that pools shareholders' money and invests it toward a specified goal. Each Fund is a separate series of the respective Trust. Each Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The interests in each Fund are divided into separate series, no series of which has any preference over any other series. The shares of each series participate equally in the earnings, dividends and assets of the particular series. The shares of the other series of the Trust are offered through separate prospectuses and statements of additional information. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in a series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of such Trust and requires that notice of this disclaimer be given in the agreement, obligation or instrument entered into or executed by a Trust or a Trustee. The Declaration of Trust provides for indemnification from such Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of shareholders incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees without a meeting. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of a Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of such Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

Shares of the Trusts do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees. Upon liquidation of a Fund, shareholders of that Fund would be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

Each series in a Trust will not be involved in any vote involving a Portfolio in which it does not invest its assets. Shareholders of all of the series of a Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

The series of each Portfolio will vote separately or together in the same manner as the series of the Trust. Under certain circumstances, the investors in one or more series could control the outcome of these votes.

Whenever a Trust is requested to vote on a matter pertaining to a Portfolio, the Trust will vote its shares without a meeting of shareholders of the corresponding Fund if the proposal is one, if which made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, a Trust will hold a meeting of shareholders of the Fund and, at the meeting of investors in the Portfolio, the Trust will cast all of its votes in the same proportion as the votes all its shares at the Portfolio meeting, other investors with a greater pro rata ownership of the Portfolio could have effective voting control of the operations of the Portfolio.

As of April 9, 2002, the following shareholders of record owned 25% or more of the voting securities of the Tax Free Money Investment and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody, Attn. Linda Anderson, New York, NY (63.42%); Private Bank Sweep, Investment Advisory, Attn. Linda Anderson, New York, NY (26.63%).

As of April 9, 2002, the following shareholders of record owned 25% or more of the voting securities of the NY Tax Free Money Investment, and, therefore, may, for certain purposes, be deemed to control and be able to affect the outcome of certain matters presented for a vote of its shareholders: Private Bank Sweep, Custody, Attn. Linda Anderson, New York, NY (44.41%); Private Bank Sweep, Investment Advisory, 1 BT Plaza - 17th Floor, New York, NY 10015 Attn. Linda Anderson (29.45%).

BT Investment Funds was organized under the name BT Tax-Free Investment Trust and assumed its current name on May 16, 1988.

                               DIVIDENDS AND TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations.

                                    DIVIDENDS

Each Fund declares dividends from its net income daily and pays the dividends monthly. Each Fund reserves the right to include realized short-term gains, if any, in such daily dividends. Distributions of each Fund's net realized long-term capital gains, if any, and any undistributed net realized short-term capital gains are normally declared and paid annually at the end of the fiscal year in which they were earned to the extent they are not offset by any capital loss carryforwards. Unless a shareholder instructs a Trust to pay dividends or capital gains distributions in cash, dividends and distributions will automatically be reinvested at NAV in additional shares of the Fund that paid the dividend or distribution.

                   TAXATION OF THE FUNDS AND THEIR INVESTMENTS

Each Fund intends to continue to qualify as a separate regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Provided that each Fund is a regulated investment company, each Fund will not be liable for Federal income taxes to the extent all of its taxable net investment income and net realized long-and short-term capital gains, if any, are distributed to its shareholders. Although the Trusts expect the Funds to be relieved of all or substantially all Federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located or in which they are otherwise deemed to be conducting business, that portion of a Fund's income which is treated as earned in any such state or locality could be subject to state and local tax. Any such taxes paid by a Fund would reduce the amount of income and gains available for distribution to its shareholders.

If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

The Funds are not subject to the Federal income taxation. Instead investors investing in a Fund must take into account, in computing their Federal income tax liability, their share of the Fund's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Fund. Each Fund determines its net income and realized capital gains, if any, on each Valuation Day and allocates all such income and gain pro rata among investors in that Fund at the time of such determination.

                            TAXATION OF SHAREHOLDERS

As described above: (i) the Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and (ii) the NY Tax Free Money Investment is designed to provide investors with current income excluded from gross income for Federal income tax purposes and exempt from New York State and New York City personal income taxes. The Funds are not intended to constitute balanced investment programs and are not designed for investors seeking capital gains, maximum income or maximum tax-exempt income irrespective of fluctuations in principal. Investment in the Tax Free Money Fund or the NY Tax Free Money Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts since such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Distributions of net realized long-term capital gains ("capital gain dividends"), if any, will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held Fund shares, and will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders after the close of the Fund's prior taxable year. Dividends paid by the Fund from its taxable net investment income and distributions by the Fund of its net realized short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares of the Fund. Each Fund's dividends and distributions will not qualify for the dividends-received deduction for corporations.

Shareholders should consult their tax advisors to assess the consequences of investing in a Fund under state and local laws and to determine whether dividends paid by a Fund that represent interest derived from U.S. Government Obligations are exempt from any applicable state or local income taxes.

Exempt-interest dividends may be excluded by shareholders of a Fund from their gross income for federal income tax purposes. Because the Tax Free Money Investment and the NY Tax Free Money Investment will distribute exempt-interest dividends, all or a portion of any interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds will not be deductible for Federal income and New York State and New York City personal income tax purposes. In addition, the Code may require a shareholder of these Funds, if he receives exempt-interest dividends, to treat as taxable income a portion of certain otherwise nontaxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by one of these Funds which represents income from private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds, or a "related person" thereof. Moreover, as noted in the Prospectus for these Funds, some or all of a Fund's dividends and distributions may be specific preference items, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of Fund dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and a Subchapter S corporate shareholder's Federal "excess net passive income" tax liability. Shareholders should consult their own tax advisors as to whether they are (i) "substantial users" with respect to a facility or "related" to such users within the meaning of the Code and (ii) subject to a Federal alternative minimum tax, the Federal "branch profits" tax or the Federal "excess net passive income" tax.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to "backup withholding," then the shareholder may be subject to a backup withholding tax at the current rate with respect to any taxable dividends and distributions. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

Statements as to the tax status of each shareholder's dividends and distributions, if any, are mailed annually. Each shareholder will also receive, if appropriate, various written notices after the end of a Fund's prior taxable year as to the federal income tax status of his or her dividends and distributions which were received from that Fund during that year. Each Tax Free Money Investment and NY Tax Free Money Investment shareholder will receive after the close of the calendar year an annual statement as to the Federal income (and, in the case of the NY Tax Free Money Investment, New York State and City) personal income tax status of his dividends and distributions from the Fund for the prior calendar year. These statements will also designate the amount of exempt-interest dividends that is a specific preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded from Federal income taxation or exempt from New York State and City personal income taxation, and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent that the Funds earn taxable net investment income, each of the Funds intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day. Therefore, the percentage of each day's dividend designated as taxable, if any, may vary from day to day.

                             PERFORMANCE INFORMATION

From time to time, the Trust may advertise "current yield," "effective yield" and/or "tax equivalent yield" for a Fund. All yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized;" that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. The "tax equivalent yield" demonstrates the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax free yield. It is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. The Trust may include this information in sales material and advertisements for a Fund.

Yield is a function of the quality, composition and maturity of the securities held by the corresponding Fund and operating expenses of a Fund. In particular, a Fund's yield will rise and fall with short-term interest rates, which can change frequently and sharply. In periods of rising interest rates, the yield of a Fund will tend to be somewhat lower than the prevailing market rates, and in periods of declining interest rates, the yield will tend to be somewhat higher. In addition, when interest rates are rising, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested by the Fund in instruments producing higher yields than the balance of that Fund's securities, thereby increasing the current yield of the Fund. In periods of falling interest rates, the opposite can be expected to occur. Accordingly, yields will fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of a Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments, or other investment companies that may use a different method of calculating yield. Any fees charged by Service Agents for processing purchase and/or redemption transactions will effectively reduce the yield for those shareholders.

From time to time, advertisements or reports to shareholders may compare the yield of a Fund to that of other mutual funds with similar investment objectives or to that of a particular index. The yield of the Tax Free Money Investment Fund and the NY Tax Free Money Investment Fund might be compared with IBC State Specific All Tax Free Money Investment Average and IBC Stockbroker and General Purpose All Tax Free Money Investment Fund Average, which are averages compiled by IBC Money Fund Report, a widely recognized, independent publication that monitors the performance of money market mutual funds. Similarly, the yield of a Fund might be compared with rankings prepared by Micropal Limited and/or Lipper Analytical Services, Inc., which are widely recognized, independent services that monitor the investment performance of mutual funds. The yield of a Fund might also be compared without the average yield reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan areas. Shareholders may make inquiries regarding the Funds, including current yield quotations and performance information, by contacting any Service Agent.

Shareholders will receive financial reports semi-annually that include listings of investment securities held by a Fund at those dates. Annual reports are audited by independent accountants.

From time to time a Fund may quote its performance in terms of "current yield," "effective yield" or "tax equivalent yield" in reports or other communications to shareholders or in advertising material.

The effective yield is an annualized yield based on a compounding of the unannualized base period return. These yields are each computed in accordance with a standard method prescribed by the rules of the SEC, by first determining the "net change in account value" for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized "base period return" equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value. The tax equivalent yields of the Tax Free Money Investment and the NY Tax Free Money Investment are computed by dividing the portion of a Fund's yield which is tax exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax exempt.

The yields are then calculated as follows:

Base Period Return         =            NET CHANGE IN ACCOUNT VALUE
                                        Beginning Account Value

Current Yield              =            Base Period Return x 365/7

Effective Yield            =            [(1 + Base Period Return)365/7] - 1

Tax Equivalent Yield       =            CURRENT YIELD
                                        -------------
                                        (1 - Tax Rate)

The following table sets forth various measures of the performance for the Funds for the seven days ended December 31, 2001.



                            TAX FREE MONEY     NY TAX FREE MONEY
                             INVESTMENT *        INVESTMENT **

Current Yield                   0.99%                0.98%
Effective Yield                 0.99%                0.98%
Tax Equivalent Yield            1.77%                1.61%

---------------------------
*     Assumes a maximum Federal rate of 39.6%.
** Assumes a maximum combined Federal, New York State and New York City tax rate of 44%

                              FINANCIAL STATEMENTS

The financial statements for the Funds and the Portfolios for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Funds' Annual Report dated December 31, 2001. A copy of the Funds' Annual Report may be obtained without charge by contacting the Deutsche Asset Management Service Center at 1-800-730-1313.

                                    APPENDIX

DESCRIPTION OF RATINGS

DESCRIPTION OF S&P CORPORATE BOND RATINGS:
AAA - Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF FITCH IBCA, INC. ("FITCH") CORPORATE BOND RATINGS:
AAA--Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.

AA--Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien f in many cases directly following an AAA security f or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.

DESCRIPTION OF DUFF & PHELPS' CORPORATE BOND RATINGS:
AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury Funds.

AA+, AA, AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:
AAA--Prime--These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds--In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds--Debt service coverage has been, and is expected to remain, substantial; stability of the pledged revenues is also exceptionally strong due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA--High Grade--The investment characteristics of bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated AA have the second strongest capacity for payment of debt service.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the AAA rating category.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:
Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's may apply the numerical modifier 1 in each generic rating classification from Aa through B. The modifier 1 indicates that the security within its generic rating classification possesses the strongest investment attributes.

DESCRIPTION OF S&P MUNICIPAL NOTE RATINGS:
Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1 or SP-2) to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of SP-1+. Notes rated SP-2 have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF MOODY'S MUNICIPAL NOTE RATINGS:
Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's Investment Grade (VMIG). This distinction recognizes the differences between short-term credit risk and long-term risk. Loans bearing the designation MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG-1/VMIG-2 are of high quality, with ample margins of protection, although not as large as the preceding group.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS:
Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:
The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations.

DESCRIPTION OF FITCH COMMERCIAL PAPER RATINGS:
F1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issue.

DESCRIPTION OF DUFF & PHELPS' COMMERCIAL PAPER RATINGS:
Duff 1+--Highest certainty of timely payment. Short term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk free U.S. Treasury short term obligations.

Duff 1--Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

DESCRIPTION OF THOMPSON BANK WATCH SHORT-TERM RATINGS:
T-1--The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

T-2--The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

T-3--The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

T-4--The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF THOMPSON BANKWATCH LONG-TERM RATINGS:
AAA--The highest category; indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA--The second-highest category; indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A--The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "a" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB--The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE
(ISSUES REGARDED AS HAVING SPECULATIVE CHARACTERISTICS IN THE LIKELIHOOD OF TIMELY REPAYMENT OF PRINCIPAL AND INTEREST.)

BB--While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B--Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse development could well negatively affect the payment of interest and principal on a timely basis.

CCC--Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC--"CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D--Default

These long-term debt ratings can also be applied to local currency debt. In such cases the ratings defined above will be preceded by the designation "local currency".

RATINGS IN THE LONG-TERM DEBT CATEGORIES MAY INCLUDE A PLUS (+) OR MINUS (-) DESIGNATION, WHICH INDICATES WHERE WITHIN THE RESPECTIVE CATEGORY THE ISSUE IS PLACED.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002

INVESTMENT ADVISOR OF THE FUNDS
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY  10017

DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME 04101

CUSTODIAN
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, NJ 07311

ADMINISTRATOR AND TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21201

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
250 West Pratt Street
Baltimore, MD  21201

COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY 10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip# 055922306
         055922207
COMBMONSAI  (4/02)

                                             STATEMENT OF ADDITIONAL INFORMATION

                                                                  APRIL 30, 2002


BT INVESTMENT FUNDS


Quantitative Equity Fund -- Investment Class
Quantitative Equity Fund -- Institutional Class

BT Investment Funds (the 'Trust') is an open-end management investment company comprised of several funds. Quantitative Equity Fund (the 'Fund') is a separate series of the Trust and offers two classes of shares. The Investment Class shares and Institutional Class shares (individually and collectively referred to as 'shares' as the context may require) of the Fund are described in this Statement of Additional Information.

The Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Quantitative Equity Portfolio (the 'Portfolio'), an open-end management investment company having the same investment objective as the Fund.

The Fund's Prospectuses dated April 30, 2002, provides the basic information investors should know before investing. This Statement of Additional Information ('SAI'), which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Fund's Prospectuses. You may request a copy of a Prospectus or an additional copy of this SAI free of charge by calling the Deutsche Asset Management Service Center at 1-800-730-1313 or by contacting your Service Agent. Capitalized terms not otherwise defined in this SAI have the meanings accorded to them in the Fund's Prospectuses. The audited financial statements for the Fund for the fiscal year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders for the Fund dated December 31, 2001. A copy of the Fund's Annual Report may be obtained without charge by calling the Fund at 1-800-730-1313.

                                TABLE OF CONTENTS
                                                                           PAGE


INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS................................1
   Investment Objective........................................................1
   Investment Policies.........................................................1
   Index Futures Contracts and Options on Index Futures........................9
   Investment Restrictions....................................................19
   Portfolio Transactions and Brokerage Commissions...........................22
PERFORMANCE INFORMATION.......................................................24
   Standard Performance Information...........................................19
   Comparison of Fund Performance.............................................26
   Economic and Market Information............................................32
VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND....................32
   Valuation of Securities....................................................32
   Purchase of Shares.........................................................33
   Redemption of Shares.......................................................34
   Redemptions and Purchases in Kind..........................................34
   Trading in Foreign Securities..............................................36
MANAGEMENT OF THE TRUST AND THE PORTFOLIO.....................................36
   Trustees and Officers......................................................43
   Trustee Ownership in the Funds.............................................36
   Ownership in Securities of the Advisor and Related Companies...............36
   Trustee Compensation Table.................................................43
   Code of Ethics.............................................................44
   Investment Advisor.........................................................45
   Administrator..............................................................46
   Custodian and Transfer Agent...............................................48
   Distributor................................................................48
   Service Agent..............................................................48
   Counsel and Independent Auditors...........................................49
ORGANIZATION OF THE TRUST.....................................................49
TAXATION......................................................................50
   Taxation of the Fund.......................................................50
   Taxation of the Portfolio..................................................51
   Foreign Securities.........................................................52
   Distributions..............................................................52
   Sale of Shares.............................................................52
   Foreign Withholding Taxes..................................................53
   Backup Withholding.........................................................53
   Foreign Shareholders.......................................................53
   Other Taxation.............................................................53
FINANCIAL STATEMENTS..........................................................53
APPENDIX......................................................................54

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              INVESTMENT OBJECTIVE

The Fund seeks a total return greater than that of the Standard and Poor's 500 Composite Stock Price Index (the 'S&P 500 Index'). The Fund follows an integrated strategy that utilizes derivative instruments and stocks of the S&P 500 Index along with the stocks of acquisition targets. There can, of course, be no assurance that the Fund will achieve its investment objective.

                               INVESTMENT POLICIES

The Fund seeks its investment objective by investing all of it's assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so. Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.

The following is a discussion of the various types of securities and investment strategies employed by the Fund. Unless otherwise indicated, the Fund is not obligated to pursue any of the following strategies and does not represent that these techniques are available now or will be available at any time in the future. If the Fund's investment in a particular type of security is limited to a certain percentage of the Fund's assets, that percentage limitation is listed in the chart. Following the chart, there is a description of how each type of security and investment strategy may be used by the Fund.

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INVESTMENT PRACTICE                                QUANTITATIVE EQUITY FUND
================================================================================
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KEY TO TABLE:
[-] Permitted without stated limit
[ ] Permitted, but not expected to be used to a significant extent
X   Not permitted

20% Italic type (e.g. 20%) represents an investment limitation as a percentage of NET fund assets; does not indicate actual use

20% Roman type (e.g. 20%) represents an investment limitation as a percentage of TOTAL fund assets; does not indicate actual use
--------------------------------------------------------------------------------
EQUITY SECURITIES
--------------------------------------------------------------------------------
S&P 500 Index                                              Between 85% and 95%
--------------------------------------------------------------------------------
Merger Arbitrage Assets                                             [-]
--------------------------------------------------------------------------------
Common Stock                                                        [-]
--------------------------------------------------------------------------------
Standard & Poor's Depository Receipts                               [ ]
--------------------------------------------------------------------------------
Preferred Stock                                                     [-]
--------------------------------------------------------------------------------
Convertible Securities                                              [-]
--------------------------------------------------------------------------------
FIXED INCOME SECURITIES & MONEY MARKET INSTRUMENTS
--------------------------------------------------------------------------------
Short-Term Instruments                                              [-]
--------------------------------------------------------------------------------
Certificates of Deposit and Banker's Acceptances                    [ ]
--------------------------------------------------------------------------------
Commercial Paper                                                    [ ]
--------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
US Government Guaranteed Obligations                                [ ]
--------------------------------------------------------------------------------
DERIVATIVE SECURITIES: INDEX FUTURES CONTRACTS AND OPTIONS
   ON INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures Contracts                                                   [ ]
                                                       (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
Futures Contracts on Securities Indices                             [-]
                                                       (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
Options on Index Futures Contracts (including                       [ ]
Contracts on Security Indices)                         (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
Purchase protective puts                                            [ ]
--------------------------------------------------------------------------------
DERIVATIVE SECURITIES
--------------------------------------------------------------------------------
Equity Swap Contracts                                            15% Net
--------------------------------------------------------------------------------
DERIVATIVE SECURITIES: OPTIONS
--------------------------------------------------------------------------------
Options on Securities                                               [ ]
                                                       (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
Options on Securities Indices                                       [ ]
                                                       (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
Over-the-Counter  Options                                           [ ]
                                                       (premiums paid on
                                                       options not to exceed
                                                       20% of net assets and
                                                       margin deposits, not to
                                                       exceeds 5% of net assets)
--------------------------------------------------------------------------------
SECURITIES OF NON-U.S. ISSUERS
--------------------------------------------------------------------------------
Foreign Common Stocks                                               [ ]
--------------------------------------------------------------------------------
OTHER INVESTMENTS AND INVESTMENT PRACTICES
--------------------------------------------------------------------------------
When-Issued and Delayed Delivery Securities                         [ ]
--------------------------------------------------------------------------------
Repurchase Agreements                                               [ ]
--------------------------------------------------------------------------------
Lending of Portfolio Securities                                    30%
--------------------------------------------------------------------------------
Other Investment Companies                                         10%
--------------------------------------------------------------------------------
Illiquid Securities                                              15% Net
--------------------------------------------------------------------------------

S&P 500 INDEX ASSETS. To match the performance of the S&P 500 Index, the Portfolio invests in one or more of the following instruments: derivative instruments, including futures contracts on the S&P 500 Index, options on common stocks, options on futures, options on indices, and equity swap contracts; Standard & Poor's Depositary Receipts; and shares of S&P 500 Index mutual funds. The Portfolio may also purchase a basket of stocks representing companies included in the S&P 500 Index. Under normal circumstances, the Portfolio expects to expose between 85% and 95% of the net assets of the Portfolio to the S&P 500 Index through investment in these instruments or the underlying stocks of the S&P 500 Index.

When the Portfolio has cash from new investments in the Portfolio or holds a portion of its assets in money market instruments, it may enter into the above instruments to maintain full or near full exposure to the broad equity market. Strategies the Portfolio could use to accomplish this include purchasing futures contracts, writing put options, and purchasing call options. When the Portfolio wishes to sell securities, because of shareholder redemptions or otherwise, it may use stock index futures or options to hedge against market risk until the sale can be completed. These strategies could include selling futures contracts, writing call options, and purchasing put options.

Deutsche Asset Management, Inc. ('DeAM, Inc.') will choose among the above instruments based on its judgment of how best to meet the Portfolio's goals. In selecting futures and options, DeAM, Inc. will assess such factors as current and anticipated stock prices, relative liquidity and price levels in the options and futures markets compared to the securities markets, and the Portfolio's cash flow and cash management needs. If DeAM, Inc. judges these factors incorrectly, or if price changes in the Portfolio's futures and options positions are not well correlated with those of its other investments, the Portfolio could be hindered in the pursuit of its objective and could suffer losses. The Portfolio could also be exposed to risks if it can not close out its futures or options positions because of an illiquid secondary market.

The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several sectors of the economy representing a significant portion of the market value of all common stocks publicly traded in the United States. Stocks in the S&P 500 Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock's current price). The composition of the S&P 500 Index is determined by Standard & Poor's Corporation ('S&P') and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

S&P's only relationship to the Fund and Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund and Portfolio. S&P has no obligation to take the needs of the Fund and Portfolio or the owners of the Fund and Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund and Portfolio to be issued or in the determination or calculation of the equation by which the Fund and Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund and Portfolio.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund and Portfolio, owners of the Fund and Portfolio, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

The ability of the Portfolio to meet its investment objective depends to some extent on the cash flow experienced by the Portfolio, since investments and redemptions by shareholders will generally require the Portfolio to purchase or sell securities. DeAM, Inc. will make investment changes to accommodate cash flow in an attempt to maintain the similarity of the Portfolio to the S&P 500 Index. You should also be aware that the S&P 500 Index is a model portfolio, the performance of which does not take into account brokerage commissions and other costs of investing, unlike the Portfolio, which must bear these costs. Finally, since with respect to this element of the Portfolio's strategy the Portfolio seeks to track the S&P 500 Index, DeAM, Inc. generally will not attempt to judge the merits of any particular stock as an investment.


MERGER ARBITRAGE ASSETS. To achieve a total return greater than the S&P 500 Index, the Portfolio invests in the equity securities of acquisition targets of publicly announced transactions that are generally structured to include at least 50% cash consideration.

The Portfolio purchases shares of acquisition targets based on specific events that trigger a merger arbitrage opportunity and these shares are sold when the acquisition is consummated or the transaction is abandoned. Merger arbitrage is a specialized investment approach generally designed to profit from the successful completion of proposed mergers, acquisitions and other types of corporate reorganizations. Through this investment strategy the Portfolio seeks to capture the differential between the post bona fide bid stock price of the shares of the acquisition target and the anticipated takeover payout.

Our proprietary quantitative models developed for this strategy provide a disciplined approach to both the timing and quantity of shares purchased of an acquisition target following the public announcement of the acquisition. Our research confirms that different types of bidders (e.g., friendly, hostile, management) lead to different outcomes in merger and acquisition contests and supports the practice of varying the level of our investment in an acquisition target based on the type of bidder.

The Portfolio imposes limits on the amount of its net assets that are invested in any one security at the time of purchase: 5% in any one management buyout transaction, 17% in any one hostile takeover; 12% in any one friendly transaction. Generally, an acquisition target with a minimum market capitalization of $500 million is used as a guideline, though the Portfolio may purchase shares of corporations with smaller market capitalizations.

                                EQUITY SECURITIES

GENERAL. The Portfolio may invest in equity securities listed on any domestic or non-US securities exchange or traded in the over-the-counter market as well as certain restricted or unlisted securities. As used herein, 'equity securities' include common stock, preferred stock, trust or limited partnership interests, and convertible securities consisting of debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock.

COMMON STOCKS. Common stocks, the most familiar type of equity securities, represent an equity (I.E., ownership) interest in a corporation. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, as well as, changes in overall market and economic conditions. This affects the value of the shares of the Portfolio, and thus the value of your investment. Smaller companies are especially sensitive to these factors.

STANDARD & POOR'S DEPOSITARY RECEIPTS ('SPDRS'). SPDRs represent an ownership interest in a unit investment trust ('UIT') which holds a portfolio of common stocks that closely tracks the price performance and dividend yield of the S&P 500 Index. SPDRs may be obtained from the UIT or purchased in the secondary market as SPDRs listed on the American Stock Exchange. The price of SPDRs is based on the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolio could result in losses on SPDRs.

PREFERRED STOCK. The Portfolio may invest in preferred stock. Preferred stock has a preference (I.E., ranks higher) in liquidation (and generally dividends) over common stock but is subordinated (I.E., ranks lower) in liquidation to fixed income securities. Dividends on preferred stock may be cumulative, and in such cases, all cumulative dividends usually must be paid prior to dividend payments to common stockholders. Because of this preference, preferred stocks generally entail less risk than common stocks. As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights moves inversely with interest rates and perceived credit risk, with the price determined by the dividend rate. Some preferred stocks are convertible into other securities (E.G., common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value. Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer. Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism. In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.

All preferred stocks are also subject to the same types of credit risks as corporate bonds. In addition, because preferred stock is subordinate to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics. Preferred stocks may be rated by Standard & Poor's Ratings Group ('S&P') and Moody's Investors Service, Inc. ('Moody's') although there is no minimum rating which a preferred stock must have to be an eligible investment for the Portfolio. Generally, however, the preferred stocks in which the Portfolio invests will be rated at least CCC by S&P or Caa by Moody's or, if unrated, of comparable quality in the opinion of the Advisor. Preferred stocks rated CCC by S&P are regarded as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations and represent the highest degree of speculation among securities rated between BB and CCC; preferred stocks rated Caa by Moody's are likely to be in arrears on dividend payments. Moody's rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.

CONVERTIBLE SECURITIES. The Portfolio may invest in convertible securities.
A convertible security is a bond or preferred stock, which may be converted at a stated price within a specific period of time into a specified number of shares of common stock of the same or different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are generally subordinate to non-convertible debt securities. While providing a fixed income stream, generally higher in yield than in the income derived from a common stock but lower than that afforded by a non-convertible debt security, a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of common stock into which it is convertible.

The terms of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holders' claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders' claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

In general, the market value of a convertible security is the greater of its investment value (its value as a fixed income security) or its conversion values (the value of the underlying shares of common stock if the security is converted). Because a convertible security is a fixed income security, its market value generally increases when interest rates decline and generally decreases when interest rates rise; however, the price of a convertible security also generally increases as the market value of the underlying stock increases, and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

              FIXED INCOME SECURITIES AND MONEY MARKET INSTRUMENTS

GENERAL. Fixed income securities, including (but not limited to) bonds, are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values.

The value of fixed income securities in the Portfolio generally varies inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

In periods of declining interest rates, the yield (the income generated over a stated period of time) of fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield may tend to be lower. Also, when interest rates are falling, the inflow of net new money from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields, thereby reducing the yield of the Portfolio. In periods of rising interest rates, the opposite can be true. The net asset value of the Portfolio investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate.

FIXED INCOME SECURITY RISK. Fixed income securities generally expose the Portfolio to five types of risk: (1) interest rate risk (the potential for fluctuations in bond prices due to changing interest rates); (2) income risk (the potential for a decline in the Portfolio's income due to falling market interest rates); (3) credit risk (the possibility that a bond issuer will fail to make timely payments of either interest or principal to the Portfolio); (4) prepayment risk or call risk (the likelihood that, during periods of falling interest rates, securities with high stated interest rates will be prepaid, or 'called' prior to maturity, requiring the Portfolio to invest the proceeds at generally lower interest rates); and (5) extension risk (the likelihood that as interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, which will have the effect of locking in a below-market interest rate, increasing the security's duration and reducing the value of the security).

SHORT-TERM INSTRUMENTS. As a reserve for merger arbitrage opportunities and to cover the Portfolio's open positions resulting from its investment in derivative instruments, the Portfolio will invest in short-term instruments. In addition, when advisable to adopt a temporary defensive position in response to extraordinary political, economic or stock-market events, the Portfolio may invest up to 100% of the Portfolio's assets in such short-term instruments. Short-term instruments consist of foreign or domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by Standard & Poor's Rating Services ('S&P') or Aa or higher by Moody's Investors Services, Inc. ('Moody's') or, if unrated, of comparable quality in the opinion of DeAM, Inc.; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Portfolio invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent if providing a guarantee, must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of DeAM, Inc. These instruments may be denominated in US dollars or in foreign currencies.

CERTIFICATES OF DEPOSIT AND BANKERS ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then 'accepted' by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

For a description of commercial paper ratings see Appendix.

RESERVE ASSETS. As a reserve for changes in allocation in the Portfolio's equity investments and to cover the Portfolio's open positions resulting from its investments in derivative instruments, the Portfolio also invests its assets in money market instruments or money market funds.

                   MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

US GOVERNMENT OBLIGATIONS. The Portfolio may invest in direct obligations issued by the US Treasury or in obligations issued or guaranteed by the US Treasury or by agencies or instrumentalities of the US government ('US Government Obligations'). Certain short-term US Government Obligations, such as those issued by the Government National Mortgage Association, are supported by the 'full faith and credit' of the US government; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow money from the US Treasury; others, such as those of the Federal National Mortgage Association are solely the obligations of the issuing entity but are supported by the discretionary authority of the US government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported by the credit of the instrumentality. No assurance can be given that the US government would provide financial support to US government-sponsored instrumentalities if it is not obligated to do so by law.

                              DERIVATIVE SECURITIES

GENERAL. The Portfolio may invest in various instruments that are commonly known as 'derivatives.' Generally, a derivative is a financial arrangement, the value of which is based on, or 'derived' from, a traditional security, asset or market index. Some 'derivatives' such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile and/or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. For example, the Portfolio may use futures and options as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities, for speculative purposes, and for traditional hedging purposes to attempt to protect the Portfolio from exposure to changing interest rates, securities prices or currency exchange rates and for cash management or other investment purposes.

There is a range of risks associated with those uses. The use of derivatives may result in leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets, and can in some circumstances, lead to significant losses. The Portfolio will limit the leverage created by its use of derivatives for investment purposes by 'covering' such positions as required by The Securities and Exchange Commission. The Advisor may use derivatives in circumstances where the Advisor believes they offer an economical means of gaining exposure to a particular asset class. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indexes that by themselves could not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative.

The Portfolio's investment in options, futures or forward contracts, swaps and similar strategies (collectively, 'derivatives') depends on the Advisor's judgment as to the potential risks and rewards of different types of strategies. Derivatives can be volatile investments and may not perform as expected. If the Advisor applies a hedge at an inappropriate time or judges price trends incorrectly, derivative strategies may lower the Portfolio's return. The Portfolio could also experience losses if the prices of its derivative positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. Options and futures traded on foreign exchanges generally are not regulated by US authorities, and may offer less liquidity and less protection to the Portfolio in the event of default by the other party to the contract.

              INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES

INDEX FUTURES CONTRACTS. The Portfolio may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of the Index or other equity indices. US futures contracts have been designed by exchanges which have been designated 'contracts markets' by the Commodity Futures Trading Commission ('CFTC'), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

At the same time a futures contract relating to the Index or other equity indices is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ('initial deposit'). Daily thereafter, the futures contract is valued and the payment of 'variation margin' may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.

Futures contracts by their terms call for the actual delivery or acquisition of an underlying instrument or, in the case of index futures, for cash settlement. In most cases the contractual obligation is fulfilled before the date of the contract by entering into an offsetting contract. The offsetting of a contractual obligation is accomplished by entering into an opposite position on a commodities exchange in the same futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it enters into futures contracts.


The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general trends by the Advisor may still not result in a successful transaction.

In addition, futures contracts entail risks. If the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices, which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON INDEX FUTURES CONTRACTS. The Portfolio may purchase and write options on futures contracts with respect to the Index or other equity indices. The purchase of a call option on an Index futures contract is similar in some respects to the purchase of a call option on such an index. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying securities, it may or may not be less risky than ownership of the futures contract or underlying securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on an index futures contract to hedge against a market advance.

The writing of a call option on a futures contract with respect to the Index constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Portfolio's holdings. The writing of a put option on an index futures contract constitutes a partial hedge against increasing prices of the underlying securities. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium that provides a partial hedge against any increase in the price of securities that the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract with respect to the Index is similar in some respects to the purchase of protective put options on the Index. For example, the Portfolio may purchase a put option on an index futures contract to hedge against the risk of lowering securities values.

The amount of risk the Portfolio assumes when it purchases an option on a futures contract with respect to the Index is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of such an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

EQUITY SWAP CONTRACTS. Swaps are privately negotiated, off-exchange two-party contracts to exchange or swap returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, at specified dates in the future. The Portfolio will invest in equity swap contracts, whereby the counterparty agrees to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in the basket of stocks comprising the S&P 500 Index, plus dividends that would have been received on those stocks. The Portfolio agrees to pay to the counterparty a floating rate of interest (typically the London Inter Bank Offered Rate) on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Portfolio on any equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks comprising the S&P 500 Index (as if the Portfolio had invested the notional amount in stocks comprising the S&P 500 Index) less the interest paid by the Portfolio on the notional amount. Therefore, the Portfolio will generally realize a loss if the value of the S&P 500 Index declines and will generally realize a gain if the value of the S&P 500 Index rises. The Portfolio will enter into equity swap contracts only on a net basis, i.e., where the two parties' obligations are netted out, with the Portfolio paying or receiving, as the case may be, only the net amount of any payments. If there is default by the counterparty to an equity swap contract, the Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction.

Whether the Portfolio's use of equity swap contracts will be successful in achieving its investment objective depends on the Advisor's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

There is no assurance that the equity swap contract counterparties will be able to meet their obligations or that, in the event of default, the Portfolio will succeed in pursuing contractual remedies. The Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to these contracts. The Portfolio will closely monitor the credit of equity swap contract counterparties in order to minimize this risk. The Portfolio will not use equity swap contracts for leverage.

The Portfolio will not enter into any equity swap contract unless, at the time of entering into such transaction, the unsecured senior debt of the counterparty or its guarantor is rated at least A by Moody's Investor Services ('Moody's') or Standard and Poor's ('S&P'). In addition, the staff of the Securities and Exchange Commission (the 'SEC') considers equity swap contracts to be illiquid securities. Consequently, while the staff maintains this position, the Portfolio will not invest in equity swap contracts if, as a result of the investment, the total value of such investments together with that of all other illiquid securities which the Portfolio owns would exceed 15% of the Portfolio's net assets.

                         DERIVATIVE SECURITIES: OPTIONS


OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ('covered options') in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.

When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the 'exercise price') by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ('net premium'), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. In addition, the Portfolio may continue to hold a stock which might otherwise have been sold to protect against depreciation in the market price of the stock.

A put option sold by the Portfolio is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken. When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.

The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a 'closing purchase transaction.' The Portfolio will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires. To close out a position as a purchaser of an option, the Portfolio, may make a 'closing sale transaction' which involves liquidating the Portfolio's position by selling the option previously purchased.

When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ('protective puts') or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's holdings. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities that the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

The Portfolio has adopted certain other nonfundamental policies concerning option transactions that are discussed below.

The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

The Portfolio may only engage in exchange-traded options transactions.

OPTIONS ON SECURITIES INDICES. In addition to options on securities, the Portfolio may also purchase and write (sell) call and put options on the Index and other securities indices in an attempt to increase income. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under 'Options on Securities.'

Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Advisor believes the option can be closed out.

Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Advisor believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.

Because options on securities indices require settlement in cash, the Advisor may be forced to liquidate portfolio securities to meet settlement obligations.


OVER-THE-COUNTER OPTIONS. The Portfolio may purchase over-the-counter ('OTC') or dealer options or sell covered OTC options. Unlike exchange-listed options where an intermediary or clearing corporation, such as the Options Clearing Corporation ('OCC'), assures that all transactions in such options are properly executed, the responsibility for performing all transactions with respect to OTC options rests solely with the writer and the holder of those options. A listed call option writer, for example, is obligated to deliver the underlying securities to the clearing organization if the option is exercised, and the clearing organization is then obligated to pay the writer the exercise price of the option. If the Portfolio were to purchase a dealer option, however, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. If the dealer fails to honor the exercise of the option by the Portfolio, the Portfolio would lose the premium it paid for the option and the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while OTC or dealer options do not. Consequently, the Portfolio will generally be able to realize the value of a dealer option it has purchased only be exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote the option. Although the Portfolio will seek to enter into dealer options only with dealers who will agree to and that are expected to be capable of entering into closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate a dealer option at a favorable price at any time prior to expiration. The inability to enter into a closing transaction may result in material losses to the Portfolio. Until the Portfolio, as a covered OTC call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used to cover the written option until the option expires or is exercised. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.


FOREIGN SECURITIES. The Portfolio may purchase secutities of foreign corporations. The Portfolio's investments in the securities of foreign issuers may be made directly or in the form of American Depositary Receipts ('ADRs'), Global Depositary Receipts ('GDRs'), European Depositary Receipts ('EDRs') or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent, and while designed for use as alternatives to the purchase of the underlying securities in their national markets and currencies, are subject to the same risks as the foreign securities to which they relate.

Although the Portfolio intends to invest primarily in securities of US companies, the Portfolio may hold securities of non-US issuers and investors should realize that the value of the Portfolio's investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect the Portfolio's operations. Furthermore, the economies of individual foreign nations may differ from the US economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. In general, less information is publicly available with respect to foreign issuers than is available with respect to US companies. Most foreign companies are also not subject to the uniform accounting and financial reporting requirements applicable to issuers in the United States. Any foreign investments made by the Portfolio must be made in compliance with US and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the Portfolio holds various foreign currencies from time to time, the value of the net assets of the Portfolio as measured in US dollars will be affected favorably or unfavorably by changes in exchange rates. Generally, the Portfolio's currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Portfolio's currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future foreign currency exchange, the Portfolio is authorized to enter into certain foreign currency exchange transactions.

In addition, while the volume of transactions effected on foreign stock exchanges have increased in recent years, in most cases it remains appreciably below that of the New York Stock Exchange, Inc. (the 'NYSE'). Accordingly, the Portfolio's foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of US companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of US issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Portfolio normally pays fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States.

                    OTHER INVESTMENT AND INVESTMENT PRACTICES

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

ASSET COVERAGE. The Portfolio will cover its transactions in futures and related options, as well as in when-issued and delayed delivery, as required under applicable interpretations of the SEC, either by owning the underlying securities or by segregating liquid assets with the Portfolio's custodian in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

REPURCHASE AGREEMENTS. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Portfolio could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, DeAM, Inc. must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the '1933 Act'), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a 'safe harbor' from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Advisor will monitor the liquidity of Rule 144A securities in the Portfolio's holdings under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security;
(3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.

LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend up to 30% of the total value of its portfolio securities to brokers, dealers and other financial organizations. These loans must be secured continuously by cash or securities issued or guaranteed by the United States government, its agencies or instrumentalities or by a letter of credit at least equal to the market value of the securities on loans plus accrued income. The Portfolio will not lend securities to Bankers Trust, ICC Distributors or their affiliates. By lending its securities, the Portfolio may increase its income by continuing to receive payments in respect of dividends and interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of a fee paid by the borrower when irrevocable letters of credit and US government obligations are used as collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent collateral from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive substitute payments in respect of all dividends, interest or other distributions on the loaned securities; and (v) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must retain the right to terminate the loan and recall and vote the securities. Upon receipt of appropriate regulatory approval, cash collateral may be invested in a money market fund managed by DeAM, Inc. (or its affiliates) and Bankers Trust may serve as the Portfolio's lending agent and may share in revenue received from securities lending transactions as compensation for this service.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Portfolio may invest in securities of other investment companies (including SPDRs) to the extent permitted under the Investment Company Act of 1940, as amended (the '1940 Act'). Presently, under the 1940 Act, the Portfolio may hold securities of another investment company in amounts which (i) do not exceed 3% of the total outstanding voting stock of such company, (ii) do not exceed 5% of the value of the Portfolio's total assets and (iii) when added to all other investment company securities held by the Portfolio, do not exceed 10% of the value of the Portfolio's total assets.

The Portfolio will not invest in excess of 10% of its total assets in the aggregate in SPDRs or in excess of 5% of its total assets in SPDRs issued by a single unit investment trust.

SPECIAL INFORMATION CONCERNING MASTER-FEEDER FUND STRUCTURE. Unlike other open-end management companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its assets in its Portfolio, a separate registered investment company with the same investment objectives as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to a Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sale commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences might result in differences in returns experienced by investors in the different funds that invest in the Portfolios. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available by contacting Deutsche Asset Management Service Center at 1-800-730-1313.

The master-feeder structure is relatively complex, so shareholders should carefully consider this investment approach.

Small funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro-rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds with large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolios could have effective voting control of the operation of the Portfolios. Whenever the Trust is requested to vote in matters pertaining to the Portfolio, the Trust will, except as permitted by the SEC, hold a meeting of shareholders of the corresponding Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote. Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution 'in kind' of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax and other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are some other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investments from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retention of an investment advisor to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.


RATING SERVICES. The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, DeAM, Inc. also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust (the 'Board of Trustees'). After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but DeAM, Inc. will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings is included in the Appendix to this SAI.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES. The following investment restrictions are 'fundamental policies' of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a 'majority of the outstanding voting securities' of the Fund or the Portfolio, as the case may be. 'Majority of the outstanding voting securities' under the 1940 Act, and as used in this SAI and the Prospectuses, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of the Portfolio, the Trust will hold a meeting of the Fund's shareholders and will cast its vote as instructed by that Fund's shareholders.

As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of the Fund shall prevent it from investing all of its assets in an open-end investment company with substantially the same investment objective):

(1) borrow money (including through reverse repurchase agreements or dollar roll transactions), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its net assets. The Portfolio (Fund) may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

(2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

(3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) total assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately;

(4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust or Fund) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);

(5) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

ADDITIONAL RESTRICTIONS. The following are non-fundamental policies. In order to comply with certain statutes and policies, the Portfolio (or the Trust on behalf of the Fund), will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its assets in an open-end investment company with substantially the same investment objectives):

(i) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

(ii) sell securities it does not own (short sales) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Portfolio (Fund), and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Portfolio's (Fund's) net assets or 2.0% of the securities of any class of any US issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Portfolio
         (Fund)contemporaneously owns or where the Portfolio (Fund) has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Portfolio (Fund) currently does not intend to engage in short selling);

(iii) invest for the purpose of exercising control or management of another company;

(iv) purchase securities issued by any investment company (except when such purchase, though not made in the open market, is part of a plan of merger or consolidation); if such purchase at the time thereof would cause: (a) more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio
         (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) (except the Portfolio (Fund) may exceed the applicable percentage limits to the extent permitted by an exemptive order of the SEC) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund);

(v)     invest more than 15% of the Portfolio's (Fund's) net assets
         (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (excluding Rule 144A securities deemed by the Board of Trustees to be liquid);

(vi) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the OCC, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term US government securities equal in value to the amount the Portfolio (Fund) will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and

(vii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and:
         (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-US entities or listed on non-US securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon, other than options on stocks, held at any time do not exceed 5% of the Portfolio's (Fund's) net assets.

There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets or in the change of securities rating of the investment, or any other later change.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Advisor is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, DeAM, Inc. or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Advisor with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

The Advisor seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others. The Advisor reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

The Advisor is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term 'research, market or statistical information' includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

Consistent with the policy stated above, the Conduct Rules of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Trust and of other investment company clients of DeAM, Inc. as a factor in the selection of broker-dealers to execute portfolio transactions. DeAM, Inc. will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

Higher commissions may be paid to firms that provide research services to the extent permitted by law. DeAM, Inc. may use this research information in managing the Portfolio's assets, as well as the assets of other clients.

Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.

Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Advisor, it is the opinion of the management of the Portfolio that such information is only supplementary to the Advisor's own research effort, since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Portfolio, and not all such information is used by the Advisor in connection with the Portfolio. Conversely, such information provided to the Advisor by brokers and dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Portfolio.

In certain instances there may be securities that are suitable for the Portfolio as well as for one or more of the Advisor's other clients. Investment decisions for the Portfolio and for the Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

For the fiscal year ended December 31, 2001 and 2000, the Fund incurred commissions in the amount of $819 and $8,584, respectively.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period March 31, 1999 to December 31, 1999, the Fund incurred brokerage commissions in the amount of $2,449. For the same period, the Fund did not pay brokerage commissions to any affiliate of the Fund.

For the period March 31, 1999 to December 31, 1999, the Fund incurred commissions in the amount of $609 in connection with trades executed through BT Futures, an affiliate of the Fund.

                             PERFORMANCE INFORMATION

                        STANDARD PERFORMANCE INFORMATION

The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to the Lipper Flexible Funds Average, S&P 500 Index, Salomon Broad Investment Grade Bond Index, Salomon U.S. Dollar T Bill Index and various unmanaged indices (or a blended rate of several of such indices) or results of other mutual funds or investment or savings vehicles. The Fund's investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth below. From time to time, fund rankings may be quoted from various sources such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

Total returns are based on past results and are not an indication of future performance. Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the NAV and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Fund, but also on changes in the current value of such securities and on changes in the expenses of the Fund and its Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return or yield quotations may be provided, the Advisor, Service Agent or Administrator may have voluntarily agreed to waive portions of its fees on a month to month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi annually that include the Fund's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. Mutual fund performance is commonly measured as total return and/or yield. The Fund's performance is affected by its expenses. These performance figures are calculated in the following manner:

Total Return: The Fund calculates total return separately for each class of its shares. Each type of share is subject to different fees and expenses and, consequently, may have different total returns for the same period. The Fund may advertise the following types of performance information: average annual total returns (before taxes), average annual total returns (after taxes on distributions), average annual total returns (after taxes on distributions and redemption), and aggregate total returns (before taxes).

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

The Fund, when advertising average annual total return before taxes for a class of its shares, computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

P (1 + T)n  =  ERV

Where:

P   =    hypothetical initial payment of $1,000;

T   =    average annual total return;

n   =    period covered by the computation, expressed in years;

ERV =    ending redeemable value of a hypothetical
         $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for average annual total returns before taxes is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of a Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)
----------------------------------------------------------
The Fund, when advertising average annual total return after taxes on distributions for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:


P (1 + T)n  =  ATVD


Where:

P     =  hypothetical initial payment of $1,000;

T     =  average annual total return (after taxes on distributions);

n     =  period covered by the computation, expressed in years.

ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation for average annual total returns after taxes on distributions is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees. The ending redeemable value (variable 'ATVD' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period. Each Fund assumes that the redemption has no tax consequences.

The Fund calculates the taxes due on any distributions by applying the applicable tax rates (as described below) to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution will be as specified by the Fund on the dividend declaration date, unless adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact of the distribution on an individual taxpayer on the reinvestment date. The effects of applicable tax credits, such as the foreign tax credit, are taken into account in accordance with federal tax law.

The Fund calculates taxes due on any distributions using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, ordinary income tax rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The Fund has disregarded any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)
-------------------------------------------------------------------------
The Fund, when advertising average annual total return after taxes on distributions and redemption for a class of its shares, computes such return by finding the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending value of such investment according to the following formula:

P (1 + T)n  =  ATVDR

Where:

P      =          hypothetical initial payment of $1,000;

T      =          average annual total return (after taxes on distributions and redemption);

n      =          period covered by the computation, expressed in years.

ATVDR  =          ending value of a hypothetical $1,000 payment
                  made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion), after taxes on fund distributions and redemption.

The calculation for average annual total returns after taxes on distributions and redemption is made assuming that (1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment;
(2) all dividends and capital gain distributions, less the taxes due on such distributions, are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The Fund assumes that there are no additional taxes or tax credits resulting from any redemption of shares required to pay any non-recurring fees.

The Fund calculates the taxes due on any distributions as described above under 'Average Annual Total Returns After Taxes on Distributions'.

The ending redeemable value (variable 'ATVDR' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges, the applicable deferred sales charge, and capital gains taxes resulting from the redemption and by adding the tax benefit at the end of the measuring period. The Fund calculates the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The Fund separately tracks the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, the Fund includes the distribution net of taxes assumed paid from the distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund does not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

The Fund calculates capital gain taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The Fund assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

AGGREGATE TOTAL RETURNS (BEFORE TAXES)

The Fund, when advertising aggregate total return before taxes for a class of its shares, computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

Aggregate Total Return =        [(ERV) - 1]
                                  ---
                                   P

Where:

P   =             hypothetical initial payment of $1,000;

ERV =             ending redeemable value of a hypothetical
                  $1,000 payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or fractional portion).

The calculation for aggregate total returns before taxes is made assuming that
(1) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment; (2) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (3) all recurring fees charged to all shareholder accounts are included (except those that are paid by redemption of the Fund's shares), and (4) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable 'ERV' in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges and the applicable deferred sales charge at the end of the measuring period.

OTHER NON-STANDARDIZED TOTAL RETURN CALCULATIONS

The Fund may also from time to time include in advertising total return figures that are not calculated according to the formulas set forth above to compare more accurately the Fund's performance with other measures of investment return. For example, a Fund may calculate its aggregate and average annual total return for the specified periods of time by assuming the investment of $10,000 in a class of shares of the Fund and assuming the reinvestment of each distribution at net asset value on the reinvestment date.

For this alternative computation, Fund assumes that the full amount of an investor's investment is invested in Shares (i.e., sales charges are not deducted from an investor's investment). This differs from the computation required by the SEC where the $1,000 payment is reduced by sales charges before being invested in shares. The Fund will, however, disclose the maximum sales charge and will also disclose that the performance data does not reflect sales charges and that inclusion of sales charges would reduce the performance quoted. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under SEC rules, and all advertisements containing performance data will include a legend disclosing that such performance data represent past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average annual total return computed at net asset value for the periods ended December 31, 2001 are set forth in the tables below.

As of December 31, 2001
----------------------------------------------------------------------------------------------------------------------
                                         1-Year                  5-Year              10-Year        Since Inception
----------------------------------------------------------------------------------------------------------------------
Average Annual Returns (Before Taxes)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (12.10)%                   N/A                 N/A               1.40%
Fund--Investment Class                                                                                  (03/31/99)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (11.99)%                   N/A                 N/A         (8.31)% (12/31/99)
Fund--Institutional Class
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (12.60)%                   N/A                 N/A               0.30%
Fund--Investment Class                                                                                  (03/31/99)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (12.37)%                   N/A                 N/A              (9.22)%
Fund--Institutional Class                                                                               (12/31/99)
----------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (After Taxes on Distributions and Redemption)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                      (7.37)%                   N/A                 N/A               0.70%
Fund--Investment Class                                                                                  (03/31/99)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                      (7.30)%                   N/A                 N/A              (6.90)%
Fund--Institutional Class                                                                               (12/31/99)
----------------------------------------------------------------------------------------------------------------------
Cumulative Total Returns (Before Taxes)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (12.10)%                   N/A                 N/A               3.90%
Fund--Investment Class                                                                                  (03/31/99)
----------------------------------------------------------------------------------------------------------------------
Quantitative Equity                     (11.99)%                   N/A                 N/A              (15.95)%
Fund--Institutional Class                                                                               (12/31/99)
----------------------------------------------------------------------------------------------------------------------

                         COMPARISON OF FUND PERFORMANCE

Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews US mutual funds investing internationally. BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.
BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad. CHANGING TIMES, THE KIPLINGER MAGAZINE, a monthly investment advisory publication that periodically features the performance of a variety of securities.
CONSUMER DIGEST, a monthly business/financial magazine that includes a 'Money Watch' section featuring financial news. FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.
FINANCIAL WORLD, a general business/financial magazine that includes a 'Market Watch' department reporting on activities in the mutual fund industry. FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.
FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds. GLOBAL INVESTOR, a European publication that periodically reviews the performance of US mutual funds investing internationally.
INVESTOR'S DAILY, a daily newspaper that features financial, economic and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund. MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole. MORNINGSTAR INC., a publisher of financial information and mutual fund research.
NEW YORK TIMES, a nationally distributed newspaper which regularly covers financial news.
PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions. PERSONAL INVESTOR, a monthly investment advisory publication that includes a 'Mutual Funds Outlook' section reporting on mutual fund performance measures, yields, indices and portfolio holdings.
SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data. US NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data. VALUE LINE, a biweekly publication that reports on the largest 15,000 mutual funds. WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news. WEISENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.
WORKING WOMEN, a monthly publication that features a 'Financial Workshop' section reporting on the mutual fund/financial industry.

                         ECONOMIC AND MARKET INFORMATION

Advertising and sales literature of the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ('ICI'). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.

           VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND

                            VALUATION OF SECURITIES

The net asset value ('NAV') per share is calculated once on each Valuation Day as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing (the 'Valuation Time'). The NAV per share is computed by dividing the value of the Fund's assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities attributable to the shares, by the total number of shares outstanding as of the Valuation Time. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Board of Trustees believes accurately reflects fair value.

Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued by DeAM, Inc. pursuant to procedures adopted by the Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.

The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ('FRR 1' (formerly Accounting Series Release No. 113)) which concludes that there is 'no automatic formula' for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:

         type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

To the extent that the Portfolio purchases securities which are restricted as to resale or for which current market quotations are not readily available, the Advisor will value such securities based upon all relevant factors as outlined in FRR 1.

                               PURCHASE OF SHARES

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. Shares of the Investment Class are only sold through Service Agents. Shares may also be sold to employees of DeAM, Inc. and its affiliates, their spouses and minor children. Investors who are customers of Service Agents should contact their Service Agent with respect to a proposed investment and then follow the procedures adopted by the Service Agent for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions.

Purchase orders for shares (including those purchased through a Service Agent) that are transmitted to the Fund's Transfer Agent (the 'Transfer Agent'), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Fund and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders to the Fund's Service Center. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time.

The Fund and the Transfer Agent have authorized one or more Service Agents to accept on the Fund's behalf purchase and redemption orders. Such Service Agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Transfer Agent will be deemed to have received a purchase or redemption order when an authorized Service Agent or, if applicable, a Service Agent's authorized designee, accepts the order. Customer orders will be priced at the Fund's NAV next computed after they are accepted by an authorized Service Agent or the Service Agent's authorized designee.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

The Fund and its service providers reserve the right to, from time to time in their discretion, waive or reduce the investment minimums.

                              REDEMPTION OF SHARES

You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by their Transfer Agent and the shareholder's Service Agent. Redemption requests for Shares received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Service Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

                        REDEMPTIONS AND PURCHASES IN KIND

The Trust, on behalf of the Fund, and the Portfolio reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio have elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.

The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.

Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the Portfolio determines its net asset value. At the close of each such business day, the value of each investor's beneficial interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, effective for that day, which represents that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or withdrawals which are to be effected as of the close of business on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the investor's investment in the Portfolio effected as of the close of business on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the close of business on such day plus or minus, as the case may be, the amount of net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as the close of business on the following business day.

The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under 'Net Asset Value' as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of the Advisor, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares or beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.


The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under 'Net Asset Value' as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax advisor for further tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of DeAM, Inc., appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the Fund; (ii) be acquired by the Fund for investment and not for resale; (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

The Fund and Portfolio reserve the right to redeem all of its shares, if the Fund's and/or Portfolio's Board of Trustees vote to liquidate and terminate the Fund or Portfolio.

                          TRADING IN FOREIGN SECURITIES

Trading in foreign cities may be completed at times that vary from the closing of NYSE. In computing the net asset value, the Fund values foreign securities at the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Similarly, foreign securities quoted in foreign currencies are translated into US dollars at the foreign exchange rates.

Occasionally, events that affect values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO

TRUSTEES AND OFFICERS
The overall business and affairs of the Trust and the Portfolio are managed by their respective Board of Trustees. The Boards approve all significant agreements between the Trust/Portfolio and persons or companies furnishing services to the Fund/Portfolio, including the Fund's/Portfolio's agreements with its investment advisor, distributor, custodian and transfer agent. The Boards of Trustees and the executive officers are responsible for managing the Funds'/Portfolio's affairs and for exercising the Funds'/Portfolio's powers except those reserved for the shareholders and those assigned to the Advisor or other service providers. Each Trustee holds office until he resigns, is removed or a successor is elected and qualified. Each officer is elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

The following information is provided for each Trustee and Officer of the Trust's and the Portfolio's Board as of the end of the most recently completed calendar year. The first section of the table lists information for each Trustee who is not an 'interested person' of the Trust or Portfolio (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (the 'Interested Trustee') follows. The Interested Trustees are considered to be interested persons as defined by the 1940 Act because of their employment with either the Fund's/Portfolio's advisor and/or underwriter. The mailing address for the Trustees and Officers with respect to the Fund's/Portfolio's operations is One South Street, Baltimore, Maryland, 21202.

                  INFORMATION CONCERNING TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND POSITION      BUSINESS EXPERIENCE AND DIRECTORSHIPS                  NUMBER OF FUNDS IN
    WITH THE TRUST AND THE                DURING THE PAST 5 YEARS                          THE FUND COMPLEX
          PORTFOLIO                                                                          OVERSEEN BY
                                                                                               TRUSTEE 1
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Charles P. Biggar                  Retired (since 1987); formerly Vice President,                  27
October 13, 1930                   International Business Machines ('IBM') (1975-1978)
Trustee of BT Investment           and President, National Services and the Field
Funds since 1999                   Engineering Divisions of IBM (1976-1987).
------------------------------------------------------------------------------------------------------------
S. Leland Dill                     Trustee, Phoenix Zweig Series Trust (since September            27
March 28, 1930                     1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Funds        (since May 1998); Retired (since 1986); formerly
since 1986 and BT Investment       Partner, KPMG Peat Marwick (June 1956-June 1986);
Portfolios since 1993.             Director, Vintners International Company Inc. (June
                                   1989-May 1992); Director, Coutts (USA) International
                                   (January 1992-March 2000); Director, Coutts Trust
                                   Holdings Ltd., Director, Coutts Group (March 1991-March
                                   1999); General Partner, Pemco (June 1979-June 1986).
------------------------------------------------------------------------------------------------------------
Martin J. Gruber                   Nomura Professor of Finance, Leonard N. Stern School of        27
July 15, 1937                      Business, New York University (since 1964); Trustee,
Trustee BT Investment Funds        CREF (since 2000); Director, S.G. Cowen Mutual Funds
since 1999 and BT Investment       (since 1985); Director, Japan Equity Fund, Inc. (since
Portfolios since 1999.             1992); Director, Thai Capital Fund, Inc. (since 2000);
                                   Director, Singapore Fund, Inc. (since 2000).
------------------------------------------------------------------------------------------------------------
Richard J. Herring                 Jacob Safra Professor of International  Banking and            27
February 18, 1946                  Professor, Finance Department, The Wharton School,
Trustee BT Investment Funds        University of Pennsylvania (since 1972); Director,
since 1999 and BT Investment       Lauder Institute of International Management Studies
Portfolios since 1999.             (since 2000); Co-Director, Wharton Financial
                                   Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------
Bruce E. Langton                   Formerly Assistant Treasurer of IBM Corporation               27
May 10, 1931                       (until  1986); Trustee and Member, Investment Operations
Trustee BT Investment Funds        Committee, Allmerica Financial Mutual Funds (1992 to
since 1999 and BT Investment       2001); Member, Investment Committee, Unilever US
Portfolios since 1999.             Pension and Thrift Plans (1989 to 2001)2; Retired
                                   (since 1987); Director, TWA Pilots Directed
                                   Account Plan and 401(k) Plan (1988 to 2000).
------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.               Principal, Philip Saunders Associates (Economic and          27
October 11, 1935                   Financial Consulting) (since 1998); former Director,
Trustee BT Investment Funds        Financial Industry Consulting, Wolf & Company
since 1986 and BT Investment       (1987-1988); President, John Hancock Home Mortgage
Portfolios since 1993.             Corporation (1984-1986); Senior Vice President of
                                   Treasury and Financial Services, John Hancock Mutual
                                   Life Insurance Company, Inc. (1982-1986).
------------------------------------------------------------------------------------------------------------
Harry Van Benschoten               Retired (since 1987); Corporate Vice President, Newmont     27
February 18, 1928                  Mining Corporation (prior to 1987); Director, Canada
Trustee BT Investment Funds        Life Insurance Corporation of New York (since 1987).
since 1999 and BT Investment
Portfolios since 1999.
------------------------------------------------------------------------------------------------------------


                  INFORMATION CONCERNING TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------
NAME, BIRTH DATE AND POSITION      BUSINESS EXPERIENCE AND DIRECTORSHIPS                  NUMBER OF FUNDS IN
    WITH THE TRUST AND THE                DURING THE PAST 5 YEARS                          THE FUND COMPLEX
          PORTFOLIO                                                                          OVERSEEN BY
                                                                                               TRUSTEE 1
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------
Richard T. Hale 3                  Managing Director, Deutsche Bank Securities, Inc.           27
July 17, 1945                      (formerly Deutsche Banc Alex. Brown Inc.) and Deutsche
Trustee BT Investment Funds        Asset Management Americas (1999 to present); Director
since 1999 and BT Investment       and President, Investment Company Capital Corp.
Portfolios since 1999.             (registered investment advisor) (1996 to present).
                                   Director/Trustee and President, Deutsche Asset
                                   Management Mutual Funds (1989 to present); Director,
                                   Deutsche Global Funds, Ltd. (2000 to present);
                                   Director, CABEI Fund (2000 to present); Director, North
                                   American Income Fund (2000 to present); Vice President,
                                   Deutsche Asset Management, Inc. (2000 to present).
                                   Chartered Financial Analyst.  Formerly, Director, ISI
                                   Family of Funds.
------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------
Richard T. Hale                See information provided under Interested Trustees.
President
------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch               Managing Director, Deutsche Asset Management (1999 to
March 27, 1954                 present).  Formerly, Principal, BT Alex. Brown
Vice President/                Incorporated, (Deutsche Bank Securities, Inc.),
Secretary                      1998-1999; Assistant General Counsel, United States
                               Securities and Exchange Commission, 1993-1998.
------------------------------------------------------------------------------------------------------------
Charles A. Rizzo               Director, Deutsche Asset Management (April 2000 to
August 5, 1957                 present); Certified Public Accountant; Certified
Treasurer                      Management Accountant.  Formerly, Vice President and
                               Department Head, BT Alex. Brown Incorporated (Deutsche
                               Bank Securities, Inc.), 1998-1999; Senior Manager,
                               Coopers & Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                               1993-1998.
------------------------------------------------------------------------------------------------------------
Amy Olmert                     Director, Deutsche Asset Management (January 1999 to
May 14, 1963                   present); Certified Public Accountant (1989 to
Assistant Secretary            present); Formerly, Vice President, BT Alex. Brown
                               Incorporated, (Deutsche Banc Alex. Brown Inc.),
                               (1997-1999); Senior Manager (1992-1997), Coopers &
                               Lybrand L.L.P. (PricewaterhouseCoopers LLP),
                               (1988-1992).
------------------------------------------------------------------------------------------------------------

1. As of December 31, 2001 the total number of Funds in the Deutsche Asset Management Fund Complex (the 'Fund Complex') is 71.
2. A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
3. Mr. Hale is a trustee who is an 'Interested Person' within the meaning of
Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Portfolio's investment advisor and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Messrs. Hale, Hirsch and Rizzo also hold similar positions for other investment companies for which ICC Distributors, or an affiliate serves as the principal underwriter.

TRUSTEE OWNERSHIP IN THE FUNDS 1
-------------------------------------------------------------------------------------------------------------
                                                                              AGGREGATE DOLLAR RANGE OF
                                                                          OWNERSHIP AS OF DECEMBER 31, 2001
                                      DOLLAR RANGE OF BENEFICIAL          IN ALL FUNDS OVERSEEN BY DIRECTOR
TRUSTEE                               OWNERSHIP IN THE FUNDS                     IN THE FUND COMPLEX2
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------
Charles P. Biggar                     None                                None
-------------------------------------------------------------------------------------------------------------
S. Leland Dill                        None                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Martin J. Gruber                      None                                None
-------------------------------------------------------------------------------------------------------------
Richard J. Herring                    None                                $50,001-$100,000
-------------------------------------------------------------------------------------------------------------
Bruce E. Langton                      None                                Over $100,000
-------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                  None                                $10,001-$50,000
-------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                  None                                None
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
Richard T. Hale                       None                                Over $100,001
-------------------------------------------------------------------------------------------------------------

1. Securities beneficially owned as defined under the Securities Exchange Act of 1934 (the '1934 Act') include direct and or indirect ownership of securities where the trustee's economic interest is tied to the securities, employment ownership and securities when the trustee can exert voting power and when the trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, over $100,001.

2. The funds overseen by the trustees in the Fund Complex consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.

OWNERSHIP IN SECURITIES OF THE ADVISOR AND RELATED COMPANIES

As reported to the Fund, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of December 31, 2001. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment advisor or principal underwriter of the Fund and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund(s) (including Deutsche Bank AG).

-------------------------------------------------------------------------------------------------------------
                                                                                   Value of       Percent of
                                                                                   Securities     Class on an
                                Owner and                                          on an          Aggregate
                                Relationship to                        Title of    Aggregate      Basis
Trustee                         Trustee                Company         Class       Basis
-------------------------------------------------------------------------------------------------------------
Charles P. Biggar               N/A
-------------------------------------------------------------------------------------------------------------
S. Leland Dill                  N/A
-------------------------------------------------------------------------------------------------------------
Martin J. Gruber                N/A
-------------------------------------------------------------------------------------------------------------
Richard J. Herring              N/A
-------------------------------------------------------------------------------------------------------------
Bruce E. Langton                N/A
-------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.            N/A
-------------------------------------------------------------------------------------------------------------
Harry Van Benschoten            N/A
-------------------------------------------------------------------------------------------------------------

                                                      TRUSTEE COMPENSATION TABLE
   =============================== ===================== ===================== ======================= ========================
   TRUSTEE                                               AGGREGATE             TOTAL COMPENSATION      PENSION OR RETIREMENT
   -------
                                                                                                       BENEFITS ACCRUED AS
                                   AGGREGATE                                                           PART OF FUND EXPENSES
                                   COMPENSATION FROM     COMPENSATION          FROM
                                   THE FUND              FROM PORTFOLIO        FUND COMPLEX*
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Charles P. Biggar               $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   S. Leland Dill                  $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Martin J. Gruber                $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Richard J. Herring              $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Bruce E. Langton                $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Philip Saunders, Jr.            $1,424.83             $1,424.81             $62,000                            0
   ------------------------------- --------------------- --------------------- ----------------------- ------------------------
   Harry Van Benschoten            $1,424.83             $1,424.81             $62,000                            0
   =============================== ===================== ===================== ======================= ========================

1 The 'Fund Complex' consists of BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, Cash Management Portfolio, Intermediate Tax Free Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Capital Appreciation Portfolio, Asset Management Portfolio and BT Investment Portfolios.
2 An investment company registered under the 1940 Act.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.

* Aggregated information is furnished for the Fund Complex which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Mutual Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio and Capital Appreciation Portfolio for the year ended December 31, 2001.

As of April 1, 2002, the Trustees and Officers of the Fund and the Trust owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).

As of April 1, 2002, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity Fund- Investment Class:
National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (87.57%).

As of April 1, 2002, the following shareholders of record owned 5% or more of the outstanding voting shares of Quantitative Equity Fund- Institutional Class:
National Investors Services Corporation, For Exclusive Benefit of our Customers, 55 Water Street 32nd Floor, New York, NY 10041-3299 (51.92%); National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (18.23%); Charles Schwab & Co, Omnibus Account, Attn: Mutual Fund Acct MGMT Team, 101 Montegomery Street, 333-8, San Francisco, CA 94104 (15.37%); Bankers Trust Co, FBO 2406902424, PO Box 9005, New York, NY 10007 (10.16%).

                             INFORMATION CONCERNING
                           COMMITTEES AND MEETINGS OF
                                    TRUSTEES

The Board of Trustees of the Trust and Portfolio met 4 times during the fiscal year ended December 31, 2001 and each Trustee attended at least 75% of the meetings of the Board and meetings of the committees of the Board of Trustees on which such Trustee served.

Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten, comprise the Valuation Committee which was constituted to consider and act upon all questions relating to valuation of the securities in the Portfolio which may arise between meetings of the Trustees. The Trusts and Portfolio have an Audit Committee consisting of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. All of the members of the Audit Committee are 'independent' as provided for in the applicable requirements of the 1940 Act. Mr. Dill serves as Chairman of the Audit Committee. During the fiscal year ended December 31, 2001, the Audit Committee met 4 times. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Portfolio and Funds. It also makes recommendations to the Board as to the selection of the independent public accountants, reviews the methods, scope and result of the audits and audit fees charged, and reviews the Funds'/Portfolio's internal accounting procedures and controls. The Audit Committee also considers the scope and amount of non-audit services provided to the Funds/Portfolio, its investment advisor and affiliates by the independent public accountants.

The Nominating Committee, which meets when necessary, consists of Messrs. Biggar, Dill, Gruber, Herring, Langton, Saunders and Van Benschoten. The Nominating Committee is charged with the duty of making all nominations for Independent Trustees to the Board of Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2001.

                                 CODE OF ETHICS

The Board of Trustees of each Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each Portfolio's Code of Ethics permits Fund personnel to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's pre-clearance requirements (with certain exceptions). In addition, the Funds' Code of Ethics provides for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. Each Portfolio's Code of Ethics also prohibits short term trading profits and personal investment in initial public offerings. The Code requires prior approval with respect to purchases of securities in private placements.

Each Portfolio's advisor, DeAM, Inc., has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics allows personnel to invest in securities that may be purchased or held by the Fund for their own accounts, but requires compliance with the Code's pre-clearance requirements and other restrictions including 'blackout periods' and minimum holding periods, subject to limited exceptions. The Code prohibits purchases of securities in initial public offerings (the prohibition is limited to US public offerings) and requires prior approval for purchases of securities in private placements.

Each Fund's principal underwriter, ICC Distributors, Inc. ('ICC'), is not required to adopt a Code of Ethics as it meets the exception provided by Rule 17j-1 (c)(3) under the 1940 Act.

                               INVESTMENT ADVISOR

The Fund has not retained the services of an investment advisor since the it seeks to achieve its investment objectives by investing all the assets of the Funds in the Portfolio.

Deutsche Asset Management, Inc., 280 Park Avenue, New York, New York 10017, acts as the investment advisor to the Portfolio pursuant to the terms of an Investment Advisory Agreement ('Agreement'). Prior to May 1, 2001, Bankers Trust Company, an affiliate of DeAM, Inc., served as the Portfolio's Advisor. Pursuant to the Agreement, the Advisor supervises and assists in the management of the assets of the Portfolio and furnishes the Portfolio with research, statistical, advisory and managerial services. The Advisor pays the ordinary office expenses of the Portfolio and the compensation, if any, of all officers and employees of the Portfolio and all Trustees who are 'interested persons' (as defined in the 1940 Act) of the Advisor.

Under its Agreeement, DeAM, Inc. receives a fee from the Portfolio computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Portfolio. Under certain circumstances DeAM, Inc. has agreed to pay fees to certain securities brokers, dealers and other entities that facilitate the sale of Fund shares, and in connection therewith provide administrative, shareholder, or distribution-related services to the Fund or its shareholders. Fees paid to entities that administer mutual fund 'supermarkets' may be higher than fees paid for other types of services.

For the period April 30, 2001 through December 31, 2001, DeAM, Inc earned $29,344 for investment advisory services provided to the Fund. During the same period, DeAM, Inc. reimbursed $1,331 to the Portfolio to cover expenses.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period January 1, 2001 through April 30, 2001, Bankers Trust earned $11,775 as compensation for investment advisory services provided to the Fund. For the fiscal year ended December 31, 2000 and the period March 31, 1999 to December 31, 1999, Bankers Trust earned $16,930 and $6,366, respectively, as compensation for investment advisory services provided to the Fund. During the same periods, Bankers Trust reimbursed $21,447, $36,618 and $142,798 to the Portfolio to cover expenses.

The Fund's prospectus contains disclosure as to the amount of investment advisory fees, administration and services fees, including waivers thereof. The Advisor and Administrator may not recoup any of its waived investment advisory or administration and services fees.

                           ADVISORY CONTRACT APPROVAL

The Investment Advisory Agreement has an initial term of two years and continues in effect, from year to year thereafter if such continuance is specifically approved at least annually by the Fund's Board of Trustees or by a majority of the outstanding voting securities of the Fund, and in either event, by a majority of the Independent Trustees of the Fund's Board who have no direct or indirect financial interest in such agreements, with such Independent Trustees casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding Shares (as defined under 'Capital Stock'). In approving the continuation of the Fund's investment advisory agreement, the Board, including the Independent Trustees, carefully considered (1) the nature and quality of services to be provided to Fund; (2) the Advisor's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. Specifically, the Board considered the fact that the Advisor benefited, at least indirectly from certain securities lending, custody and brokerage relationships between the Fund and affiliates of the Advisor (and that the Board received information regularly about these relationships). The Board also considered the nature and extent of benefits that the Advisor received from [(i) arrangements to sweep Fund's excess cash at the end of the day into an affiliated money market fund and (ii)] the brokerage and research services it received from broker-dealers who executed portfolio transactions for the Fund. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of advisory agreement was in the best interests of the Fund and its shareholders. The Fund or the Advisor may terminate the Investment Advisory Agreement on sixty days' written notice without penalty. The Investment Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).

                                  ADMINISTRATOR


As of July 1, 2001, Investment Company Capital Corp. ('ICCC' or the Administrator) is the administrator to the Trust acting on behalf of the Fund. Prior to that Bankers Trust Company (now Deutsche Bank Trust Company Americas) was the administrator. Under the Administration Agreement, ICCC calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Fund and the Portfolio in all aspects of the administration and operation of the Fund and Portfolio. Under its Agreement, ICCC receives a fee from the Fund to pay the Administrator a fee that is computed daily and paid monthly at the annual rate of 0.30% and 0.15% of the average daily net assets of Quantitative Equity Fund - Investment Class and Quantitative Equity Fund - Institutional Class, respectively. Under a separate Administration Agreement the Portfolio pays ICCC a fee computed daily and paid monthly at the rate of 0.05% of the average daily net assets of the Portfolio. Under both Administration Agreements, ICCC may delegate one or more of its responsibilities to others at ICCC's expense.

For the period July 1, 2001 through December 31, 2001 ICCC earned $21,163 as compensation for administration and services provided to the Fund. During the same period, ICCC reimbursed $65,058 to the Fund to cover expenses.

Until January 1, 2000, the Fund operated as a stand-alone Fund that directly acquired and managed its own portfolio securities. For the period January 1, 2001 through June 30, 2001, Bankers Trust earned $1,830 as compensation for administration and services provided to the Fund. For the fiscal year ended December 31, 2000 and the period March 31, 1999 to December 31, 1999, Bankers Trust earned $8,926 and $7,201, respectively, as compensation for administration and services provided to the Fund. For the same periods, Bankers Trust reimbursed $75,383, $47,878 and $0 to the Fund to cover expenses.

Under the Administration Agreement, ICCC is obligated on a continuous basis to provide such administrative services as the Board of Trustees reasonably deems necessary for the proper administration of the Fund or the Portfolio. ICCC will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in ICCC's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

For the period July 1, 2001 through December 31, 2001, ICCC earned $2,335 as compensation for administrative and other services provided to the Portfolio. For the period January 1, 2001 through June 30, 2001 Bankers Trust earned $1,967 as compensation for administrative and other services provided to the Portfolio. For the year ended December 31, 2000, Bankers Trust earned $2,558 as compensation for administrative and other services provided to the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

Deutsche Bank Trust Company Americas ('DBT Co.') (formerly, Bankers Trust Company), 100 Plaza One, Jersey City, New Jersey 07311, serves as Custodian for the Trust and for the Portfolio pursuant to the Administration and Services Agreement. As Custodian, it holds the Fund's and the Portfolio's assets.

ICCC serves as transfer agent of the Fund and of the Portfolio pursuant to the Administration Agreement. Under its transfer agency agreement with the Trust on behalf of the Fund, ICCC maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Fund and causes to be distributed any dividends and distributions payable by the Trust. ICCC may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. DBT Co. and ICCC will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.

                                   DISTRIBUTOR

ICC Distributors is the principal distributor for shares of the Funds. ICC Distributors is a registered broker/dealer and is unaffiliated with the Advisor and the Administrator. The principal business address of ICC Distributors is Two Portland Square, Portland, Maine 04101. In addition to ICC Distributors' duties as Distributor, ICC Distributors and its affiliates may, in their discretion, perform additional functions in connection with transactions in the shares of the Funds.

                                  SERVICE AGENT

The Fund with respect to its Investment class shares compensates service agents ('Service Agent') (which is any broker, financial advisor, bank, dealer or other institution or financial intermediary that has a sub-shareholder servicing agreement with the Fund) whose customers invest in Investment class shares of the Fund for providing certain personal, account administration and/or shareholder liaison services.

ICCC may act as a Service Agent pursuant to its Administration Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, will be paid by ICCC from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration Agreement with ICCC, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

                        COUNSEL AND INDEPENDENT AUDITORS

Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, serves as Counsel to the Fund and the Portfolio. Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market St., Philadelphia, Pennsylvania 19103, acts as Independent Auditors of the Fund and the Portfolio.

                            ORGANIZATION OF THE TRUST

The Trust was organized on July 21, 1986, under the name BT Tax-Free Investment Trust, and assumed its current name on May 16, 1988. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. Trustees of the Trust established and designated one class of shares of beneficial interest of the Fund. The Trust reserves the right to add additional series in the future. The Trust also reserves the right to issue additional classes of shares of the Fund. No series of shares will have any preference over any other series.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The shares of the series participate equally in the earnings, dividends and assets of the particular series. The Trust may create and issue additional series of shares. The Trust's Declaration of Trust permits the Trustees to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in series. Each share represents an equal proportionate interest in a series with each other share. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held.

As of April 1, 2002, the following shareholder of record owned 25% or more of the voting securities of Quantitative Equity Fund - Investment Class, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: National Financial Services Corporation, For Exclusive Benefit of our Customers, Attn Mutual Funds, PO Box 3908, Church Street Station, New York, NY 10008-3908 (85.73%).

As of April 1, 2002, the following shareholder of record owned 25% or more of the voting securities of Quantitative Equity Fund- Institutional Class, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders: National Investors Services Corporation, For Exclusive Benefit of our Customers, 55 Water Street 32nd Floor, New York, NY 10041-3299 (65.92%).

Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees.

The Trust is an entity commonly known as a 'Massachusetts business trust.' Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

Whenever the Trust is requested to vote on matters pertaining to the Fund, the Trust will vote its shares without a meeting of shareholders of the Fund if the proposal is one, which if made with respect to the Fund, would not require the vote of shareholders of the Fund as long as such action is permissible under applicable statutory and regulatory requirements. For all other matters requiring a vote, the Trust will hold a meeting of shareholders of the Fund and, at the meeting of the investors in the Fund, the Trust will cast all of its votes in the same proportion as votes in all its shares at the Fund meeting, other investors with a greater pro rata ownership of the Fund could have effective voting control of the operations of the Fund.

                                    TAXATION

                              TAXATION OF THE FUND

The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), US government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than US government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.

As a regulated investment company, the Fund will not be subject to US federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of:

(1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year;

(2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and

(3) any ordinary income and capital gains for previous years that were not distributed during those years.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.


Fund shareholders will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the federal income status of his dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions. The dollar amount of dividends excluded from Federal income taxation and the dollar amount subject to such income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in the Fund.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of current accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations in the case of corporate shareholders.

                            TAXATION OF THE PORTFOLIO

The Portfolio is not subject to federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.

                               FOREIGN SECURITIES

Income from investments in foreign securities may be subject to foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary.

If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by its shareholders. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the Fund's shareholders, and the Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Fund shareholders will be notified after the close of the Fund's taxable year whether the foreign taxes paid will 'pass through' for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country.

The amount of foreign taxes for which a shareholder may claim a credit in any year generally will be subject to a separate limitation for 'passive income,' which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as US source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

                                  DISTRIBUTIONS

Dividends paid out of the Fund's investment company taxable income will be taxable to a US shareholder as ordinary income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. The Taxpayer Relief Act of 1997 created additional categories of capital gains taxable at different rates. The categories of gain and related rates will be passed through to shareholders in capital gain dividends. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the Fund on the reinvestment date. Shareholders will be notified annually as to the US federal tax status of distributions.

                                 SALE OF SHARES

Any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of a Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

                            FOREIGN WITHHOLDING TAXES

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

                               BACKUP WITHHOLDING

The Fund may be required to withhold US federal income tax at the current rate of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's US federal income tax liability.

                              FOREIGN SHAREHOLDERS

The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described in this SAI. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

                                 OTHER TAXATION

The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

Fund shareholders may be subject to state and local taxes on the Fund's distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

                              FINANCIAL STATEMENTS

The audited financial statements for the Fund for the year ended December 31, 2001, are incorporated herein by reference to the Annual Report to shareholders of the Fund dated December 31, 2001 (File Nos. 33-07404 and 811-4760). A copy of the Annual Report may be obtained without charge by contacting the Service Center at 1-800-730-1313.

                                    APPENDIX

S&P'S COMMERCIAL PAPER RATINGS:

A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within it's a classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt ratings is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward tread. Typically, the issuer is a strong company in a well-established industry and has superior management.

MOODY'S COMMERCIAL PAPER RATINGS:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leasing market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. Issuers rates Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS:

Commercial paper rated 'Fitch-1' is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. 'Fitch-2' is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strongest issue.

Commercial paper issued rated 'Duff 1' by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated 'Duff 2' have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors and good access to capital markets.

                                                                  APRIL 30, 2002

INVESTMENT ADVISOR OF THE PORTFOLIO
DEUTSCHE ASSET MANAGEMENT, INC.
280 Park Avenue
New York, NY  10017

ADMINISTRATOR AND TRANSFER AGENT
INVESTMENT COMPANY CAPITAL CORP.
One South Street
Baltimore, MD 21202


DISTRIBUTOR
ICC DISTRIBUTORS, INC.
Two Portland Square
Portland, ME  04101


CUSTODIAN
DEUTSCHE BANK TRUST COMPANY AMERICAS
100 Plaza One
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS
ERNST & YOUNG LLP
Two Commerce Square, Suite
4000
2001 Market Street
Philadelphia, PA 19103

COUNSEL
WILLKIE FARR & GALLAGHER LLP
787 Seventh Avenue
New York, NY  10019

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


Cusip#: 055922652 (Quantitative Equity Fund - Investment Class)
Cusip#: 055922645 (Quantitative Equity Fund - Institutional Class)

COMBQEFSAI (4/02)

PART C - OTHER INFORMATION

ITEM 23. Exhibits.

(a)  Declaration of Trust dated July 21, 1986; 1
       (1) Supplement to Declaration of Trust dated October 20, 1986; 1
       (2) Second Supplement to Declaration of Trust dated May 16, 1988; 1
(b) By-Laws; 1
(c) Incorporated by reference to Exhibit (b) above;
(d) Investment Advisory Contract dated April 30, 2001 between the Registrant and Deutsche Asset Management, Inc. on behalf of all of the series in the
    Trust; 25
(e) Distribution Agreement dated August 11, 1998; 5
        (1)  Appendix A dated June 12, 2001, to Distribution Agreement; 24
(f) Bonus or Profit Sharing Contracts - Not applicable; (g) Custodian Agreement dated July 1, 1996; 2
        (1) Cash Services Addendum to Custodian Agreement dated
            December 18, 1997; 4 (2) Amendment No.9 to Exhibit A of the Custodian Agreement dated April 27, 2001; 20
(h)  Administration Agreement dated July 1, 2001; 24
        (1) Expense Limitation Agreement; 24
        (2) Transfer Agency Agreement dated October 1, 2000 with Investment Company Capital Corp.; 19
(i)  Legal Opinion - Not applicable;
(j)  Consent of Independent Accountants - filed herewith;
(k)  Omitted Financial Statements - Not applicable;
(l)  Initial Capital Agreements - Not applicable;
(m)  Rule 12b-1 Plans - "form of"; 22 (n) Not applicable.
(o)  Rule 18f-3 Plan, as amended; 22
(p)  Codes of Ethics for Funds;16 and Advisor; 24
(q)  Powers of Attorney of Registrant; 25
----------------------------------
1. Incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A ("Registration Statement") as filed with the Securities and Exchange Commission ("Commission") on July 31, 1995.
2. Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement as filed with the Commission on July 1, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement as filed with the Commission on January 28, 1998.
4. Incorporated by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement as filed with the Commission on June 30, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement as filed with the Commission on November 25, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 56 to Registrant's Registration Statement as filed with the Commission on January 28, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 57 to Registrant's Registration Statement as filed with the Commission on February 8, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement as filed with the Commission on November 8, 1993.

9. Incorporated by reference to Post-Effective Amendment No. 60 to Registrant's Registration Statement as filed with the Commission on March 15, 1999.
10. Incorporated by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement as filed with the Commission on July 29, 1999.
11. Incorporated by reference to Post-Effective Amendment No. 64 to Registrant's Registration Statement as filed with the Commission on October 22, 1999.
12. Incorporated by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement as filed with the Commission on December 23, 1999.
13. Incorporated by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement as filed with the Commission on January 28, 2000.
14. Incorporated by reference to Post-Effective Amendment No. 68 to Registrant's Registration Statement as filed with the Commission on April 28, 2000.
15. Incorporated by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement as filed with the Commission on May 1, 2000.
16. Incorporated by reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement as filed with the Commission on June 26, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 73 to Registrant's Registration Statement as filed with the Commission on August 31, 2000.
18. Incorporated by reference to Post-Effective Amendment No. 74 to Registrant's Registration Statement as filed with the Commission on September 29, 2000.
19. Incorporated by reference to Post-Effective Amendment No. 75 to Registrant's Registration Statement as filed with the Commission on October 20, 2000.
20. Incorporated by reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement as filed with the Commission on December 29, 2000.
21. Incorporated by reference to Post-Effective Amendment No. 78 to Registrant's Registration Statement as filed with the Commission on January 29, 2001.
22. Incorporated by reference to Post Effective Amendment No. 81 to Registrant's Registration Statement as filed with the Commission on March 30, 2001.
23. Incorporated by reference to Post Effective Amendment No. 82 to Registrant's Registration Statement as filed with the Commission on April 30, 2001.
24. Incorporated by reference to Post-Effective Amendment No. 84 to Registrant's Registration Statement as filed with the Commission on June 29, 2001.
25. Incorporated by reference to Post-Effective Amendment No. 86 to Registrant's Registration Statement as filed with the Commission on January 28, 2002.

ITEM 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

ITEM 25. Indemnification.

Incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.

ITEM 26.  Business and Other Connections of Investment Advisor.

All of the information required by this item is set forth in the Form ADV, as amended, of Deutsche Asset Management, Inc. (formerly Morgan Grenfell Inc.) (File No. 801-27291). The following sections of each such Form ADV are incorporated herein by reference:

(a)      Items 1 and 2 of Part II
(b)      Section 6, Business Background, of each Schedule D.

Item 27. Principal Underwriters.

(a) ICC Distributors, Inc., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies: BT Investment Funds, BT Advisor Funds, BT Institutional Funds, BT Pyramid Mutual Funds, Cash Management Portfolio, Treasury Money Portfolio, International Equity Portfolio, Equity 500 Index Portfolio, Asset Management Portfolio, BT Investment Portfolios, Deutsche Bank Alex. Brown Cash Reserve Fund, Inc., Flag Investors Communications Fund, Inc., Emerging Growth Fund, Inc., Short-Intermediate Income Fund, Inc., Flag Investors Value Builder Fund, Inc., Real Estate Securities Fund, Inc., Flag Investors Equity Partners Fund, Inc., Flag Investors Series Funds, Inc., Deutsche Investors Funds, Inc. (formerly known as Flag Investors Funds, Inc.), Deutsche Investors Portfolios Trust (formerly known a Flag Investors Portfolios Trust), and Morgan Grenfell Investment Trust.

(b) Unless otherwise stated, the principal business address for the following persons is Two Portland Square, Portland, Maine 04101.

Name and                    Positions and                      Positions and
Principal Business          Offices with                       Offices with
Address                     Distributor                        Registrant

John A. Keffer             President & Director                None
David R. Keffer            Director                            None
Ronald H. Hirsch           Treasurer                           None
Nanette K. Chern           Chief Compliance Officer            None
David I. Goldstein         Secretary                           None
Benjamin L. Niles          Vice President                      None
Frederick Skillin          Assistant Treasurer                 None
Dana A. Lukens             Assistant Secretary                 None

(c)  None

ITEM 28. Location of Accounts and Records.

BT Investment Funds:                Deutsche Asset Management
(Registrant)                        One South Street
                                    Baltimore, MD 21202

Investment Company Capital Corp.    One South Street
(Administrator, Transfer Agent)     Baltimore, MD 21202

DST                                 127 West 10th Street
(Sub-Transfer Agent                 Kansas City, MO  64105
and Sub-Dividend Distribution Agent)

Deutsche Bank Trust Company         100 Plaza One
Americas: (Custodian)               Jersey City, NJ 07311

Deutsche Asset Management, Inc.:    280 Park Avenue
(Investment Advisor)                New York, NY 10017

ICC Distributors, Inc.:             Two Portland Square
(Distributor)                       Portland, ME 04101

ITEM 29. Management Services.

Not Applicable

ITEM 30. Undertakings.

Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BT INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and the State of Maryland on this 30th day of April, 2002.

                                          BT INVESTMENT FUNDS

                                      By: /S/DANIEL O. HIRSCH
                                          Daniel O. Hirsch, Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacity and on the date indicated:

NAME                                        TITLE             DATE

By:  /S/DANIEL O. HIRSCH            Secretary                 April 30, 2002
     Daniel O. Hirsch               (Attorney in Fact
                                    For the Persons Listed Below)

/s/ RICHARD T. HALE*                President, Chief Executive
Richard T. Hale                     Officer and Trustee

/s/ Charles A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/ CHARLES P. BIGGAR*              Trustee
Charles P. Biggar

/s/ S. LELAND DILL*                 Trustee
S. Leland Dill

/s/ MARTIN J. GRUBER*               Trustee
Martin J. Gruber

/s/ RICHARD J. HERRING*             Trustee
Richard J. Herring

/s/ BRUCE T. LANGTON*               Trustee
Bruce T. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/ HARRY VAN BENSCHOTEN*           Trustee
Harry Van Benschoten

* By Power of Attorney - Incorporated by reference to Amendment No.86 to the Registration Statement as filed with the Commission on January 28, 2002.

                                   SIGNATURES

         CASH MANAGEMENT PORTFOLIO, TREASURY MONEY PORTFOLIO and BT INVESTMENT PORTFOLIOS have duly caused this Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A of BT Investment Funds to be signed on their behalf by the undersigned authorized in the City of Baltimore and the State of Maryland on the 30th day of April, 2002.

                             CASH MANAGEMENT PORTFOLIO

                             By: /S/DANIEL O. HIRSCH
                                 Daniel O. Hirsch, Secretary

                             TREASURY MONEY PORTFOLIO

                             By: /S/DANIEL O. HIRSCH
                                 Daniel O. Hirsch, Secretary

                             BT INVESTMENT PORTFOLIOS

                             By: /S/DANIEL O. HIRSCH
                                 Daniel O. Hirsch, Secretary

This Post-Effective Amendment No. 89 to the Registration Statement of BT Investment Funds has been signed below by the following persons in the capacities indicated with respect to CASH MANAGEMENT PORTFOLIO, TREASURY MONEY PORTFOLIO, and BT INVESTMENT PORTFOLIOS.

NAME                                     TITLE                      DATE

By:     /S/DANIEL O. HIRSCH         Secretary                 April 30, 2002
        Daniel O. Hirsch            (Attorney in
                                    Fact for the
                                    Persons Listed
                                    Below)

/s/ CHARLES A. RIZZO*               Treasurer (Principal
Charles A. Rizzo                    Financial and Accounting Officer)

/s/CHARLES P. BIGGAR *              Trustee
Charles P. Biggar

/s/S. LELAND DILL*                  Trustee
S. Leland Dill

/s/MARTIN J. GRUBER*                Trustee
Martin J. Gruber

/s/RICHARD T. HALE*                 Trustee, President and
Richard T. Hale                     Chief Executive Officer

/s/RICHARD R. HERRING*              Trustee
Richard R. Herring

/s/BRUCE E. LANGTON*                Trustee
Bruce E. Langton

/s/ PHILIP SAUNDERS, JR.*           Trustee
Philip Saunders, Jr.

/s/HARRY VAN BENSCHOTEN*            Trustee
Harry Van Benschoten

*By Power of Attorney - Incorporated by reference to Amendment No.86 to the Registration Statement as filed with the Commission on January 28, 2002.

                             RESOLUTIONS RELATING TO
                     RATIFICATION OF REGISTRATION STATEMENTS

                   (Approved by the Boards of each Investment
                 Company with a Fiscal Year End of December 31)

        RESOLVED,        That the proper officers of the Trust be, and they
                         hereby are, authorized and directed to execute, in the name and on behalf of the Trust, a Post-Effective
                         Amendment under the Securities Act of 1933 (the "1933
                         Act") and an Amendment under the Investment Company Act of 1940, as amended, (the "1940 Act") to the Trust's
                         Registration Statement on Form N-1A, and all necessary exhibits and other instruments relating thereto
                         (collectively, the "Registration Statement"), to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Securities and Exchange Commission (the "Commission"), under the 1933 Act and the 1940 Act and to appear, together with legal counsel, on behalf of the Trust before the Commission in connection with any matter relating to the Registration Statement.

         RESOLVED,        That the proper officer of the Trust be, and he or she
                          hereby is, authorized and directed in the name and on behalf of the Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Trust under the securities laws of such of the states of the United
                          States of America or other jurisdictions, including
                          Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Directors and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Trust.

         RESOLVED,        That the proper and all actions heretofore or
                          hereafter taken by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Trust.

         RESOLVED,        That the proper officers of the Portfolio Trust be,
                          and they hereby are, authorized and directed to execute, in the name and on behalf of the Portfolio
                          Trust, an Amendment under the 1940 Act to the Portfolio Trust's Registration Statement, to procure all other necessary signatures thereon, and to file the appropriate exhibits thereto, with the Commission, and to appear, together with legal counsel, on behalf of the Portfolio Trust before the Commission in connection with any matter relating to the Registration Statement.

         RESOLVED,        That the proper officer of the Portfolio Trust be, and
                          he or she hereby is, authorized and directed in the name and on behalf of the Portfolio Trust to take any and all action which the officer so acting may deem necessary or advisable in order to obtain a permit to register or qualify shares of common stock of the Portfolio Trust for issuance and sale or to request an exemption from registration of shares of common stock of the Portfolio Trust under the securities laws of such of the states of the United States of America or other jurisdictions, including Canada, as such officer may deem advisable, and in connection with such registration, permits, licenses, qualifications and exemptions to execute, acknowledge, verify, deliver, file and publish all such applications, reports, issuer's covenants, resolutions, irrevocable consents to service of process, powers of attorney and other papers and instruments as may be required under such laws or may be deemed by such officer to be useful or advisable to be filed thereunder, and that the form of any and all resolutions required by any such state authority in connection with such registration, licensing, permitting, qualification or exemption is hereby adopted if (1) in the opinion of the officer of the Portfolio Trust so acting the adoption of such resolutions is necessary or advisable, and (2) the Secretary of the Portfolio Trust evidences such adoption by filing herewith copies of such resolutions which shall thereupon be deemed to be adopted by the Board of Trustees and incorporated in the minutes as a part of this resolution and with the same force and effect as if attached hereto and that the proper officers of the Portfolio Trust are hereby authorized to take any and all action that they may deem necessary or advisable in order to maintain such registration in effect for as long as they may deem to be in the best interests of the Portfolio Trust.

         RESOLVED,        That any and all actions heretofore or hereafter taken
                          by such officer or officers within the terms of the foregoing resolutions be, and they hereby are, ratified and confirmed as the authorized act and deed of the Portfolio Trust.